FILE NO. 33-90474
                                                                       811-9002


              As Filed with the Securities and Exchange Commission


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
Pre-Effective Amendment No.                                                [ ]
Post-Effective Amendment No. 5                                             [X]

                                     and /or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [X]
Amendment No. 6                                                            [X]

                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)



                         NORTHERN LIFE INSURANCE COMPANY
                               (Name of Depositor)


                  1110 Third Avenue, Seattle, Washington 98101
         (Address of Depositor's Principal Executive Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code: (206) 292-1111


                                 James E. Nelson
                         Northern Life Insurance Company
                                1110 Third Avenue
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)


                  Approximate date of proposed Public Offering:
   As soon as practicable after the Registration Statement becomes effective.


              It is proposed that this filing will become effective
                            (check appropriate space)


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 1998, pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date), pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date of a previously filed Post-Effective Amendment.

Title of Securities Being Registered: Variable Annuity Contracts Issued by a Registered Separate Account

                              SEPARATE ACCOUNT ONE

                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

   FORM N-4
 ITEM NUMBER    PART A HEADING IN PROSPECTUS
 -----------    ----------------------------
      1         Cover Page
      2         Definitions
      3         Summary
      4         Condensed Financial Information
      5         The Company; The Variable Account; Investments
                of the Variable Account
      6         Charges Made by the Company
      7         The Contracts
      8         Annuity Provisions
      9         The Contracts
      10        The Contracts
      11        The Contracts
      12        Federal Tax Status
      13        Legal Proceedings
      14        Statement of Additional Information Table of
                Contents

                PART B HEADING IN STATEMENT OF ADDITIONAL INFORMATION
                ------------------------------------------------------
      15        Cover Page
      16        Table of Contents
      17        Introduction
      18        Not Applicable
      19        Distribution of the Contracts
      20        Distribution of the Contracts
      21        Calculation of Yields and Total Returns
      22        Annuity Provisions (In Prospectus)
      23        Financial Statements

                PART C HEADINGS
                ---------------
      24        Financial Statements and Exhibits
      25        Directors and Officers of the Depositor
      26        Persons Controlled by or Under Common Control
                with the Depositor or Registrant
      27        Number of Contract Owners
      28        Indemnification
      29        Principal Underwriter
      30        Location of Accounts and Records
      31        Not Applicable
      32        Undertakings

VARIABLE ANNUITY

PROSPECTUS

THE NORTHERN LIFE

                                    ADVANTAGE

                        [PROSPECTUS COVER PHOTO/GRAPHIC]

                                  MAY 1, 1998


                                                             NORTHERN LIFE
                                                             A RELIASTAR COMPANY

                              SEPARATE ACCOUNT ONE
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                         NORTHERN LIFE INSURANCE COMPANY
                  1110 THIRD AVENUE, SEATTLE, WASHINGTON 98101
                            TELEPHONE: (206) 292-1111


     The Individual Deferred Variable/Fixed Annuity Contracts described in this Prospectus ("Contracts") are offered by Northern Life Insurance Company (the "Company") for use in connection with retirement plans qualifying for special tax treatment under Sections 401(a), 403(b), 408, 408A and 457 of the Internal Revenue Code of 1986, as amended (the "Code"). In addition, one of the Contracts described in this Prospectus is offered on a non-qualified basis.

     This Prospectus offers two series of flexible premium annuity Contracts (the "Flex Series" and the "Transfer Series") which differ in the amount of Purchase Payments required, when Purchase Payments can be made and certain charges imposed under the Contracts. The Transfer Series is not available in Massachusetts.

     The Contracts provide for accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis. Annuity Payouts under the Contracts are deferred until a selected later date.

     Purchase Payments may be allocated to one or more of the available Sub-Accounts of Separate Account One (the "Variable Account"), a separate account of the Company and/or to one or both Fixed Account options, Fixed Account A and Fixed Account B, which are part of the general account of the Company. Information about Fixed Account A and Fixed Account B is contained in Appendix A, on page A-1.

     Additional information about the Contracts, the Company and the Variable Account is contained in a Statement of Additional Information dated May 1, 1998, which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to Northern Life Insurance Company, P.O. Box 12530, Seattle, Washington 98111, by calling (800) 426-7050 (ext. 2505), or by accessing the SEC's internet web site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 41 of this Prospectus.


                           (Continued on next page)


     THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

     NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES OF THE FUNDS AND INTERESTS IN THE CONTRACTS AND FIXED ACCOUNTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY DEPOSITORY INSTITUTION, AND THE SHARES AND INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.


THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.


15500 4-98

     Purchase Payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Funds"). The Funds are currently four portfolios of The Alger American Fund, four portfolios of the Fidelity Variable Insurance Products Fund, four portfolios of the Fidelity Variable Insurance Products Fund II, four portfolios of Janus Aspen Series, two portfolios of Neuberger&Berman Advisers Management Trust, five portfolios of the Northstar Variable Trust, and four portfolios of the OCC Accumulation Trust. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, depending on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. This Prospectus is valid only when accompanied by Prospectuses for the Funds, which are attached hereto.

                               TABLE OF CONTENTS



Definitions................................................................ 5
Summary Of Contract Expenses............................................... 8
Summary................................................................... 12
 Purpose of Contracts..................................................... 12
 Series of Contracts...................................................... 12
 Investment Alternatives.................................................. 12
 Purchasing a Contract.................................................... 12
 Withdrawals.............................................................. 13
 Withdrawal Charge........................................................ 13
 Other Charges............................................................ 13
 Reallocations............................................................ 13
 Fixed and Variable Annuity Payouts....................................... 13
 Revocation............................................................... 13
Condensed Financial Information........................................... 14
Performance Information................................................... 16
The Company............................................................... 18
The Variable Account...................................................... 18
Investments Of The Variable Account....................................... 18
 Investment Advisors of the Funds......................................... 19
 Fund Descriptions........................................................ 20
 Reinvestment............................................................. 21
 Addition, Deletion or Substituion of Fund Shares......................... 21
Charges Made By The Company............................................... 21
 Withdrawal Charge (Contingent Deferred Sales Charge)..................... 21
 Partial Waiver of Withdrawal Charge...................................... 22
 Reduction of Withdrawal Charge........................................... 23
 Annual Contract Charge................................................... 23
 Mortality Risk Charge.................................................... 23
 Expense Risk Charge...................................................... 24
 Administrative Charge.................................................... 24
 Sufficiency of Charges................................................... 24
 Premium and Other Taxes.................................................. 24
 Reduction of Charges..................................................... 24
 Expenses of the Funds.................................................... 25
Administration............................................................ 25
The Contracts............................................................. 25
 Contract Application and Purchase Payments............................... 25
 Revocation............................................................... 25
 Allocation of Purchase Payments.......................................... 25
 Accumulation Unit Value.................................................. 26
 Net Investment Factor.................................................... 26
 Death Benefit Before the Start Date...................................... 26
 Payment of Death Benefit Before the Start Date........................... 27
 Death Benefit After Start Date........................................... 27
 Withdrawal (Redemption).................................................. 27
 Systematic Withdrawals................................................... 28
 Loans Available from Certain Qualified Contracts......................... 28
 Reallocations............................................................ 29
  Written Reallocations................................................... 29
  Telephone/Reallocations................................................. 29
  Automatic Reallocations................................................. 30
  Dollar Cost Averaging Reallocations..................................... 30
  Reallocations from the Fixed Accounts................................... 30
 Assignments.............................................................. 31
 Contract Owner and Beneficiaries......................................... 31
 Contract Inquiries....................................................... 31

Annuity Provisions........................................................ 32
 Start Date............................................................... 32
 Annuity Payout Selection................................................. 32
 Forms of Annuity Payouts................................................. 32
 Frequency and Amount of Annuity Payouts.................................. 32
 Annuity Payouts.......................................................... 33
 Sub-Account Annuity Unit Value........................................... 33
 Assumed Investment Rate.................................................. 33
 Partial Annuitization.................................................... 33
Federal Tax Status........................................................ 34
 Introduction............................................................. 34
 Tax Status of the Contract............................................... 34
 Taxation of Annuities.................................................... 35
 Transfers, Assignments or Exchanges of a Contract........................ 36
 Withholding.............................................................. 36
 Multiple Contracts....................................................... 36
 Taxation of Qualified Plans.............................................. 36
 Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans............. 37
 Individual Retirement Annuities.......................................... 37
 Tax Sheltered Annuities.................................................. 37
 Section 457 Plans........................................................ 38
 Possible Charge for the Company's Taxes.................................. 38
 Other Tax Consequences................................................... 38
 Possible Changes in Taxation............................................. 38
Voting of Fund Shares..................................................... 38
Distribution Of The Contracts............................................. 39
Reports To Contract Owners................................................ 39
Legal Proceedings......................................................... 39
Preparing for the Year 2000............................................... 39
Financial Statements And Experts.......................................... 40
Further Information....................................................... 40
Statement of Additional Information Table of Contents..................... 41
Appendix A............................................................... A-1


INVESTMENT OPTION PROSPECTUSES


The Alger American Fund:
 Growth Portfolio
 Leveraged AllCap Portfolio
 MidCap Growth Portfolio
 Small Capitalization Portfolio
Fidelity Variable Insurance Products Fund (VIP):
 VIP Equity-Income Portfolio
 VIP Growth Portfolio
 VIP Money Market Portfolio
 VIP Overseas Portfolio
Fidelity Variable Insurance Products Fund II
 (VIP II):
 VIP II Asset Manager: Growth Portfolio
 VIP II Asset Manager Portfolio
 VIP II Contrafund Portfolio
 VIP II Index 500 Portfolio
Janus Aspen Series:
 Agressive Growth Portfolio
 Growth Portfolio
 International Growth Portfolio
 Worldwide Growth Portfolio
Neuberger&Berman Advisers Management Trust:
 Limited Maturity Bond Portfolio
 Partners Portfolio
Northstar Variable Trust:
 Growth Portfolio
 High Yield Bond Portfolio
 Income and Growth Portfolio
 International Value Portfolio
 Multi-Sector Bond Portfolio
OCC Accumulation Trust:
 Equity Portfolio
 Global Equity Portfolio
 Managed Portfolio
 Small Cap Portfolio

DEFINITIONS

ACCUMULATION UNIT. A unit of measure used to determine the Variable Account
   Contract Value.

ALGER. The Alger American Fund.
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

ANNUITANT. The person whose life determines the annuity payouts payable at the Start Date under a Contract.

ANNUITY PAYOUT DATE. Unless otherwise agreed to by the Company, the first business day of any calendar month in which a Fixed or Variable Annuity Payout is made under a Contract.

ANNUITY UNIT. A unit of measure used to determine the amount of a Variable
   Annuity Payout after the first Variable Annuity Payout.

BENEFICIARY. The person(s) named by the Contract Owner to receive the Death
   Benefit upon the death of the Contract Owner or Annuitant, if applicable, before the Start Date and to receive the balance of annuity payouts, if any, under the annuity payout(s) in effect at the Annuitant's death.

CODE. The Internal Revenue Code of 1986, as amended.

COMPANY. Northern Life Insurance Company, a stock life insurance company incorporated under the laws of the State of Washington.

CONTINGENT BENEFICIARY. The person(s) named to become the Beneficiary if the Beneficiary dies, if applicable.

CONTRACT ANNIVERSARY. The same day and month as the Issue Date each year.

CONTRACT EARNINGS. For a Transfer Series Contract, the Contract Value on any
   Valuation Date, plus the aggregate Purchase Payments withdrawn up to that date, minus the aggregate Purchase Payments made up to that date.

CONTRACT OWNER. The person who controls all the rights and privileges under a Contract.

CONTRACT VALUE. The sum of the Variable Account Contract Value, plus the sum of the Fixed Account A and Fixed Account B Contract Values.

CONTRACT YEAR. Each twelve-month period starting with the Issue Date and each Contract Anniversary thereafter.

DEATH BENEFIT. The amount payable, if any, upon the death, before the Start Date of the Contract Owner of a qualified Contract or the Annuitant or Contract Owner in the case of a non-qualified Contract.

DEATH BENEFIT VALUATION DATE. The Valuation Date next following the date the
   Company receives proof of death and an appropriate written request for payment of the Death Benefit from the Beneficiary.

FIDELITY VIP. Variable Insurance Products Fund.
   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP Money Market Portfolio
   VIP Overseas Portfolio

FIDELITY VIP II. Variable Insurance Products Fund II.
   VIP II Asset Manager: Growth Portfolio
   VIP II Asset Manager Portfolio
   VIP II Contrafund 500 Portfolio
   VIP II Index 500 Portfolio

FIXED ACCOUNT A. Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT A CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account A, increased by reallocations made to Fixed Account A (including amounts reallocated to the Loan Account) and interest credited to Fixed Account A, less reallocations out of Fixed Account A, withdrawals from Fixed Account A (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT B. Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT B CONTRACT VALUE. An amount equal to the sum of Purchase Payments allocated to Fixed Account B, increased by reallocations made to Fixed Account B and interest credited to Fixed Account B, less reallocations out of Fixed Account B, withdrawals from Fixed Account B (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ANNUITY PAYOUT. A series of periodic payments to the Payee which do not vary in amount, are guaranteed as to principal and interest, and are paid from the general account of the Company.

FUND. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

ISSUE DATE. The date on which the Contract is issued as shown on the Contract data page.

JANUS ASPEN SERIES.
   Agressive Growth Portfolio
   Growth Portfolio
   International Growth Portfolio
   Worldwide Growth Portfolio

LOAN ACCOUNT. The portion, if any, of Contract Value segregated within Fixed
   Account A which is designated as security for a loan under the Contract.


NEUBERGER&BERMAN AMT: Advisers Management Trust.
   Limited Maturity Bond Portfolio
   Partners Portfolio


NORTHSTAR VARIABLE TRUST.
   Growth Portfolio
   High Yield Bond Portfolio
   Income and Growth Portfolio
   International Value Portfolio
   Multi-Sector Bond Portfolio

OCC ACCUMULATION TRUST.
   Equity Portfolio
   Global Equity Portfolio
   Managed Portfolio
   Small Cap Portfolio

OUTSTANDING LOAN BALANCE. The aggregate value, if any, of all existing loans, plus any accumulated loan interest, less any loan repayments.

PAYEE. The person to whom the Company will make Annuity Payouts.

PURCHASE PAYMENT. A payment made to the Company under a Contract which, if permitted under a Contract includes periodic, single lump sum, rollover and transfer payments.

QUALIFIED PLAN. A retirement plan under Sections 401(a), 403(b), 408, 408A or
   457 of the Code.

SEC. The Securities and Exchange Commission.

SPECIFIED CONTRACT ANNIVERSARY. Each sixth Contract Anniversary.

START DATE. The date on which all of the Contract Value is used to purchase a Fixed and/or Variable Annuity Payout.

SUB-ACCOUNT. A subdivision of the Variable Account available under a Contract which invests in shares of a specific Fund.

SUB-ACCOUNT CONTRACT VALUE. For any Sub-Account, an amount equal to the number of accumulation units of that Sub-Account under a Contract when the Sub-Account Contract Value is computed, multiplied by the accumulation unit value for that Sub-Account.

WITHDRAWAL VALUE. The Contract Value less any applicable Withdrawal Charge, any
   Outstanding Loan Balance and in the case of a full withdrawal, less the Annual Contract Charge.

VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: Martin Luther King Holiday; New Year's Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.

VALUATION PERIOD. The period of time between a Valuation Date and the next
   Valuation Date.

VARIABLE ACCOUNT. Separate Account One, which is a separate investment account of the Company.

VARIABLE ACCOUNT CONTRACT VALUE. The sum of all Sub-Account Contract Values under a Contract.

VARIABLE ANNUITY PAYOUT. A series of periodic payments to the Payee which will vary in amount based on the investment performance of the Sub-Accounts selected under a Contract.

SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases .................................     None
Maximum Withdrawal Charge Transfer Series (a) .....................     6%
Maximum Withdrawal Charge Flex Series (a) .........................     8%
Reallocation Charge (b) ...........................................     None
ANNUAL CONTRACT CHARGE (c) ........................................     $30

VARIABLE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
Mortality and Expense Risk Charges ................................     1.25%
Other Account Fees and Expenses
     (See "Administrative Charge" on page 24.).....................      .15%
Total Variable Account Annual Expenses ............................     1.40%

ANNUAL INVESTMENT FUND EXPENSES AFTER REIMBURSEMENTS (d)*
     (as a percentage of Fund average net assets)

                                                               MANAGEMENT                        TOTAL FUND
                                                               (ADVISORY)                          ANNUAL
                                                                 FEES(d)      OTHER EXPENSES      EXPENSE
                                                              ------------   ----------------   -----------
Alger American Growth Portfolio (d) .......................        0.75%            0.04%           0.79%
Alger American Leveraged AllCap Portfolio (d) .............        0.85%            0.15%           1.00%
Alger American MidCap Growth Portfolio (d) ................        0.80%            0.04%           0.84%
Alger American Small Capitalization Portfolio (d) .........        0.85%            0.04%           0.89%
Fidelity VIP Equity-Income Portfolio (d)(e) ...............        0.50%            0.08%           0.58%
Fidelity VIP Growth Portfolio (d)(e) ......................        0.60%            0.09%           0.69%
Fidelity VIP Money Market Portfolio (d) ...................        0.21%            0.10%           0.31%
Fidelity VIP Overseas Portfolio (d)(e) ....................        0.75%            0.17%           0.92%
Fidelity VIP II Asset Manager: Growth
 Portfolio (d)(e) .........................................        0.60%            0.17%           0.77%
Fidelity VIP II Asset Manager Portfolio (d)(e) ............        0.55%            0.10%           0.65%
Fidelity VIP II Contrafund Portfolio (d)(e) ...............        0.60%            0.11%           0.71%
Fidelity VIP II Index 500 Portfolio (d)(f) ................        0.24%            0.04%           0.28%
Janus Aggressive Growth Portfolio (d)(g) ..................        0.73%            0.03%           0.76%
Janus Growth Portfolio (d)(g) .............................        0.65%            0.05%           0.70%
Janus International Growth Portfolio (d)(g) ...............        0.67%            0.29%           0.96%
Janus Worldwide Growth Portfolio (d)(g) ...................        0.66%            0.08%           0.74%
Neuberger&Berman AMT Limited Maturity
 Bond Portfolio (d)(j) ....................................        0.65%            0.12%           0.77%
Neuberger&Berman AMT Partners Portfolio (d)(j) ............        0.80%            0.06%           0.86%
Northstar Variable Trust Growth Portfolio (h) .............        0.75%            0.05%           0.80%
Northstar Variable Trust High Yield Bond
 Portfolio (h) ............................................        0.75%            0.05%           0.80%
Northstar Variable Trust Income and Growth
 Portfolio (h) ............................................        0.75%            0.05%           0.80%
Northstar Variable Trust International Value
 Portfolio (h) ............................................        0.75%            0.05%           0.80%
Northstar Variable Trust Multi-Sector Bond
 Portfolio (h) ............................................        0.75%            0.05%           0.80%
OCC Equity Portfolio (d)(i) ...............................        0.80%            0.19%           0.99%
OCC Global Equity Portfolio (d)(i) ........................        0.79%            0.40%           1.19%
OCC Managed Portfolio (d)(i) ..............................        0.80%            0.07%           0.87%
OCC Small Cap Portfolio (d)(i) ............................        0.80%            0.17%           0.97%

------------------
* The Fees and Expense information regarding the Funds was provided by the Funds. Except for the Northstar Variable Trust, neither the Funds nor their advisers are affiliated with the Company.

EXAMPLES

     If a full withdrawal of the Contract Value is made at the end of the applicable time period, the following expenses on a $1,000 investment, assuming a 5% annual return on assets, would be paid:

                                                  1 YEAR               3 YEARS               5 YEARS              10 YEARS
                                           --------------------  --------------------  --------------------  -------------------
                                            TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX
                                             SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES
                                           ----------  --------  ----------  --------  ----------  --------  ----------  -------

Alger American Growth Portfolio ..........     $79       $ 99       $121       $144       $149       $182       $279      $279
Alger American Leveraged
 AllCap Portfolio ........................      81        101        128        150        159        192        300       300
Alger American MidCap
 Growth Portfolio ........................      79         99        123        146        151        184        284       284
Alger American Small
 Capitalization Portfolio ................      80        100        124        147        154        186        289       289
Fidelity VIP Equity-Income Portfolio .....      77        100        115        138        138        172        258       258
Fidelity VIP Growth Portfolio ............      78         98        118        142        144        177        269       269
Fidelity VIP Money Market Portfolio ......      74         94        107        131        124        159        230       230
Fidelity VIP Overseas Portfolio ..........      80        100        125        148        155        188        292       292
Fidelity VIP II Asset Manager:
 Growth Portfolio ........................      79         98        121        144        148        181        277       277
Fidelity VIP II Asset Manager
 Portfolio ...............................      77         97        117        140        142        175        265       265
Fidelity VIP II Contrafund Portfolio .....      78         98        119        142        145        178        271       271
Fidelity VIP II Index 500 Portfolio ......      74         94        106        130        123        157        227       227
Janus Aggresive Growth Portfolio .........      79         98        121        144        147        180        276       276
Janus Growth Portfolio ...................      78         98        119        142        144        177        270       270
Janus International Growth Portfolio .....      81        100        127        149        157        190        296       296
Janus Worldwide Growth Portfolio .........      78         98        120        143        146        179        274       274
Neuberger&Berman AMT
 Limited Maturity Bond Portfolio .........      79         98        121        144        148        181        277       277
Neuberger&Berman AMT
 Partners Portfolio ......................      80         99        124        146        152        185        286       286
Northstar Variable Trust Growth
 Portfolio ...............................      79         99        122        145        149        182        280       280
Northstar Variable Trust High Yield
 Bond Portfolio ..........................      79         99        122        145        149        182        280       280
Northstar Variable Trust Income and
 Growth Portfolio ........................      79         99        122        145        149        182        280       280
Northstar Variable Trust International
 Value Portfolio .........................      79         99        122        145        149        182        280       280
Northstar Variable Trust Multi-Sector
 Bond Portfolio ..........................      79         99        122        145        149        182        280       280
OCC Equity Portfolio .....................      81        101        127        150        159        191        299       299
OCC Global Equity Portfolio ..............      83        102        133        156        169        201        318       318
OCC Managed Portfolio ....................      80         99        124        147        153        186        287       287
OCC Small Cap Portfolio ..................      81        100        127        149        158        190        297       297

     If the Contract is annuitized at the end of the applicable time period or if it is not surrendered, the following cumulative expenses on an initial $1,000 investment assuming a 5% annual return would be paid:


                                                  1 YEAR               3 YEARS               5 YEARS              10 YEARS
                                           --------------------  --------------------  --------------------  -------------------
                                            TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX     TRANSFER     FLEX
                                             SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES     SERIES
                                           ----------  --------  ----------  --------  ----------  --------  ----------  -------

Alger American Growth Portfolio ..........     $25        $25        $76        $76       $131       $131       $279      $279
Alger American Leveraged AllCap
 Portfolio ...............................      27         27         83         83        141        141        300       300
Alger American MidCap
 Growth Portfolio ........................      25         25         78         78        133        133        284       284
Alger American Small
 Capitalization Portfolio ................      26         26         79         79        136        136        289       289
Fidelity VIP Equity-Income Portfolio .....      23         23         70         70        120        120        258       258
Fidelity VIP Growth Portfolio ............      24         24         73         73        126        126        269       269
Fidelity VIP Money Market Portfolio ......      20         20         62         62        106        106        230       230
Fidelity VIP Overseas Portfolio ..........      26         26         80         80        137        137        292       292
Fidelity VIP II Asset Manager:
 Growth Portfolio ........................      25         25         76         76        130        130        277       277
Fidelity VIP II Asset Manager
 Portfolio ...............................      23         23         72         72        124        124        265       265
Fidelity VIP II Contrafund Portfolio .....      24         24         74         74        127        127        271       271
Fidelity VIP II Index 500 Portfolio ......      20         20         61         61        105        105        227       227
Janus Aggressive Growth Portfolio ........      25         25         76         76        129        129        276       276
Janus Growth Portfolio ...................      24         24         74         74        126        126        270       270
Janus International Growth Portfolio .....      27         27         82         82        139        139        296       296
Janus Worldwide Growth Portfolio .........      24         24         75         75        128        128        274       274
Neuberger&Berman AMT
 Limited Maturity Bond Portfolio .........      25         25         76         76        130        130        277       277
Neuberger&Berman AMT
 Partners Portfolio ......................      26         26         79         79        134        134        286       286
Northstar Variable Trust Growth
 Portfolio ...............................      25         25         77         77        131        131        280       280
Northstar Variable Trust High Yield
 Bond Portfolio ..........................      25         25         77         77        131        131        280       280
Northstar Variable Trust Income and
 Growth Portfolio ........................     $25        $25        $77        $77       $131       $131       $280      $280
Northstar Variable Trust International
 Value Portfolio .........................      25         25         77         77        131        131        280       280
Northstar Variable Trust Multi-Sector
 Bond Portfolio ..........................      25         25         77         77        131        131        280       280
OCC Equity Portfolio .....................      27         27         82         82        141        141        299       299
OCC Global Equity Portfolio ..............      29         29         88         88        151        151        318       318
OCC Managed Portfolio ....................      26         26         79         79        135        135        287       287
OCC Small Cap Portfolio ..................      27         27         82         82        140        140        297       297

------------------
(a) The Withdrawal Charge for the Transfer Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 6% in the Contract Year a Purchase Payment is received by the Company and the Contract Year immediately following. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. For the Flex Series Contracts, the Withdrawal Charge is based on Contract Years. It decreases from 8% in the first three Contract Years to 0% after the tenth Contract Year. Under certain situations amounts may be withdrawn free of any Withdrawal Charge or the Withdrawal Charge may be reduced or waived. For more information on the Withdrawal Charge, see "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 21. The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 21.

(b) The Company currently does not assess a charge on reallocations between Sub-Accounts or to or from the Fixed Accounts, although the Company reserves the right to assess a charge not to exceed $25 per each reallocation.

(c) The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge where the Contract Value exceeds $25,000.

(d) The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and by certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, recordkeeping, and in some cases, distribution, and other services provided by the Company and its affiliates to Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders. The percentage paid may vary from one fund company to another.

(e) A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been .57% for VIP Equity Income Portfolio, .67% for VIP Growth Portfolio, .90% for VIP Overseas Portfolio, .64% for VIP II Asset Manager Portfolio, .71% for VIP II Asset Manager: Growth Portfolio, and .68% for VIP II Contrafund Portfolio.

(f) Fidelity Management & Research Company agreed to reimburse a portion of VIP II Index 500 Portfolio's expenses during the period. Without this reimbursement, the funds' management fee, other expenses and total expenses would have been .27%, .13% and .40% respectively. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

(g) Management fees for Growth, Aggressive Growth, International Growth, and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fee for each of these Portfolios reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee reductions from Janus Capital. Fee reductions for the Growth, Aggressive Growth, International Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Without such reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Growth Portfolio; 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.79%, 0.29%, and 1.08% for International Growth Portfolio; and 0.72%, 0.09% and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the reductions at any time upon at least 90 days' notice to the Trustees.

(h) The investment adviser to the Northstar variable trust has agreed to reimburse the five Northstar Portfolios for any expenses in excess of 0.80% of each Portfolio's average daily net assets. In the absence of the investment adviser's expense reimbursements, the actual expenses that would have been paid by each Portfolio during its fiscal year ended December 31, 1997 would have been: Income and Growth Portfolio -- 1.11%; Growth Portfolio -- 1.09%; Multi-Sector Bond Portfolio -- 1.36%; High Yield Bond Portfolio -- 1.35%; and International Value Portfolio -- 2.61%. Expense reimbursements are voluntary. There is no assurance of ongoing reimbursement.

(i) The annual expenses of the OCC Accumulation Trust (the "Portfolios") reflect effective management fees after taking into effect any waiver. Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Total Portfolio Expenses for the Equity, Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets. Without such limitation and without giving effect to any expense offsets, the Management Fees, Other Expenses and Total Portfolio Expenses incurred for the fiscal year ended December 31, 1997 would have been: .80%, .19% and .99%, respectively, for the Equity Portfolio, .80%, .17% and .97%, respectively, for the Small Cap Portfolio, .80%, .07% and .87%, respectively, for the Managed Portfolio and .80%, .40% and 1.20%, respectively, for the Global Equity Portfolio.

(j) Neuberger&Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

     THE EXAMPLES SHOWN IN THE TABLE ABOVE SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

     The purpose of this table is to assist a Contract Owner in understanding the various costs and expenses that a Contract Owner will bear either directly or indirectly. The table reflects the anticipated expenses of the Variable Account as well as the actual expenses of the Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on an anticipated average Contract Value of $10,000.

     In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see page 24, "Premium and Other Taxes".


SUMMARY

PURPOSE OF CONTRACTS

     The Contracts are designed to provide individuals with retirement benefits through the accumulation of Purchase Payments on a fixed or variable basis, and by applying such accumulations to provide Fixed, Variable, or combination Fixed and Variable Annuity Payouts. The purpose of variable accumulation and Variable Annuity Payouts is to provide returns to Contract Owners which offset or exceed the effects of inflation. There is, however, no assurance that this purpose will be achieved.


SERIES OF CONTRACTS

     This Prospectus describes two series of individual deferred variable/fixed annuity Contracts. Transfer Series Contracts include an individual deferred tax sheltered annuity contract, an individual deferred retirement annuity contract and an individual deferred annuity contract ("Transfer Series"). The Flex Series Contracts include a flexible premium individual deferred tax sheltered annuity contract and a flexible premium individual retirement annuity contract ("Flex Series"). For Transfer Series Contracts and Flex Series Contracts which are Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For the non-qualified Transfer Series Contract, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code, which are not less than the specified Contract minimum Purchase Payment. The Transfer Series and Flex Series Contracts differ in terms of the amount of Purchase Payments required, when Purchase Payments can be made and certain charges. (See "Contract Application and Purchase Payments" on page 25, and "Charges Made by the Company" on page 21.)


INVESTMENT ALTERNATIVES

     Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account and to Fixed Account A and/or Fixed Account
B. Purchase Payments allocated to one or more Sub-Accounts will be invested in shares of one or more of the Funds at net asset value. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. (See "Investments of the Variable Account" on page 18.) Amounts in Fixed Account A and Fixed Account B earn various rates of interest, with the minimum being the guaranteed rate.


PURCHASING A CONTRACT

     Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Home Office. The minimum and maximum amount of Purchase Payments vary depending on the type and series of Contract purchased. (See "Contract Application and Purchase Payments" on page 25.)

WITHDRAWALS

     The Contract Owner may, subject to applicable law, make a total or partial withdrawal at any time prior to the Start Date by giving a written request to the Company. (See "Withdrawal (Redemption)" on page 27, and "Taxation of Annuities" on page 35.) No interest will accrue on amounts represented by uncashed distribution or redemption checks.


WITHDRAWAL CHARGE

     No deduction for a sales charge is made from Purchase Payments. A Withdrawal Charge (Contingent Deferred Sales Charge) may, however, apply to full or partial withdrawals, with certain exceptions. The maximum Withdrawal Charge on a full or partial withdrawal under a Transfer Series Contract is 6% of the amount withdrawn. The maximum Withdrawal Charge on a full or partial withdrawal under a Flex Series Contract is 8% of the amount withdrawn. The Company may decrease or eliminate the Withdrawal Charge applicable to Contracts sold in certain circumstances if it estimates that its sales expenses will be lower. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 21.)


OTHER CHARGES

     On each Contract Anniversary before the Start Date (and upon full withdrawal of the Contract Value on a date other than a Contract Anniversary) the Company will deduct from the Contract Value an Annual Contract Charge of $30. The Company reserves the right to waive the Annual Contract Charge where the Contract Value exceeds $25,000. The Annual Contract Charge is to reimburse the Company for administrative expenses relating to the issue and maintenance of the Contracts. The Company may decrease or eliminate the Annual Contract Charge applicable to a particular Contract sold in certain circumstances if it estimates that its administrative expenses will be lower. (See "Annual Contract Charge" on page 23.)

     The Company also deducts a Mortality Risk Charge, an Expense Risk Charge and an Administrative Charge, equal to an annual rate of 1.40% of the daily net assets of the available Sub-Accounts of the Variable Account. (See "Mortality Risk Charge", "Expense Risk Charge" and "Administrative Charge" on page 23 and 24.) Additionally, in certain states a deduction for premium tax is made. (See "Premium and Other Taxes" on page 24.)

     A daily charge, based on a percentage of average daily net assets, is paid by each Fund to its investment adviser for investment management. These charges, and other Fund charges and expenses, are more fully described in the prospectuses for the Funds and are summarized in the Summary of Contract Expenses on page 8. All of these charges and expenses are borne indirectly by Contract Owners.


REALLOCATIONS

     The Contract Owner may reallocate Contract Value among the Sub-Accounts, and from one or more Sub-Accounts to the Fixed Accounts. Reallocations may also be made from the Fixed Accounts subject to certain limitations. After Annuity Payouts begin, Annuity Unit Values may be reallocated among the Sub-Accounts, but no reallocations may be made to or from the Fixed Accounts. The Company reserves the right to impose a charge of up to $25 for each reallocation and to limit the amount and number of reallocations that may be made. (See "Reallocations" on page 29.)


FIXED AND VARIABLE ANNUITY PAYOUTS

     At the Contract Owner's option, the Annuitant may receive Fixed Annuity Payouts, Variable Annuity Payouts or a combination of Fixed and Variable Annuity Payouts.


REVOCATION

     The Contract Owner may return the Contract within ten days after it was delivered to the Contract Owner. In such cases the Company will refund the Contract Value. However, if required by applicable law, the Company will refund all Purchase Payments it has received under the Contract. (See "Revocation" on page 25.)

CONDENSED FINANCIAL INFORMATION

     The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as it is invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period:

                                                  YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31     DECEMBER 31     DECEMBER 31
                                                -------------   -------------   ------------
                                                     1995            1996           1997
                                                -------------   -------------   ------------
THE ALGER AMERICAN FUND:
 (From October 20, 1995):
Growth Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.0072     $  11.1841
 End of period ..............................     $ 10.0072       $ 11.1841     $  13.8683
 Units outstanding at end of period .........         7,531         162,852        402,925
Leveraged AllCap Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.2636     $  11.3381
 End of period ..............................     $ 10.2636       $ 11.3381     $  13.3808
 Units outstanding at end of period .........         3,864         130,393        260,380
MidCap Growth Portfolio
 Beginning of period ........................     $ 10.0000       $  9.8937     $  10.9156
 End of period ..............................     $  9.8937       $ 10.9156     $  12.3790
 Units outstanding at end of period .........         2,208         227,029        405,580
Small Capitalization Portfolio
 Beginning of period ........................     $ 10.0000       $  9.8255     $  10.0929
 End of period ..............................     $  9.8255       $ 10.0929     $  11.0863
 Units outstanding at end of period .........         9,498         261,902        527,947


FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
 (From October 20, 1995):
VIP Equity-Income Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.7172     $  12.0764
 End of period ..............................     $ 10.7172       $ 12.0764     $  15.2559
 Units outstanding at end of period .........         3,922         370,036      1,040,329
VIP Growth Portfolio
 Beginning of period ........................     $ 10.0000       $  9.8237     $  11.1103
 End of period ..............................     $  9.8237       $ 11.1103     $  13.5285
 Units outstanding at end of period .........         5,112         210,258        624,734
VIP Money Market Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.0743     $  10.4712
 End of period ..............................     $ 10.0743       $ 10.4712     $  10.8925
 Units outstanding at end of period .........            --         104,844        446,458
VIP Overseas Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.3139     $  11.5134
 End of period ..............................     $ 10.3139       $ 11.5134     $  12.6653
 Units outstanding at end of period .........         1,765         106,840        297,560

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
 (From October 20, 1995):
VIP II Asset Manager: Growth Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.3997     $ 12.2981
 End of period ..............................     $ 10.3997       $ 12.2981     $ 15.1675
 Units outstanding at end of period .........         6,432          58,201       293,160
VIP II Asset Manager Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.4586     $ 11.8181
 End of period ..............................     $ 10.4586       $ 11.8181     $ 14.0605
 Units outstanding at end of period .........         1,960          64,183       208,315

                                                  YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31     DECEMBER 31     DECEMBER 31
                                                -------------   -------------   ------------
                                                     1995            1996           1997
                                                -------------   -------------   ------------
VIP II Contrafund Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.2935     $  12.3118
 End of period ..............................     $ 10.2935       $ 12.3118     $  15.0718
 Units outstanding at end of period .........         7,417         314,103      1,124,760
VIP II Index 500 Portfolio
 Beginning of period ........................     $ 10.0000       $ 10.5862     $  12.8201
 End of period ..............................     $ 10.5862       $ 12.8201     $  16.7757
 Units outstanding at end of period .........           702         231,904      1,310,992

JANUS ASPEN SERIES:
 (All Sub-Accounts From August 8, 1997)
Aggressive Growth Portfolio
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A         $  10.8992
 Units outstanding at end of period .........       N/A             N/A             17,506
Growth Portfolio
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A         $  10.1306
 Units outstanding at end of period .........       N/A             N/A             82,286
International Growth Portfolio
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A             9.5719
 Units outstanding at end of period .........       N/A             N/A             81,884
Worldwide Growth Portfolio
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A         $   9.7817
 Units outstanding at end of period .........       N/A             N/A            295,875


NEUBERGER&BERMAN AMT:
 (All Sub-Accounts From August 8, 1997)
Limited Maturity Bond Portfolio
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A         $  10.1973
 Units outstanding at end of period .........       N/A             N/A             22,029
Partners Portfolio
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A         $  10.2686
 Units outstanding at end of period .........       N/A             N/A            255,773


NORTHSTAR VARIABLE TRUST:
Growth Portfolio
 (From October 20, 1995):
 Beginning of period ........................     $ 10.0000       $ 10.1010     $  12.2600
 End of period ..............................     $ 10.1010       $ 12.2600     $  13.8613
 Units outstanding at end of period .........         1,068         318,138      1,118,716
High Yield Bond Portfolio
 (From August 8, 1997)
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A         $  10.1765
 Units outstanding at end of period .........       N/A             N/A            105,615
Income and Growth Portfolio
 (From October 20, 1995):
 Beginning of period ........................     $ 10.0000       $ 10.3844     $  11.6518
 End of period ..............................     $ 10.3844       $ 11.6518     $  13.2844
 Units outstanding at end of period .........         2,292          62,237        270,968

                                                  YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                 DECEMBER 31     DECEMBER 31     DECEMBER 31
                                                -------------   -------------   ------------
                                                     1995            1996           1997
                                                -------------   -------------   ------------
International Value Portfolio
 (From August 8, 1997):
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A          $ 10.0733
 Units outstanding at end of period .........       N/A             N/A             57,507
Multi-Sector Bond Portfolio
 (From October 20, 1995):
 Beginning of period ........................   $ 10.0000       $ 10.2402        $ 11.4373
 End of period ..............................   $ 10.2402       $ 11.4373        $ 12.0693
 Units outstanding at end of period .........       1,937          52,791          238,691

OCC ACCUMULATION TRUST
 (All Sub-Accounts From August 8, 1997)
Equity Portfolio
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A          $ 10.6409
 Units outstanding at end of period .........       N/A             N/A             45,654
Global Equity Portfolio
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A          $  9.4592
 Units outstanding at end of period .........       N/A             N/A             18,968
Managed Portfolio
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A          $ 10.0801
 Units outstanding at end of period .........       N/A             N/A            274,773
Small Cap Portfolio
 Beginning of period ........................       N/A             N/A                 --
 End of period ..............................       N/A             N/A          $ 10.1958
 Units outstanding at end of period .........       N/A             N/A             48,630


     The Sub-Accounts investing in The Alger American Fund, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Northstar Variable Trust were not available under the Contracts prior to 1995. The Sub-Accounts investing in the Janus Aspen Series, Neuberger&Berman AMT, the Northstar Variable Trust High Yield Bond Fund, the Northstar Variable Trust International Value Fund and OCC Accumulation Trust were not available under the contracts prior to August 8, 1997.



PERFORMANCE INFORMATION

     From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, and comparisons with unmanaged market indices appears in the Statement of Additional Information.

     Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Funds. The performance, in part, reflects the Funds' expenses. See the Prospectuses for the Funds.

     The yield of the Sub-Account investing in the VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (except the Money Market Sub-Account investing in the VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of the investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Withdrawal Charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract Charges that were in effect at the inception of the Sub-Accounts for the Contracts.

     Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

     The Company may, from time to time, also disclose yields and total returns for the Portfolios of the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

     For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. The Company may also illustrate the accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis, based on hypothetical rates of return, and compare those illustrations to mutual fund hypothetical illustrations, using charts, tables, and graphs, including software programs utilizing such charts, tables, and graphs. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.


THE COMPANY

     The Company, organized in 1906, is a stock life insurance company incorporated under the laws of the State of Washington. The Company is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., a publicly-traded holding company incorporated under the laws of the State of Delaware, whose subsidiaries specialize in the life insurance and related financial services businesses. The Company offers individual and group annuity contracts. The Company is admitted to do business in the District of Columbia and all states except New York. Its Home Office is at 1110 Third Avenue, Seattle, Washington 98101.


THE VARIABLE ACCOUNT

     The Variable Account is a separate account of the Company established under the insurance laws of the State of Washington on March 22, 1994. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, the Company or the Funds. The Company has complete ownership and control of the assets in the Variable Account, but these assets are held separately from the Company's other assets and are not part of the Company's general account.

     The portion of the assets of the Variable Account equal to its reserves and other Contract liabilities will not be chargeable with liabilities arising out of any other business of the Company. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to the other income, gains, or losses of the Company.

     Purchase Payments allocated to the Variable Account are allocated to one or more Sub-Accounts selected by the Contract Owner. Each Sub-Account invests in shares of a specific Fund at net asset value. The future Variable Account Contract Value will depend, primarily, on the investment performance of the Funds whose shares are held in the Sub-Accounts.


INVESTMENTS OF THE VARIABLE ACCOUNT

     When a Contract is applied for, the Contract Owner may elect to have Purchase Payments allocated to one or more of the available Sub-Accounts. The Contract Owner may also, subject to the limits discussed below, change a Purchase Payment allocation for future Purchase Payments and may reallocate all or part of any Sub-Account Contract Value to another Sub-Account that invests in shares of another Fund.

     There are currently twenty-seven Sub-Accounts, each of which invests in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new fund with a specified investment objective. A Contract Owner is limited to participating in a maximum of sixteen Sub-Accounts over the lifetime of the Contract. The Contract Owner would not be required to select the Sub-Accounts in advance, but upon reaching participation in sixteen Sub-Accounts since issue of the Contract, the Contract Owner would only be able to transfer within the sixteen Sub-Accounts already selected and which are still available under the Variable Account.

     For example, assume a Contract Owner selects six Sub-Accounts. Later, the Contract Owner transfers out of all of the six initial selections and chooses ten different Sub-Accounts, none of which are the same as the original six selections. The Contract Owner has now used the maximum selection of sixteen Sub-Accounts. The Contract Owner may still allocate Purchase Payments or transfer Contract Values among any of the sixteen Sub-Accounts that were previously selected. However, the Contract Owner may not allocate funds to the remaining Sub-Accounts at any time. A Contract Owner may transfer partial or complete Contract Values from the Variable Account to Fixed Accounts A and B at any time.

     The Company has entered into service agreements with the managers or distributors of certain of the Funds pursuant to which the Company or its affiliates may receive from affiliates of the Funds compensation for providing administrative, recordkeeping, and in some cases distribution services to the Funds or their affiliates. Such compensation is paid based upon assets invested in the particular Funds, or based upon aggregated net asset goals. Currently, the Company has service arrangements with Alger, Fidelity, Janus, Neuberger, and OpCap Advisors.

     The Funds currently offered are described below. A brief summary of investment objectives is contained in the description of each Fund. In addition, you should read the prospectuses of the Funds for more detailed information and particularly, a more thorough explanation of investment objectives of the Funds. THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR REALLOCATIONS AMONG THE SUB-ACCOUNTS. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.


INVESTMENT ADVISERS OF THE FUNDS

     Fred Alger Management, Inc. ("Alger Management") is the investment manager for the four Alger American Portfolios and is responsible for the overall administration of The Alger American Fund, subject to the supervision of its Board of Trustees.

     Fidelity Management & Research Company ("FMR") is the investment adviser for the VIP Funds' four portfolios and for the VIP II Funds' four portfolios.

     Janus Capital Corporation ("Janus Capital") is the investment adviser of the four portfolios of Janus Aspen Series.

     Neuberger&Berman Management Inc., with the assistance of Neuberger&Berman, LLC as sub-adviser, is the investment manager of AMT Partners Portfolio and AMT Limited Maturity Bond Portfolio.

     Northstar Investment Management Corporation, an affiliate of the Company, is the investment adviser for the five portfolios of the Northstar Variable Trust Account. The Northstar Variable Trust Growth Portfolio is sub-advised by Navellier Fund Management, Inc., and the Northstar Variable Trust International Value Portfolio is sub-advised by Brandes Investment Partners, L.P.

     OpCap Advisors is the investment manager for each of the four OCC Accumulation Trust Portfolios and is a subsidiary of Oppenheimer Capital, a registered investment adviser.

FUND DESCRIPTIONS


INVESTMENT FUNDS                                       INVESTMENT OBJECTIVE
----------------                                       --------------------
THE ALGER AMERICAN FUND:
   Growth Portfolio                                    Long-term capital appreciation
   MidCap Growth Portfolio                             Long-term capital appreciation
   Small Capitalization Portfolio                      Long-term capital appreciation
   Leveraged AllCap Portfolio                          Long-term capital appreciation


FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
   VIP Equity-Income Portfolio                         Reasonable income; capital appreciation
   VIP Growth Portfolio                                Capital appreciation
   VIP Money Market Portfolio                          Income while maintaining stable $1.00 share
                                                         price
   VIP Overseas Portfolio                              Long-term capital growth

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
   VIP II Asset Manager Portfolio                      High total return with reduced risk over the
                                                         long-term
   VIP II Asset Manager: Growth Portfolio              Maximum long-term total return with less risk
                                                         than pure stock investment
   VIP II Contrafund Portfolio                         Capital appreciation
   VIP II Index 500 Portfolio                          Total return that corresponds to that of the
                                                         Standard & Poor's 500 Index


JANUS ASPEN SERIES:
   Aggressive Growth Portfolio                         Long-term capital growth
   Growth Portfolio                                    Long-term capital growth
   International Growth Portfolio                      Long-term capital growth
   Worldwide Growth Portfolio                          Long-term capital growth


NEUBERGER&BERMAN AMT:
   Limited Maturity Bond Portfolio                     Highest current income consistent with low
                                                         risk to principal and liquidity, and
                                                         secondarily, total return.
   Partners Portfolio                                  Capital growth

NORTHSTAR VARIABLE TRUST:
   Growth Portfolio                                    Long-term capital growth
   High Yield Bond Portfolio                           High current yield and capital appreciation
   Income and Growth Portfolio                         Consistent level of income; capital
                                                         appreciation
   International Value Portfolio                       Long-term capital appreciation
   Multi-Sector Bond Portfolio                         Current income; capital preservation


OCC ACCUMULATION TRUST:
   Equity Portfolio                                    Long-term capital appreciation
   Global Equity Portfolio                             Long-term capital appreciation
   Managed Portfolio                                   Capital growth
   Small Cap Portfolio                                 Capital appreciation

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

The Funds are available to registered separate accounts of insurance companies, other than the Company, offering variable annuity Contracts and variable life insurance policies. The Company currently does not foresee any disadvantages to Contract Owners resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Contract Owners whose Contract Values are allocated to the Variable Account and the Contract Owners of variable life insurance policies and variable annuity Contracts issued by the

Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict the Company will take any necessary steps, including removing the Variable Account's investment in the Fund, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.


REINVESTMENT

     The Funds described above have as a policy the distribution of income dividends and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.


ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES

     The Company reserves the following rights:

     * The Company may add to, delete from or substitute shares that may be purchased for or held in the Variable Account. If the shares of a Fund are no longer available for investment or if in the Company's judgment further investment in a Fund should become inappropriate in view of the purposes of the Variable Account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

     * The Company may establish additional Sub-Accounts, each of which would invest in shares of a new portfolio of a Fund or in shares of another investment company having a specified investment objective. The Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by the Company.

     * The Company may, if it deems it to be in the best interests of Contract Owners and Annuitants:

          (a) manage the Variable Account as a management investment company under the 1940 Act;

          (b) deregister the Variable Account under the 1940 Act if registration is no longer required;

          (c) combine the Variable Account with other separate account(s) of the Company; or

          (d) reallocate assets of the Variable Account to another Separate Account.

     *    Make any changes required by the 1940 Act.

     * Restrict or eliminate any voting privileges of Contract Owners or other persons who have voting privileges as to the Variable Account.

     * In the event any of the foregoing changes or substitutions are made, the Company may endorse the Contracts to reflect the change or substitution.

     The Company's reservation of rights is expressly subject to the following when required:

     *    Applicable Federal and state laws and regulations.

     *    Notice to Contract Owners.

     *    Approval of the SEC and/or state insurance authorities.


     The Company may eliminate certain of the Funds as investment options. It is anticipated that this will occur in the first half of 1999, subject to and contingent upon receipt of various approvals. It is expected that any policyholder monies that are invested in Sub-Accounts investing in the discontinued Funds will be transferred to alternate Funds with similar investment objectives. Policyholders who have investments in any of the discontinued Funds will be permitted for a period of 30 days to transfer their investment into a non-discontinued Fund without payment of any transfer charge.


CHARGES MADE BY THE COMPANY


WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     No deduction for a sales charge is made from Purchase Payments. However, if part or all of the Purchase Payments made under a Transfer Series Contract, or part or all of Contract Value under a Flex Series Contract, are withdrawn, a Withdrawal Charge (Contingent Deferred Sales Charge) may be made by the Company.

     Withdrawal Charges are deducted from the amount being withdrawn and are considered a part of the withdrawal.

     The Withdrawal Charge is intended to reimburse the Company for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

     TRANSFER SERIES CONTRACT. For purposes of determining Withdrawal Charges, withdrawals will be taken first from Purchase Payments on a first-in, first-out basis, then from Contract Earnings as of the Valuation Date next following the date of the Company's receipt of the withdrawal request.

     The Withdrawal Charge for full or partial withdrawal is determined by multiplying the amount of each Purchase Payment withdrawn that is not eligible for a free withdrawal, by the applicable Withdrawal Charge percentage as set forth in the following table:


                  WITHDRAWAL CHARGE PERCENTAGE TABLE
         -----------------------------------------------------
               CONTRACT YEAR OF
               WITHDRAWAL MINUS         WITHDRAWAL CHARGE AS A
          CONTRACT YEAR OF PURCHASE       PERCENTAGE OF EACH
                   PAYMENT                 PURCHASE PAYMENT
         ---------------------------   -----------------------
                      0                          6%
                      1                           6
                      2                           5
                      3                           5
                      4                           4
                      5                           2
                 6 and later                      0

     FLEX SERIES CONTRACTS. If a Flex Series Contract is withdrawn in full or in part before the eleventh Contract Year, the Company may deduct a Withdrawal Charge from the Contract Value. The Withdrawal Charge is determined by multiplying the Contract Value subject to the charge by the applicable Withdrawal Charge percentage as set forth in the following table:


                  CONTRACT YEAR     WITHDRAWAL CHARGE
                 ---------------   ------------------
                        1                  8%
                        2                  8
                        3                  8
                        4                  7
                        5                  6
                        6                  5
                        7                  4
                        8                  3
                        9                  2
                        10                 1
                        11+                0

PARTIAL WAIVER OF WITHDRAWAL CHARGE

     During any 12-month period after the Issue Date, the Contract Owner may withdraw a portion of the Contract Value without a Withdrawal Charge. The 12-month period begins with the Contract Owner's first withdrawal. For the first withdrawal, the amount available without a Withdrawal Charge will be determined on the date of the requested withdrawal and will be the greater of:

1.   10% of the Contract Value less any Outstanding Loan Balance; or

2. For Transfer Series Contracts, the Purchase Payments remaining which are no longer subject to a Withdrawal Charge, and for Flex Series Contracts, the Contract Value no longer subject to a Withdrawal Charge.

     We call this amount the "Free Surrender Amount".

     If the first withdrawal equals the Free Surrender Amount, other withdrawals during the 12-month period are subject to the Withdrawal Charge. If the first withdrawal exceeds the Free Surrender Amount, the excess is subject to the Withdrawal Charge, as are all other Withdrawals requested during the 12-month period.

     If the first withdrawal is less than the Free Surrender Amount, the Company will keep track of the unused portion of the Free Surrender Amount for the 12-month period. The unused portion of the Free Surrender Amount may be applied against no more than three (3) additional withdrawals during the 12-month period.

     The unused portion of the Free Surrender Amount available for withdrawal will be computed by the Company on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based upon:

                        10% x [(Greater of A or B) - C] D

     Where:

     A= Contract Value on the date of the first withdrawal in the 12-month period;

     B=   Contract Value on the date of the withdrawal request;

     C=   Outstanding Loan Balance on the date of the withdrawal request;

     D=   Any prior withdrawals made during the same 12-month period.

     GENERAL INFORMATION. The Withdrawal Charges described above will be waived in the event of the death of the Contract Owner or in the case of a non-qualified Contract, the death of the Annuitant. In addition, for Contracts qualified under Section 403(b) of the Code only, Withdrawal Charges may be waived under certain circumstances.

     The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

     Withdrawals may be subject to a 10% federal penalty tax if made by the Contract Owner before age 591|M/2. (See "Taxation of Annuities" on page 35.)

     Contracts purchased as "tax sheltered annuities", and Contracts purchased under state optional retirement programs are subject to certain withdrawal restrictions. (See "Withdrawal (Redemption)" on page 27.)


REDUCTION OF WITHDRAWAL CHARGE

     The Company may, at its option, provide a reduction in the Withdrawal Charge for specific classes of Contract purchasers. Currently, the Company provides a reduced Withdrawal Charge for purchasers of Tax Sheltered Annuities issued pursuant to Section 403(b) of the Code to employees of certain school districts which, in the judgment of the company, have provided cost reduction benefits to the Company in the distribution of its contracts. For such purchasers, the Withdrawal Charge on Flex Series contracts is reduced to 5% in each of the first five Contract Years. The withdrawal charge on the transfer series contract is reduced to 5% in each of the first two contract years following receipt of a purchase payment.


ANNUAL CONTRACT CHARGE

     On each Contract Anniversary prior to the Start Date, the Company deducts an Annual Contract Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the Contract, the Variable Account and the Sub-Accounts. The Company will not increase the Annual Contract Charge. The Company reserves the right to waive the Annual Contract Charge where the Contract Value exceeds $25,000, however, the Company reserves the right to reinstate the Charge on Contracts qualifying for the waiver. For all Contract Values, in any Contract Year when a full withdrawal of Contract Value is made on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such withdrawal.


MORTALITY RISK CHARGE

     The Variable Annuity Payouts made to Annuitants will vary in accordance with the investment performance of the Sub-Account selected by the Contract Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving Variable Annuity Payouts. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

     To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Start Date may receive amounts in excess of the then current Contract Value, the Company deducts a Mortality Risk Charge from the Variable Account Contract Value. (See "Death Benefit Before Start Date" on page 26.) This deduction is made daily in an amount that is equal to an annual rate of .85% of the daily Contract Values under the Variable Account. The Company may not increase the rate charged for the Mortality Risk Charge under any Contract.

EXPENSE RISK CHARGE

     The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account Contract Value. This deduction is made daily in an amount that is equal to an annual rate of .40% of the daily Variable Account Contract Values. The Company may not increase the rate of the Expense Risk Charge under any Contract.


ADMINISTRATIVE CHARGE

     The Company deducts a daily Administrative Charge from the Variable Account Contract Value in an amount equal to an annual rate of .15% of the daily Variable Account Contract Values. This charge is deducted to reimburse the Company for the cost of providing administrative services under the Contracts and the Variable Account. The Company may not increase the rate of the Administrative Charge under any Contract. Although there is not necessarily a relationship between the amount of the Administrative Charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.


SUFFICIENCY OF CHARGES

     If the amount of the Withdrawal Charge assessed in connection with the Contracts is not enough to cover all distribution expenses incurred in connection therewith, the loss will be borne by the Company. Any excess distribution expenses borne by the Company will be paid out of its general account which may include, among other things, proceeds derived from the Mortality Risk Charge and the Expense Risk Charge deducted from the Variable Account.

     The Company does not currently believe that the Withdrawal Charges imposed will cover the expected costs of distributing the Contracts.

     If the amount derived from the Mortality Risk Charge and the Expense Risk Charge is not sufficient to cover the actual cost of the mortality and expense risks assumed by the Company, the Company will bear the shortfall. Conversely, if the charges prove more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.


PREMIUM AND OTHER TAXES

     Various states and other governmental entities levy a premium tax, currently ranging up to 3.50%, on annuity Contracts issued by insurance companies. If a Contract Owner lives in a jurisdiction that levies such a tax, the Company will pay the taxes when due and reserves the right to deduct the amount of the tax either from Purchase Payments as they are received or from the Contract Value immediately before Contract Value is applied to an Annuity Payout as permitted or required by applicable law.

     The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any Purchase Payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the Contract Owner will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above. The Company reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.


REDUCTION OF CHARGES

     The Withdrawal and Contract Charges described above (except the Mortality Risk Charge) may be reduced or eliminated for Contracts issued in circumstances where the Company estimates that it will incur lower distribution or administrative expenses or perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economics associated with (a) the use of mass enrollment procedures, (b) the performance of administrative or enrollment functions by an employer, (c) the use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees, or (d) any other circumstances which reduce distribution or administrative expenses. The exact amount of Withdrawal and Contract Charges applicable to a particular Contract will be stated in that Contract.

EXPENSES OF THE FUNDS

     There are investment advisory fees, direct operating expenses and investment related expenses of the Funds that are reflected in each Fund's daily share price. These fees and expenses are described in the accompanying prospectuses for the Funds.


ADMINISTRATION

     The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company's Administrative Service Center is located at the Home Office of the Company, P.O. Box 12530, Seattle, Washington 98111-4530, and its telephone number is 1-800-426-7050.

     The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of Accumulation Unit Values; and preparation of Contract Owner reports.


THE CONTRACTS

CONTRACT APPLICATION AND PURCHASE PAYMENTS

     Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Home Office. The initial Purchase Payment will be credited within two business days after receipt at the Company's Home Office if accompanied by a complete application. The Company may retain Purchase Payments for up to five business days while attempting to complete an incomplete application. If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any Purchase Payments received will be returned immediately unless the applicant specifically consents to have the Company retain them pending completion of the application.

     For Transfer Series Contracts and Flex Series Contracts which are Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code. For the non-qualified Transfer Series Contract, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code. The minimum initial Purchase Payment the Company will accept under a Transfer Series Contract is $15,000 and subsequent payments may not be less than $5,000. The minimum amount of the initial and subsequent Purchase Payments the Company will accept under a Flex Series Contract is $50.

     The Company may choose not to accept any subsequent Purchase Payment under the Transfer Series Contracts and Flex Series Contracts if the Purchase Payment, together with the Contract Value at the next Valuation Date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded. The Company reserves the right to accept smaller or larger initial and subsequent Purchase Payments in connection with special circumstances, including, but not limited to sales through group or sponsored arrangements.


REVOCATION

     The Contract Owner may revoke a Contract by sending the Contract and written notice of revocation to the Company, P.O. Box 12530, Seattle, Washington 98111-4530, or to the agent from whom a Contract was purchased, no later than the 10th day after the Contract Owner's receipt of the Contract. As soon as the Company receives the Contract, it will be deemed void. The Company will refund the Contract Value as of the next Valuation Date after receipt of the Contract and written notice of revocation. If required by applicable law, the Company will refund all Purchase Payments it has received under the Contract.

     The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.


ALLOCATION OF PURCHASE PAYMENTS

     The Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A and/or Fixed Account B. (See Appendix A.)

     Upon allocation to Sub-Accounts of the Variable Account, a Purchase Payment is converted into Accumulation Units of the Sub-Account, by dividing the amount of the Purchase Payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT VALUE

     Each Accumulation Unit of a Sub-Account was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Accumulation Unit will vary up or down according to a Net Investment Factor, described below.

     Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.


NET INVESTMENT FACTOR

     The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the Accumulation Unit or Annuity Unit value has increased. If the Net Investment Factor is less than one, Accumulation Unit or Annuity Unit value has decreased. The Net Investment Factor for a Sub-Account is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)  Is the net result of:

     (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period;

     (b) PLUS the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period;

     (c) PLUS a per share credit or minus a per share charge for any taxes reserved for which the Company determines to have resulted from the operations of the Sub-Account and to be applicable to a Contract.

(2)  Is the net result of:

     (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

     (b) PLUS a per share credit or minus a per share charge for any taxes reserved for the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract.

(3) Is a daily factor representing the Mortality Risk Charge, the Expense Risk Charge and the Administrative Charge adjusted for the number of days in the period, which is equal to, on an annual basis, 1.40% of the daily net asset value of the Sub-Account.


DEATH BENEFIT BEFORE THE START DATE

     Before the Start Date, the Beneficiary will be entitled to receive the Death Benefit described below. The Death Benefit will be:

(1) If the Contract owner dies before the first day of the month following the Contract owner's 80th birthday, or in the case of a non-qualified Contract, the Annuitant dies on or before the first day of the month following the Annuitant's 80th birthday, then as of the Death Benefit Valuation Date, the greatest of:

     (a)  The Contract Value less any Outstanding Loan Balance;

     (b) The sum of the Purchase Payments received by the Company under the Contract, less any withdrawals, amounts used to purchase annuity payouts, any Outstanding Loan Balance, and the amount of previously deducted Annual Contract Charges; or

     (c) The Contract Value on the Specified Contract Anniversary immediately preceding the Contract Owner's or the Annuitant's death, whichever is applicable, plus any Purchase Payments since that Anniversary, less any withdrawals or amounts used to purchase annuity payouts since that Anniversary, less the amount of any previously deducted Annual Contract Charges since that Anniversary and less the Outstanding Loan Balance.

(2) If the Contract Owner, or in the case of a non-qualified Contract, the Annuitant, dies after the first day of the month following the Contract Owner's or Annuitant's 80th birthday, the Contract Value less the Outstanding Loan Balance as of the Death Benefit Valuation Date.

(3) If the Contract Owner of a non-qualified Contract dies, the Withdrawal Value as of the Death Benefit Valuation Date.


PAYMENT OF DEATH BENEFIT BEFORE THE START DATE

     The Beneficiary may elect to have any portion of the Death Benefit:

(1)  Paid in a single sum;

(2) Applied to any of the annuity payouts (in no event may annuity payouts to a Beneficiary extend beyond the Beneficiary's life expectancy or any period certain greater than the Beneficiary's life expectancy); or

(3)  Paid by another distribution method acceptable to the Company.

     The timing and manner of payment must satisfy certain requirements under the Code. In general, the Death Benefit must either be applied to an annuity payout within one year of the Contract Owner's or Annuitant's death, or the entire Contract Value must be distributed within five years of the Contract Owner's or Annuitant's date of death. An exception to this provision applies if the Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the Contract Owner and generally may exercise all rights to the Contract. (See "Federal Tax Status" on page 34.)

     If the Beneficiary requests payment of the Death Benefit in a single sum, it will be paid to the Beneficiary within seven days after the Death Benefit Valuation Date. An annuity payout selection or request for another form of distribution method must be in writing and received by the Company within a time period permitted under the Code, or the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.


DEATH BENEFIT AFTER START DATE

     If the Annuitant dies after the Start Date, remaining annuity payouts, if any, will be as stated in the form of annuity payout in effect.


WITHDRAWAL (REDEMPTION)

     If permitted by law or any applicable Qualified Plan, the Contract Owner may withdraw all or part of the Withdrawal Value of the Contract by sending a properly completed withdrawal request to the Company. (See "Federal Tax Status" on page 34.) The Contract Owner may request withdrawal of either (a) a gross amount, in which case the applicable Withdrawal Charge and taxes will be deducted from the gross amount requested, or (b) a specific amount after deduction of the applicable Withdrawal Charge and taxes. If a full withdrawal occurs on a date other than the Contract Anniversary, a deduction will be made for the Annual Contract Charge in addition to the deduction made on the previous Contract Anniversary. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 21, and "Annual Contract Charge" on page 23.) Partial withdrawals may be made in amounts not less than $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of (a) $1,000, or (b) the Outstanding Loan Balance divided by 85%. The Company will not honor requests that do not meet these requirements.

     A withdrawal will be processed on the next Valuation Date after a properly completed withdrawal request is received by the Company and payment will be made within seven days after such Valuation Date. Unless otherwise agreed to by the Company, a partial withdrawal will be taken proportionately from the Fixed Accounts and Sub-Accounts on a basis that reflects their proportionate percentage of the Withdrawal Value.

     The Company reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. No processing fee will be charged in connection with full withdrawals.

     The Company may cancel the Contract when: (a) the entire Withdrawal Value is withdrawn on or before the Start Date or (b) the Outstanding Loan Balance is equal to or greater than the Contract Value less applicable Withdrawal Charges.

     If a Contract is purchased as a "tax-sheltered annuity" under Code Section 403(b), it is subject to certain restrictions on withdrawals imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities" on page 37.) Section 403
(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the first year beginning before January 1, 1989. Distributions of the foregoing amounts may only occur upon the death of the employee, attainment of age 591|M/2, separation from service, disability or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship. Similar restrictions may apply on distributions from Contracts used in connection with state optional retirement programs.

     Withdrawal payments may be taxable. For tax purposes such payments shall be deemed to be from earnings until cumulative withdrawal payments equal all accumulated earnings and thereafter from Purchase Payments received by the Company. Consideration should be given to the tax implications of a withdrawal prior to making a withdrawal request, including a withdrawal in connection with a Qualified Plan.


SYSTEMATIC WITHDRAWALS

     A Systematic Withdrawal is an automatic form of partial withdrawal. (See "Withdrawal (Redemption)" on page 27.) The Contract Owner may elect to take Systematic Withdrawals by withdrawing a specified dollar amount or percentage of the Contract Value on a monthly, quarterly, semi-annual or annual basis. Withdrawal Charges are not waived on Systematic Withdrawals. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 21.) Systematic Withdrawals may be discontinued by the Contract Owner at any time by notifying the Company in writing.

     The Company reserves the right to modify or discontinue offering Systematic Withdrawals, however, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While the Company does not currently charge a processing fee for partial withdrawals under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of each Systematic Withdrawal payment or $25.

     Systematic Withdrawals may be included in the Contract Owner's gross income in the year in which the Systematic Withdrawal occurs. Systematic Withdrawals occurring before the Contract Owner reaches age 591|M/2 may also be subject to a 10% Federal tax penalty. The Contract Owner should consult with his or her tax adviser before requesting any Systematic Withdrawal. (See "Taxation of Annuities" on page 35.)

     Contract Owners interested in participating in the Systematic Withdrawal program may obtain a separate application form and full information concerning the program and its restrictions from their registered representative.


LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS

     Loans may be available from Contracts issued for use with Qualified Plans qualified under Section 403(b) of the Code. A loan generally will not be treated as a taxable distribution provided that the term is no longer than five years (except for certain home loans) and the loan amount does not exceed certain limits discussed below. Loans are subject to the limitations, interest rates, and repayment procedures set forth in the loan document and Contract. The loan must be repaid, in substantially equal payments, by the earlier of five years from the date of approval of the loan or the Start Date, or if used to purchase a primary residence of the Contract Owner, the earlier of 20 years or the Start Date.

     Under the Code, the maximum amount that may be borrowed, including loans from other Qualified Plans of the employer, generally may not exceed the lesser of $50,000 or 50% of the current value of an employee's interest in the Plans. For Plans other than Plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), up to $10,000 may be borrowed even if it is more than 50% of the value of the employee's accrued benefit under the Qualified Plans. The $50,000 dollar limit is reduced by the highest loan balances owed during the prior one-year period. The Company allows loan amounts (minimum $1,000) that do not exceed the Withdrawal Value less an amount representing annual loan interest, provided such amount does not exceed the maximum loan amount set by law.

     Upon the Company's receipt of a properly completed loan document, an amount equal to the loan will be reallocated from the Contract Value, on a pro rata basis, to the Loan Account, which is part of Fixed Account A. The Contract Value reallocated to the Loan Account will be used to secure the loan. Amounts reallocated from the Sub-Accounts to the Loan Account will be valued on the next Valuation Date following the Company's receipt of the loan document. Amounts transferred from the Sub-Accounts to the Loan Account will result in a reduction of Variable Account Contract Value and will not participate in the investment experience of any Sub-Account. A loan document can be obtained by writing to the Company at P.O. Box 12530, Seattle, Washington 98111-4530.

     The amounts reallocated to the Loan Account may earn an interest rate less than that credited to other amounts allocated to Fixed Account A, but it will never earn less than the guaranteed rate of three percent (3%). The annual interest rate assessed by the Company on the loan will not exceed 8% in arrears and will never be less than 5.5% in arrears.

     If any loan repayment due under a loan is not paid within 90 days of the scheduled payment date, the Company will declare the Outstanding Loan Balance immediately due and payable without notice to the Contract Owner. Unless prohibited by law, the Outstanding Loan Balance, along with any applicable Withdrawal Charges will be withdrawn from the Loan Account. Such forfeiture of Contract Value is a taxable event, and may be subject to a 10% penalty tax for early withdrawal or adversely affect the treatment of the Contract under Section 403(b) of the Code. (See "Tax Sheltered Annuities" on page 37.)

     The Company reserves the right to charge a loan service fee not to exceed $25 for each loan and to limit loans in the first Contract Year and after the Contract Owner reaches age 701|M/2.

     The foregoing discussion of Contract loans is general and does not address the tax consequences resulting from all situations in which a person may receive a Contract loan. A competent tax adviser should be consulted before obtaining a Contract loan.


REALLOCATIONS

     Prior to the Start Date, the Contract Owner may transfer Variable Account Contract Value among and between the Sub-Accounts and may transfer Fixed Account Contract Value to various Sub-Accounts. Likewise, Variable Contract Value may be transferred from a Sub-Account to either Fixed Account A or Fixed Account B. Transfers of Variable Contract Values from one Sub-Account to another involve the exchange of accumulation units of one Sub-Account for another on a dollar-equivalent basis. Subject to certain limitations, Fixed Account Contract Value may be transferred from either Fixed Account to the other Fixed Account or to a Sub-Account. (See "Reallocations from the Fixed Accounts", on page 30.) Currently, there are four methods by which a Contract Owner may make the transfers described above ("Reallocations"): in writing, by telephone, Automatic Reallocations and by Dollar Cost Averaging.

     WRITTEN REALLOCATIONS. The Contract Owner may request a reallocation in writing. All or part of a Sub-Account's value may be reallocated to other Sub-Accounts or to the Fixed Accounts. The reallocations will be made by the Company on the first Valuation Date after the request for such a reallocation is received by the Company. Currently, there is no charge for such a reallocation. The Company reserves the right, however, to charge a reallocation fee not to exceed $25 per reallocation and to limit the amount and number of reallocations made by the Contract Owner. After the Start Date, an Annuitant who has selected Variable Annuity Payouts may request reallocation of Annuity Unit values in the same manner and subject to the same requirements as for a reallocation of Accumulation Unit values. However no reallocations of Annuity Unit values may be made to or from the Fixed Accounts after the Start Date.

     The conditions applicable to written reallocations also apply to telephone reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations.

     TELEPHONE REALLOCATIONS. Telephone reallocations are available when the Contract Owner completes a telephone reallocation form and a personal identification number has been assigned. If the Contract Owner elects to complete the telephone reallocation form, the Contract Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone reallocation instructions which are received and recorded on voice recording equipment. If a telephone reallocation, processed after the Contract Owner has completed the telephone reallocation form is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized reallocation, the Contract Owner bears the risk of this loss. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

     AUTOMATIC REALLOCATIONS. The Contract Owner may elect to have the Company automatically reallocate Contract Value on each quarterly anniversary of the Issue Date or other date as permitted by Company practice to maintain a certain percentage of Contract Value in particular Sub-Accounts. The Contract Value allocated to each Sub-Account, as selected by the Contract Owner, will grow or decline in value at different rates during the quarter. Automatic reallocation is intended to reallocate Contract Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value or increased at a slower rate. This investment method does not guarantee profits nor does it assure that a Contract Owner will avoid losses.

     To elect automatic reallocations, the Contract Value must be at least $10,000 and an automatic reallocation application in proper form must be received at the Home Office of the Company. An automatic reallocation application can be obtained by writing to the Company's Home Office at P.O. Box 12530, Seattle, Washington 98111-4530. The Contract Owner must indicate on the application the applicable Sub-Accounts and the percentage of Contract Value to be maintained on a quarterly basis in each Sub-Account. All Contract Value in a selected Sub-Account will be available for the automatic reallocations.

     Automatic reallocation of Contract Value will occur on each quarterly anniversary of the Issue Date or other date as permitted by Company practice, which the Company received the automatic reallocation application in proper form. The amounts reallocated will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the reallocations are made.

     A Contract Owner may instruct the Company at any time to terminate automatic reallocations by written request to the Company's Home Office. Any Contract Value in a Sub-Account that has not been reallocated will remain in that Sub-Account regardless of the percentage allocation unless the Contract Owner instructs otherwise. If a Contract Owner wants to continue automatic reallocations after they have been terminated, a new automatic reallocation application must be completed and sent to the Company's Home Office and the Contract Value at the time the request is made must be at least $10,000.

     The Company reserves the right to discontinue, modify or suspend automatic reallocations and it reserves the right to charge a fee not to exceed $25 per each reallocation between Sub-Accounts or from the unencumbered portion of Fixed Account A Contract Value. Contract Value in Fixed Account B is not eligible for automatic reallocations.

     DOLLAR COST AVERAGING REALLOCATIONS. The Contract Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Contract Value or Fixed Account A Contract Value to any one or more other Sub-Accounts or to the Fixed Accounts. No reallocations from Fixed Account B are permitted under this service. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow the Contract Owner to utilize "Dollar Cost Averaging," a long term investment method which provides for regular investments over time in a level or variable amount. The Company makes no guarantees that dollar cost averaging will result in a profit or protect against loss. The Contract Owner may discontinue dollar cost averaging at any time by notifying the Company in writing.

     Contract Owners interested in dollar cost averaging may obtain a separate application form and full information concerning this service and its restrictions from their registered representatives.

     The Company reserves the right to discontinue, modify or suspend dollar cost averaging. Although the Company currently charges no fees for reallocations made under the dollar cost averaging program, the Company reserves the right to charge a processing fee not to exceed $25 for each dollar cost averaging reallocation between Sub-Accounts or from Fixed Account A.

     REALLOCATIONS FROM THE FIXED ACCOUNTS. Subject to the conditions applicable to reallocations among Sub-Accounts, reallocations of amounts from Fixed Account A not designated to the Loan Account may be made to the Sub-Accounts or to Fixed Account B any time before the Start Date. After the Start Date, amounts supporting Fixed Annuity Payouts cannot be reallocated.

     Reallocations of Fixed Account B Contract Value to the Sub-Accounts or to Fixed Account A are subject to the following conditions:

(a) Reallocations may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one reallocation may be made during such period;

(b) The Company must receive the reallocation request no more than 30 days before the start of the reallocation period and not later than 10 days before the end of the reallocation;

(c) Reallocations not in excess of the greater of 25% of Fixed Account B Contract Value or $1,000 may be made (unless the balance after such reallocation would be less than $1,000, in which case the full Fixed Account B Contract Value may be reallocated); and

(d) Such reallocation must involve at least $250 of the total Fixed Account B Contract Value (or the total Fixed Account B Contract Value, if less).

     After the Start Date, reserves supporting Fixed Annuity Payouts cannot be reallocated.

     The Company reserves the right to permit reallocations from Fixed Accounts A and B in excess of the limits described above on a non-discriminatory basis.


ASSIGNMENTS

     Except for Section 457 plans, if the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. With respect to Section 457 plans, for such plans maintained by tax exempt organizations, all rights and benefits remain the exclusive property of the organization and are subject to its general creditors. For such plans maintained by state or local governments, however, all plan assets are maintained for the exclusive benefit of plan participants in accordance with Section 457(g). In other circumstances, an assignment of the Contract is permitted, but only before the Start Date, by giving the Company the original or a certified copy of the assignment. The Company shall not be bound by any assignment until it is actually received by the Company and shall not be responsible for the validity of any assignment. Any payments made or actions taken by the Company before the Company actually receives any assignment shall not be affected by the assignment.


CONTRACT OWNER AND BENEFICIARIES

     Unless someone else is named as the Contract Owner in the application for the Contract, the applicant is the Contract Owner of the Contract and before the Start Date may exercise all of the Contract Owner's rights under the Contract.

     The Contract Owner may name a Beneficiary and a Contingent Beneficiary. In the event a Contract Owner or the Annuitant in the case of a non-qualified Contract, dies before the Start Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event the Payee dies on or after the date Annuity Payouts commence, the Beneficiary, if the Annuity Payout in effect at the Contract Owner's death so provides, may continue receiving payouts or be paid a lump sum. If the Beneficiary or Contingent Beneficiary is not living on the date payment is due or if no Beneficiary or Contingent Beneficiary has been named, the Payee's estate will receive the applicable proceeds.

     A person named as an Annuitant, a Payee, a Beneficiary or a Contingent Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Payout, unless such person is living on the day due proof of death of the Contract Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company.

     Unless different arrangements have been made with the Company by the Contract Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

     Before the Start Date, the Contract Owner may change the Beneficiary or the Contingent Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.


CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to the Company's Home Office, P.O. Box 12530, Seattle, Washington 98111-4530.

ANNUITY PROVISIONS


START DATE

     Unless otherwise agreed to by the Company, the Start Date must be the first business day of any calendar month. The Contract Owner may change the Start Date by giving written notice received by the Company at least 30 days before the Start Date currently in effect and the new Start Date. The new Start Date must satisfy the requirements for a Start Date. If the Contract Owner does not select a Start Date, the Start Date will be the Contract Owner's 85th birthday. If the Start Date selected by the Contract Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Start Date to the first Valuation Date after the Start Date selected by the Contract Owner which is at least 60 days after the Contract issue date. For Contracts issued in connection with Qualified Plans, the Start Date and form of payout must satisfy certain requirements under the Code. (See "Federal Tax Status" on page 34.)


ANNUITY PAYOUT SELECTION

     The Contract Owner may select a Variable Annuity Payout, a Fixed Annuity Payout, or both, with payments starting at the Start Date selected by the Contract Owner. The Contract Owner may change the form of Annuity Payout(s) by giving written notice received by the Company before the Start Date. If the Contract Owner has not selected the form of Annuity Payout(s) before the Start Date, the Company will apply the Fixed Account Contract Value to provide Fixed Annuity Payouts and the Variable Account Contract Value to provide Variable Annuity Payouts, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months) which will be automatically effective.


FORMS OF ANNUITY PAYOUTS

     Variable Annuity Payouts and Fixed Annuity Payouts are available in any of the following Annuity Forms:

     LIFE ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY PAYOUT FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS). Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

     JOINT AND FULL SURVIVOR ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first business day of the calendar month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY PAYOUT. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

     The Company will pay Fixed and Variable Annuity Payouts under other Annuity Forms that may be offered by the Company. Your registered representative can provide you with the details.


FREQUENCY AND AMOUNT OF ANNUITY PAYOUTS

     Annuity Payouts will be paid as monthly installments, unless the Annuitant and the Company agree to a different payout schedule. However, if the Contract Value less any Outstanding Loan Balance at the Start Date is less than $5,000, the Company may pay the difference in a single sum and the Contract will be canceled. Also if a monthly payout would be or become less than $100, the Company may change the frequency of payouts to intervals that will result in payouts of at least $100 each.

ANNUITY PAYOUTS

     The amount of the first Fixed Annuity Payout is determined by applying the Contract Value to be used for a fixed annuity at the Start Date to the annuity table in the Contract for the Fixed Annuity Payout selected. The table shows the minimum guaranteed amount of the initial annuity payment for each $1,000 applied. All subsequent payments shall be equal to the initial annuity payment.

     The amount of the first Variable Annuity Payout is determined by applying the Contract Value to be used for a variable annuity at the Start Date to the annuity table in the Contract for the Annuity Payout selected. Subsequent Variable Annuity Payouts vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payouts are based on the Annuity Unit Values of a single Sub-Account, the dollar amount of the first annuity payout, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Start Date to establish the number of Annuity Units representing each annuity payout. This number of Annuity Units remains fixed during the annuity payout period. The dollar amount of the second and subsequent payouts is not predetermined and may change from month to month. The dollar amount of the second and each subsequent annuity payout is determined by multiplying the fixed number of Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the annuity payout is due. If the monthly payout is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payout.

     The annuity tables in the Contracts are based upon the 1983 Mortality Table a and a 3% interest rate. Unisex rates will apply for Contracts issued under Qualified Plans and will be derived by calculating the weighted average of fifteen percent (15%) male mortality and eighty-five percent (85%) female mortality. Sex-distinct rates will apply for non-qualified Contracts.

     The Company guarantees that the dollar amount of each Variable Annuity Payout after the first payout will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payout.


SUB-ACCOUNT ANNUITY UNIT VALUE

     Each Sub-Account's Annuity Units were initially valued at $10 each at the time Accumulation Units with respect to the Sub-Account were first converted into Annuity Units. The Sub-Account Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor" on page 26.)


ASSUMED INVESTMENT RATE

     A 3% assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is equal to the assumed investment rate, Variable Annuity Payouts will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity Payouts will increase and conversely, if it is less, then the payouts will decrease.


PARTIAL ANNUITIZATION

     Any time before the Start Date, a Contract Owner may apply a portion of the Contract Value to the purchase of Fixed or Variable Annuity Payouts or to a combination of Fixed and Variable Annuity Payouts. This is called a partial annuitization and occurs in the same manner as described above for application of the entire Contract Value to Annuity Payouts at the Start Date except that values as of the Valuation Date immediately following receipt by the Company of a written request for a partial annuitization are used in place of values as of the Start Date.

     Upon the occurrence of a partial annuitization, the Contract Value applied to purchase Annuity Payouts is considered a withdrawal from the Contract. (See "Withdrawals (Redemptions)" on page 27 and "Taxation of Annuities" on page 35.) The Company reserves the right to deduct the amount of any premium taxes not already paid under a Contract.

     After a partial annuitization, Annuity Payouts based on the Contract Value applied and the annuity options selected are made in the same manner as if the Start Date had occurred and no Contract Value remained under the Contract. Any remaining Contract Value not applied to purchase Annuity Payouts, the Contract continues as if no partial annuitization had occurred.


FEDERAL TAX STATUS

INTRODUCTION

     THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. The Contracts are generally designed for use by individuals in connection with retirement plans which may or may not be Qualified Plans under the provisions of the Code. The ultimate effect of federal income taxes on the Contract Value, on Annuity Payouts and on the economic benefit to the Contract Owner, the Annuitant, as Payee or the Beneficiary depends upon the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned. No attempt is made to consider any applicable state or other tax laws. The discussion is based on the Company's understanding of Federal Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretation by the Internal Revenue Service ("IRS").

     A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Generally, a Qualified Contract is designed for use where Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or Annuity Payouts, and on the economic benefit to the Contract Owner, the Annuitant, the Payee or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a Qualified Plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased and proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


TAX STATUS OF THE CONTRACT

     DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Code provides that separate account investments underlying a Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity Contract under Section 72 of the Code. The Variable Account, through each of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. The Company expects that each Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity Contract under the Code.

     The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments to particular Sub-Accounts of the Variable Account or how concentrated the investments of the Funds underlying a variable account may be. The number of underlying investment options available under a variable contract may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, the Company reserves the right to modify the Contracts as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Funds or otherwise to qualify the Contract for favorable tax treatment.

     REQUIRED DISTRIBUTIONS

     In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated Beneficiary" is the person designated by such Contract Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract Owner's "designated Beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is not an individual, any change in the primary Annuitant is treated as a change of Contract Owner for tax purposes.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.


TAXATION OF ANNUITIES

     IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete withdrawals) or as Annuity Payouts under the form of Annuity Payout selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

     Except as provided in the Code, a Contract Owner who is not a natural person generally must include in income any increase in the excess of the net withdrawal value over the "investment in the Contract" during the taxable year.


     WITHDRAWALS

     In the case of a withdrawal from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the Contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of any individual under a Contract which was not under excluded from the individual's gross income. For Contracts issued in connection with Qualified Plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

     In the case of a withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract before the Start Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before withdrawal exceeds the "investment in the Contract" at that time. Any additional amount withdrawn is not taxable.

     In the case of a full withdrawal under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the Contract."

     A Federal penalty tax may apply to certain withdrawals from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" below.)


     ANNUITY PAYOUTS

     Although tax consequences may vary depending on the annuity form selected under the Contract, in general, only the portion of the Annuity Payout that represents the amount by which the Contract

Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payouts is taxable. For Variable Annuity Payouts, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic Annuity Payouts. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the Contract. For Fixed Annuity Payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the Annuity Payouts for the term of the payouts; however, the remainder of each Annuity Payout is taxable until the recovery of the investment in the Contract, and thereafter the full amount of each Annuity Payout is taxable.



     TAXATION OF DEATH BENEFIT PROCEEDS

     Amounts may be distributed from a Contract because of the death of a Contract Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal from the Contract; or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payouts.

     PENALTY TAX ON CERTAIN DISTRIBUTIONS

     In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

     1.   Made on or after the taxpayer reaches age 591|M/2;

     2. Made on or after the death of the holder (a holder is considered a Contract Owner) (or if the holder is not an individual, the death of the primary annuitant);

     3.   Attributable to the taxpayer becoming disabled;

     4. A part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

     5. Made under an annuity Contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

     6. Made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.


WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Some recipients may elect not to have tax withheld from distributions. Distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.


MULTIPLE CONTRACTS

     Section 72(e)(11) of the Code treats all non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any calendar year as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity Contract.


TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 591|M/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the Plans. The Company shall not be bound by the terms and conditions of such Qualified Plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

     Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.


INDIVIDUAL RETIREMENT ANNUITIES

     Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence.

     Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the contract owner reaches age 701|M/2. Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

     Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

     Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification retirements.


TAX SHELTERED ANNUITIES

     Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity Contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 591|M/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


SECTION 457 PLANS

     Code Section 457 allows tax exempt organizations and state and local governments to establish deferred compensation plans that allow individuals who perform services for them as employees or independent contractors to participate. Plans maintained by tax exempt organizations require that all rights and benefits provided thereunder remain the property of the employer, subject to its general creditors. Plans maintained by state and local governments, however, must be maintained for the exclusive benefit of plan participants. Section 457 plans are subject to rules and limits on the timing of deferrals and amount that may be contributed. The Code also regulates when distributions may (or must) commence. Sale of a Contract for use with Section 457 plans may be subject to special IRS requirements. The IRS has not reviewed the Contract for qualification purposes.


POSSIBLE CHARGE FOR THE COMPANY'S TAXES

     At the present time, the Company makes no charge to the Sub-Accounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Sub-Accounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax that it determines to be properly attributable to the Sub-Accounts of the Contracts.


OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.


POSSIBLE CHANGES IN TAXATION

     In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. There is always the possibility that tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

     The President's 1999 Budget Proposal has recommended legislation in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


VOTING OF FUND SHARES

     As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by the Company in accordance with the instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Fund shares held in the Sub-Accounts in its own right.

     Before Variable Annuity Payouts begin, the Contract Owner will have the voting interest with respect to the Fund shares attributable to a Contract. After Variable Annuity Payouts begin, the Annuitant will have the voting interest with respect to the Fund shares attributable to the Annuity Units under a Contract. Such voting interest will generally decrease during the Variable Annuity Payout period.

     Any Fund shares held in the Variable Account for which the Company does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by the Company in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by the Company or any of its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's votes.

     All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund.

     Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.


DISTRIBUTION OF THE CONTRACTS

     The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by the Principal Underwriter, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of the Company. Commissions and other distribution compensation will be paid by the Company. Generally such payments will not exceed 7.00% of the Purchase Payments. In some cases a trail commission based on the Contract Value may also be paid.


REPORTS TO CONTRACT OWNERS

     The Company will mail to the Contract Owner, at the last known address of record at the Home Office of the Company, a statement showing the Contract Value. The Company will also provide to Contract Owners immediate written confirmation of every financial transaction made under their Contracts; however, Contract Owners who make Purchase Payments through salary reduction arrangements with their employers will receive quarterly confirmations of Purchase Payments made to their Contracts.


LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account is a party. The Company and its affiliates, like other life insurance companies, are periodically involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.


PREPARING FOR THE YEAR 2000

     Like all financial services providers, the Company utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Funds, that also may be affected. The Company has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on the Company. However, as of the date of this prospectus, it is not anticipated that Contract owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. The Company currently anticipates that its systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair the Company's services at that time.

FINANCIAL STATEMENTS AND EXPERTS

     The annual financial statements of Separate Account One as of December 31, 1997 and the annual financial statements of Northern Life Insurance Company, which are contained in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


FURTHER INFORMATION

     A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.

                              SEPARATE ACCOUNT ONE
                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS



            Introduction ....................................     2
            Custody of Assets ...............................     2
            Independent Auditors ............................     2
            Distribution of the Contracts ...................     2
            Calculation of Yields and Total Returns .........     3
            Company Holidays ................................    11
            Financial Statements ............................    11







If you would like to receive a copy of the Separate Account One Statement of Additional Information, please call 1-800-333-6965 or return this request to:


WASHINGTON SQUARE SECURITIES, INC.
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401



Your name
          ----------------------------------------------------------------------


Address
        ------------------------------------------------------------------------


City                                  State                   Zip
     --------------------------------       -----------------     --------------


Please send me a copy of the Separate Account One Statement of Additional Information.


--------------------------------------------------------------------------------

                                   APPENDIX A

                               THE FIXED ACCOUNTS

     CONTRIBUTIONS AND REALLOCATIONS TO FIXED ACCOUNT A AND FIXED ACCOUNT B (COLLECTIVELY, THE "FIXED ACCOUNTS") UNDER THE CONTRACTS BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY (THE "GENERAL ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNTS HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR ARE THE FIXED ACCOUNTS REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNTS NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACTS. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACTS AND THE FIXED ACCOUNTS, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

     The Fixed Accounts are part of the General Account, which is made up of all of the general assets of the Company other than those allocated to any separate account. We offer the option of having all or a portion of Purchase Payments allocated to the Fixed Accounts as selected by the Contract Owner at the time of purchase or as subsequently changed. The Company will invest the assets allocated to the Fixed Accounts in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Accounts' assets will be allocated between the Company and the Contracts participating in the Fixed Accounts, in accordance with the terms of such Contracts.

     Fixed Annuity Payouts made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

     Investment income from the Fixed Accounts allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation.

     The Company may credit interest in excess of the guaranteed rate of 3%. Any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount until the end of the calendar year in which it is received. After the end of that calendar year, the Company may change the amount of interest credited at its discretion. All amounts in the Fixed Accounts after the end of the calendar years referenced above are credited with excess interest at the rates then in effect for the then current calendar year. Such rates are established at the beginning of each calendar year and are guaranteed for the entire calendar year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on many factors, including, but not limited to: investment yield rates, taxes, Contract persistency, and other experience factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNTS IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

     The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contractholders and Contract Owners and to its stockholder.

     Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or Withdrawal Charges levied, any applicable premium taxes, and less any amounts withdrawn or reallocated from the Fixed Accounts. If the Contract Owner makes a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable Withdrawal Charge and Annual Contract Charge. (See "Charges Made by the Company" on page 21).

NORTHERN LIFE

A RELIASTAR COMPANY
P.O. Box 12530
Seattle, WA 98111-4530



                        For marketing information call:
                                 1-800-426-7050
                        For policy administration call:
                                 1-800-870-0453
          A Variable Annuity Issued by Northern Life Insurance Company

FORM NO. 15500 R4-98

                       STATEMENT OF ADDITIONAL INFORMATION
                                  FOR NORTHERN

                               ------------------

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                              SEPARATE ACCOUNT ONE
                                       AND
                         NORTHERN LIFE INSURANCE COMPANY


     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated May 1, 1998 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account One (the "Variable Account") and Northern Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                               ------------------

                                TABLE OF CONTENTS

                                                                PAGE
                                                               -----
          Introduction .....................................     2
          Custody of Assets ................................     2
          Independent Auditors .............................     2
          Distribution of the Contracts ....................     2
          Calculation of Yields and Total Returns ..........     3
          Company Holidays .................................    11
          Financial Statements .............................    11

                               ------------------

      The date of this Statement of Additional Information is May 1, 1998.

INTRODUCTION


     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 34 of the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.


     Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to Fixed Account A and/or Fixed Account B (which are part of the general account of the Company).

     Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds ("Funds"). The Funds currently are: the Growth Portfolio, Leveraged AllCap Portfolio, MidCap Growth Portfolio and Small Capitalization Portfolio of The Alger American Fund which are managed by Fred Alger Management, Inc.; the VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Money Market Portfolio and VIP Overseas Portfolio of the Variable Insurance Products Fund and the VIP II Asset Manager: Growth Portfolio, VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio and VIP II Index 500 Portfolio of the Variable Insurance Products Fund II, all of which are managed by Fidelity Management & Research Company; the Aggressive Growth Portfolio, Growth Portfolio, International Growth Portfolio and Worldwide Growth Portfolio of the Janus Aspen Series which are managed by Janus Capital Corporation; the Limited Maturity Bond Portfolio and Partners Portfolio of the Neuberger&Berman Advisers Management Trust, which are managed by Neuberger&Berman Management with assistance of Neuberger&Berman LLC as sub-adviser; the Growth Portfolio, High Yield Bond Portfolio, Income and Growth Portfolio, International Value Portfolio and Multi-Sector Bond Portfolio of the Northstar Variable Trust which are managed by Northstar Investment Management Corporation; and the Equity Portfolio, Global Equity Portfolio, Managed Portfolio and Small Cap Portfolio of the OCC Accumulation Trust which are managed by OpCapAdvisers, a subsidiary of Oppenheimer Capital.

     Purchase Payments allocated to Fixed Account A or Fixed Account B, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to Fixed Account A and Fixed Account B is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)


CUSTODY OF ASSETS

     The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account.


INDEPENDENT AUDITORS

     The financial statements of Separate Account One and Northern Life Insurance Company, which are contained in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


DISTRIBUTION OF THE CONTRACTS

     The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Washington Square Securities, Inc. ("WSSI"), the principal underwriter which is an affiliate of the Company.

     For the years ended December 31, 1995, 1996 and 1997, WSSI was paid fees by the Company in connection with distribution of the Contracts aggregating $750, $1,123,993 and $5,551,624, respectively.

     The offering of the Contracts is continuous.

     There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" at page 24 of the Prospectus.)

     No deduction for a sales charge is made from the Purchase Payments for the Contracts. However, if part or all of a Contract's value is withdrawn, Withdrawal Charges (which may be deemed to be Contingent Deferred Sales Charges) may be made by the Company. The method used to determine the amount of such charges is described in the Prospectus under the heading "Charges Made By The Company -- Withdrawal Charge (Contingent Deferred Sales Charge)" on page 21. There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, and Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of the Principal Underwriter.



CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

     VIP MONEY MARKET PORTFOLIO SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities.

     The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Charge; 2) Administration Charge; and 3) the Mortality and Expense Risk Charges. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Contract Charge deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) x (365/7)

     Where:

       NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.

       ES = per unit expenses attributable to the hypothetical account for the seven-day period.

       UV = The Accumulation Unit value on the first day of the seven-day period.

     The current yield of the sub-account for the seven day period ended December 31, 1997 was 3.90%.

     EFFECTIVE YIELD. The effective yield of the Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV)) 365/7 - 1

     Where:

       NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

       ES = per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.

       UV = the Accumulation Unit value for the first day of the seven-day period.

     The effective yield of the sub-account for the seven day period ended December 31, 1997 was 3.97%.

     Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the VIP Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio, the types and quality of portfolio securities held by VIP Money Market Portfolio and the VIP Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

     OTHER SUB-ACCOUNT YIELDS. From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Administration Charge and the Mortality and Expense Risk Charges. The yield calculation assumes an Annual Contract Charge of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average Annual Contract Charge per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 x [(((NI - ES)/(U x UV)) + 1) 6 - 1]

     Where:

       NI = net income of the Portfolio for the 30-day or one-month period attributable to the Sub-Account's Accumulation Units.

       ES =   expenses of the Sub-Account for the 30-day or one-month period.

       U =    the average number of Accumulation Units outstanding.

       UV = the Accumulation Unit value of the close (highest) of the last day in the 30-day or one-month period.


     The annualized yield for the Northstar Multi-Sector Bond Portfolio Sub-Account for the month ended December 31, 1997 was 5.51%. The annualized yield for the Northstar Variable Trust High Yield Bond Portfolio Sub-Account for the month ended December 31, 1997 was 7.77%. The annualized yield for the Neuberger&Berman Advisers Management Trust Limited Maturity Bond Portfolio Sub-Account for the month ended December 31, 1997 was 2.81%.

     Because of the charges and deductions imposed under the Contract, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

     Yield calculations do not take into account the Withdrawal Charges under the Contracts. The Withdrawal Charge for Transfer Series Contracts is equal to 2% to 6% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn or withdrawn under the Contract. The Withdrawal Charge for Flex Series Contracts is equal to 1% to 8% of amounts withdrawn under the Contracts during the first 10 Contract Years.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time, excluding the money market Sub-Account.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account Accumulation Unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charges, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Withdrawal Charge in the case of the Transfer Series Contracts, for any period less than six years and in the case of the Flex Series Contracts, for any period less than 11 years. The total return will then be calculated according to the following formula:

       TR =   ((ERV/P) 1/N) - 1

       Where:

       TR = The average annual total return net of Sub-Account recurring charges.

       ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

       P =    a hypothetical initial payment of $1,000.

       N =    the number of years in the period.

     Following are the Average Annual Total Returns for Sub-Accounts as of December 31, 1997.

                                                                                         FOR THE PERIOD    FOR THE PERIOD
                                                                                          FROM DATE OF      FROM DATE OF
                                                    FOR THE 1-YEAR    FOR THE 1-YEAR     INCEPTION OF      INCEPTION OF
                                                     PERIOD ENDED      PERIOD ENDED     SUB-ACCOUNT TO    SUB-ACCOUNT TO
SUB-ACCOUNT                                            12/31/97          12/31/97          12/31/97          12/31/97
-----------                                         ---------------  ----------------  ----------------  ---------------
                                                         ++T.S.             F.S.              T.S.              F.S.
Alger American Growth Portfolio                          18.26%            14.76%            13.38%            11.28%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio                12.29%             9.22%            11.14%             9.16%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio                    7.70%             4.96%            25.82%            23.11%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio             4.14%             1.65%             1.44%            (0.02)%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                     20.58%            16.91%            18.47%            16.12%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                            16.03%            12.69%            11.95%             9.93%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Overseas Portfolio                           4.31%             1.81%             8.80%             6.93%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager: Growth Portfolio          17.59%            14.14%            18.06%            15.73%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager Portfolio                  13.25%            10.10%            14.21%            12.06%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                     16.68%            13.29%            17.77%            15.45%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                      25.22%            21.21%            24.10%            21.47%
 (Sub-Account Inception: 10/20/95)
Janus Aggressive Growth Portfolio                         N/A               N/A               8.86%             2.52%
 (Sub-Account Inception: 8/8/97)
Janus Growth Portfolio                                    N/A               N/A             (10.34)%          (14.71)%
 (Sub-Account Inception: 8/8/97)
Janus International Growth Portfolio                      N/A               N/A             (22.92)%          (26.07)%
 (Sub-Account Inception: 8/8/97)
Janus Worldwide Growth Portfolio                          N/A               N/A             (18.33)%          (21.92)%
 (Sub-Account Inception: 8/8/97)
Neuberger&Berman AMT Limited Maturity Bond                N/A               N/A              (8.99)%          (13.50)%
 Portfolio (Sub-Account Inception: 8/8/97)
Neuberger&Berman AMT Partners Portfolio                   N/A               N/A              (7.06)%          (11.76)%
 (Sub-Account Inception: 8/8/97)
Northstar Variable Trust Growth Portfolio                 7.36%             4.64%            14.60%            12.44%
 (Sub-Account Inception: 10/20/95)
Northstar Variable Trust High Yield Bond Portfolio        N/A               N/A             (15.00)           (18.91)
 (Sub-Account Inception: 8/8/97)
Northstar Variable Trust Income and Growth Portfolio      8.49%             5.69%            11.64%             9.62%
 (Sub-Account Inception: 10/20/95)
Northstar Variable Trust International Value Portfolio    N/A               N/A             (11.58)           (15.83)
 (Sub-Account Inception: 8/8/97)
Northstar Variable Trust Multi-Sector Bond Portfolio     (1.01)%           (3.13)%            6.42%             4.68%
 (Sub-Account Inception: 10/20/95)
OCC Equity Portfolio                                      N/A               N/A               2.00%            (3.62)%
 (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio                               N/A               N/A             (25.27)%          (28.20)%
 (Sub-Account Inception: 8/8/97)
OCC Managed Portfolio                                     N/A               N/A             (11.66)%          (15.90)%
 (Sub-Account Inception: 8/8/97)
OCC Small Cap Portfolio                                   N/A               N/A              (8.93)%          (13.44)%
 (Sub-Account Inception: 8/8/97)
-----------------


++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 21 of the Prospectus.)


     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges currently in effect.

     Such average annual total return information for the Sub-Accounts is as follows:

                                                             FOR THE 1-YEAR          FOR THE 5-YEAR
                                                              PERIOD ENDED            PERIOD ENDED
SUB-ACCOUNT                                                     12/31/97                12/31/97
-----------                                              ----------------------- -----------------------
                                                            ++T.S.       F.S.        T.S.        F.S.

Alger American Growth Portfolio                             18.26%      14.76%       16.92%      16.01%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                   12.29%       9.22%        N/A         N/A
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                       7.70%       4.96%        N/A         N/A
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                4.14%       1.65%       10.30%       9.56%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                        20.58%      16.91%       17.79%      16.86%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                               16.03%      12.69%       15.65%      14.76%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                              4.31%       1.81%       11.77%      10.98%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth Portfolio             17.59%      14.14%        N/A         N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio                     13.25%      10.10%       10.63%       9.88%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                        16.68%      13.29%        N/A         N/A
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                         25.22%      21.21%       17.55%      16.62%
 (Portfolio Inception: 8/27/92)
Janus Aggressive Growth Portfolio                            5.39%       2.81%        N/A         N/A
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                      15.31%      12.02%        N/A         N/A
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                        11.14%       8.15%        N/A         N/A
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                            14.72%      11.47%        N/A         N/A
 (Portfolio Inception: 9/13/93)
Neuberger&Berman AMT Limited                                (0.43)%     (2.59)%       3.25%       2.73%
 Maturity Bond Portfolio (a)
 (Portfolio Inception: 9/10/84)
Neuberger&Berman AMT Partners Portfolio (a)                 23.67%      19.78%        N/A         N/A
 (Portfolio Inception: 3/22/94)
Northstar Variable Trust Growth Portfolio                    7.36%       4.64%        N/A         N/A
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust High Yield Bond Portfolio           1.79%      (0.53)%       N/A         N/A
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust Income and Growth Portfolio         8.49%       5.69%        N/A         N/A
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust International Value Portfolio       N/A         N/A          N/A         N/A
 (Portfolio Inception: 8/8/97)
Northstar Variable Trust Multi-Sector Bond Portfolio        (1.01)%     (3.13)%       N/A         N/A
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (b)                                    19.13%      15.56%       17.05%      16.14%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                  6.73%       4.05%        N/A         N/A
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                                   14.86%      11.60%       17.51%      16.58%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (b)                                 14.81%      11.56%       12.27%      11.47%
 (Portfolio Inception: 8/1/88)
-----------------

++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 21 of the Prospectus.)


                       [WIDE TABLE CONTINUED FROM ABOVE]

                                                                                     FOR THE PERIOD FROM
                                                             FOR THE 10-YEAR        DATE OF INCEPTION OF
                                                              PERIOD ENDED              PORTFOLIO TO
SUB-ACCOUNT                                                     12/31/97                  12/31/97
-----------                                              ----------------------- ---------------------------
                                                             T.S.        F.S.         T.S.          F.S.

Alger American Growth Portfolio                               N/A         N/A         17.44%        17.20%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                     N/A         N/A         30.42%        30.42%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                        N/A         N/A         19.67%        18.65%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                 N/A         N/A         17.25%        17.13%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                         14.79%      14.68%       12.76%        12.76%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                                15.24%      15.14%       13.64%        13.64%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                               7.80%       7.70%        6.42%         6.42%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth Portfolio               N/A         N/A         19.66%        17.73%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio                       N/A         N/A         10.86%        10.62%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                          N/A         N/A         25.09%        22.94%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                           N/A         N/A         17.71%        16.87%
 (Portfolio Inception: 8/27/92)
Janus Aggressive Growth Portfolio                             N/A         N/A         16.95%        15.93%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                        N/A         N/A         15.39%        14.41%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                          N/A         N/A         16.50%        15.25%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                              N/A         N/A         20.68%        19.56%
 (Portfolio Inception: 9/13/93)
Neuberger&Berman AMT Limited                                  5.29%       5.20%        6.37%         6.37%
 Maturity Bond Portfolio (a)
 (Portfolio Inception: 9/10/84)
Neuberger&Berman AMT Partners Portfolio (a)                   N/A         N/A         21.43%        20.03%
 (Portfolio Inception: 3/22/94)
Northstar Variable Trust Growth Portfolio                     N/A         N/A         15.00%        13.80%
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust High Yield Bond Portfolio            N/A         N/A          8.52%         7.57%
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust Income and Growth Portfolio          N/A         N/A         11.44%        10.37%
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust International Value Portfolio        N/A         N/A        (11.58)%      (15.83)%
 (Portfolio Inception: 8/8/97)
Northstar Variable Trust Multi-Sector Bond Portfolio          N/A         N/A          6.64%         5.76%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (b)                                      N/A         N/A         15.61%        15.50%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                   N/A         N/A         13.75%        12.00%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                                     N/A         N/A         18.33%        18.22%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (b)                                   N/A         N/A         13.54%        13.43%
 (Portfolio Inception: 8/1/88)
-----------------

++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 21 of the Prospectus.)


     The Company may also disclose average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

   Such average annual total return information for the Funds is as follows:

                                                                                                              FOR THE PERIOD
                                                                                                               FROM DATE OF
                                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                                           PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
PORTFOLIO                                                    12/31/97         12/31/97          12/31/97         12/31/97
---------                                                ---------------- ---------------- ----------------- ---------------
Alger American Growth Portfolio                                25.75%           19.28%             N/A             19.42%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                      19.68%            N/A               N/A             33.55%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                         15.01%            N/A               N/A             22.09%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                  11.39%           12.65%             N/A             19.22%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                           28.11%           20.16%            16.72%           14.66%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                                  23.48%           18.00%            17.19%           15.56%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                                11.56%           14.12%             9.62%            8.22%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth Portfolio                25.07%            N/A               N/A             22.74%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio                        20.65%           12.98%             N/A             12.73%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                           24.14%            N/A               N/A             28.17%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                            32.82%           19.91%             N/A             19.87%
 (Portfolio Inception: 8/27/92)
Janus Aggressive Growth Portfolio                              12.66%            N/A               N/A             19.44%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                         22.75%            N/A               N/A             17.87%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                           18.51%            N/A               N/A             19.29%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                               22.15%            N/A               N/A             23.18%
 (Portfolio Inception: 9/13/93)
Neuberger&Berman AMT Limited                                    6.74%            5.63%             7.07%            8.17%
 Maturity Bond Portfolio (a)
 (Portfolio Inception: 9/10/84)
Neuberger&Berman AMT Partners Portfolio (a)                    31.25%            N/A               N/A             24.18%
 (Portfolio Inception: 3/22/94)
Northstar Variable Trust Growth Portfolio                      14.66%            N/A               N/A             17.80%
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust High Yield Bond Portfolio              9.00%            N/A               N/A             11.35%
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust Income and Growth Portfolio           15.81%            N/A               N/A             14.25%
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust International Value Portfolio         N/A               N/A               N/A              3.30%
 (Since Inception 8/8/97)
Northstar Variable Trust Multi-Sector Bond Portfolio            6.15%            N/A               N/A              9.48%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (b)                                       26.63%           19.42%             N/A             17.56%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                    14.02%            N/A               N/A             16.93%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                                      22.29%           19.88%             N/A             20.33%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (b)                                    22.24%           14.62%             N/A             15.46%
 (Portfolio Inception: 8/1/88)
-----------------


++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 21 of the Prospectus.)


     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns that do not reflect the Withdrawal Charge. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts withdrawn. Because the Withdrawal Charge will not be reflected in those quotations, there is no differentiation between the Transfer Series Contracts and the Flex Series Contracts. Listed in the chart below are the Average Annual Total Returns for the Sub-Accounts for the indicated periods.

                                                                         FOR THE PERIOD
                                                                          FROM DATE OF
                                                      FOR THE 1-YEAR      INCEPTION OF
                                                       PERIOD ENDED      SUB-ACCOUNT TO
SUB-ACCOUNT                                             12/31/97           12/31/97
-----------                                          ----------------   ---------------
Alger American Growth Portfolio                            23.66%           15.13%
 (Sub-Account Inception: 10/20/95)
Alger American Leveraged AllCap Portfolio                  17.69%           12.93%
 (Sub-Account Inception: 10/20/95)
Alger American MidCap Growth Portfolio                     13.10%           27.36%
 (Sub-Account Inception: 10/20/95)
Alger American Small Capitalization Portfolio               9.54%            3.43%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Equity-Income Portfolio                       25.98%           20.13%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Growth Portfolio                              21.43%           13.72%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP Overseas Portfolio                             9.71%           10.63%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager Growth Portfolio             22.99%           19.72%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Asset Manager Portfolio                    18.65%           15.94%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Contrafund Portfolio                       22.08%           19.44%
 (Sub-Account Inception: 10/20/95)
Fidelity VIP II Index 500 Portfolio                        30.62%           25.66%
 (Sub-Account Inception: 10/20/95)
Janus Aggressive Growth Portfolio                           N/A             23.74%
 (Sub-Account Inception: 8/8/97)
Janus Growth Portfolio                                      N/A              2.94%
 (Sub-Account Inception: 8/8/97)
Janus International Growth Portfolio                        N/A            (10.77)%
 (Sub-Account Inception: 8/8/97)
Janus Worldwide Growth Portfolio                            N/A             (5.76)%
 (Sub-Account Inception: 8/8/97)
Neuberger&Berman AMT Limited Maturity Bond Portfolio        N/A              4.40%
 (Sub-Account Inception: 8/8/97)
Neuberger&Berman AMT Partners Portfolio                     N/A              6.50%
 (Sub-Account Inception: 8/8/97)
Northstar Variable Trust Growth Portfolio                  12.76%           16.32%
 (Sub-Account Inception: 10/20/95)
Northstar Variable Trust High Yield Bond Portfolio          N/A             (2.13)
 (Sub-Account Inception: 8/8/97)
Northstar Variable Trust Income and Growth Portfolio       13.89%           13.41%
 (Sub-Account Inception: 10/20/95)
Northstar Variable Trust International Value Portfolio      N/A              1.59
 (Sub-Account Inception: 8/8/97)
Northstar Variable Trust Multi-Sector Bond Portfolio        4.39%            8.29%
 (Sub-Account Inception: 10/20/95)
OCC Equity Portfolio                                        N/A             16.33%
 (Sub-Account Inception: 8/8/97)
OCC Global Equity Portfolio                                 N/A            (13.34)%
 (Sub-Account Inception: 8/8/97)
OCC Managed Portfolio                                       N/A              1.51%
 (Sub-Account Inception: 8/8/97)
OCC Small Cap Portfolio                                     N/A              4.47%
 (Sub-Account Inception: 8/8/97)

     The Average Annual Total Returns listed below do not reflect deduction of the withdrawal charge and are calculated based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the funds:

                                                                                                              FOR THE PERIOD
                                                                                                               FROM DATE OF
                                                          FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR    INCEPTION OF
                                                           PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PORTFOLIO TO
SUB-ACCOUNT                                                  12/31/97         12/31/97          12/31/97         12/31/97
-----------                                               --------------- ---------------- ----------------- ---------------
Alger American Growth Portfolio                                23.66%           17.30%            N/A              17.44%
 (Portfolio Inception: 1/9/89)
Alger American Leveraged AllCap Portfolio                      17.69%           N/A               N/A              31.34%
 (Portfolio Inception: 1/25/95)
Alger American MidCap Growth Portfolio                         13.10%           N/A               N/A              20.07%
 (Portfolio Inception: 5/3/93)
Alger American Small Capitalization Portfolio                   9.54%           10.78%            N/A              17.25%
 (Portfolio Inception: 9/21/88)
Fidelity VIP Equity-Income Portfolio                           25.98%           18.17%            14.79%           12.76%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Growth Portfolio                                  21.43%           16.05%            15.24%           13.64%
 (Portfolio Inception: 10/9/86)
Fidelity VIP Overseas Portfolio                                 9.71%           12.22%             7.80%            6.42%
 (Portfolio Inception: 1/28/87)
Fidelity VIP II Asset Manager: Growth Portfolio                22.99%           N/A               N/A              20.70%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Asset Manager Portfolio                        18.65%           11.11%            N/A              10.86%
 (Portfolio Inception: 9/6/89)
Fidelity VIP II Contrafund Portfolio                           22.08%           N/A               N/A              26.04%
 (Portfolio Inception: 1/3/95)
Fidelity VIP II Index 500 Portfolio                            30.62%           17.92             N/A              17.88%
 (Portfolio Inception: 8/27/92)
Janus Aggressive Growth Portfolio                              10.79%           N/A               N/A              17.46%
 (Portfolio Inception: 9/13/93)
Janus Growth Portfolio                                         20.71%           N/A               N/A              15.92%
 (Portfolio Inception: 9/13/93)
Janus International Growth Portfolio                           16.54%           N/A               N/A              17.31%
 (Portfolio Inception: 5/2/94)
Janus Worldwide Growth Portfolio                               20.12%           N/A               N/A              21.13%
 (Portfolio Inception: 9/13/93)
Neuberger&Berman AMT Limited                                    4.97%            3.87%             5.29%            6.37%
  Maturity Bond Portfolio (a)
 (Portfolio Inception: 9/10/84)
Neuberger&Berman AMT Partners Portfolio (a)                    29.07%           N/A               N/A              22.11%
 (Portfolio Inception: 3/22/94)
Northstar Variable Trust Growth Portfolio                      12.76%           N/A               N/A              15.84%
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust High Yield Bond Portfolio              7.19%           N/A               N/A               9.50%
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust Income and Growth Portfolio           13.89%           N/A               N/A              12.35%
 (Portfolio Inception: 5/6/94)
Northstar Variable Trust International Value Portfolio         N/A              N/A               N/A               1.59%
 (Portfolio Inception: 8/8/97)
Northstar Variable Trust Multi-Sector Bond Portfolio            4.39%           N/A               N/A               7.66%
 (Portfolio Inception: 5/6/94)
OCC Equity Portfolio (b)                                       24.53%           17.44%            N/A              15.61%
 (Portfolio Inception: 8/1/88)
OCC Global Equity Portfolio                                    12.13%           N/A               N/A              14.99%
 (Portfolio Inception: 3/1/95)
OCC Managed Portfolio (b)                                      20.26%           17.89%            N/A              18.33%
 (Portfolio Inception: 8/1/88)
OCC Small Cap Portfolio (b)                                    20.21%           12.72%            N/A              13.54%
 (Portfolio Inception: 8/1/88)
-----------------


++ Key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See "Withdrawal Charge (Contingent Deferred Sale Charge)" on page 21 of the Prospectus.)

a) Neuberger&Berman Advisers Management Trust is divided into portfolios ("Portfolios"), each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Investment Management and Administration Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.

(b) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

     The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

       CTR =  ERV/P - 1

       Where:

       CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

       ERV = the ending redeemable value of the hypothetical investment at the end of the period.

       P =    a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Accounts based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into a per-dollar of per-day charge based on the Annual Contract Charges collected from the average total assets of the Variable Account and the Fixed Accounts during the calendar year.


COMPANY HOLIDAYS

     The Company is closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday.


FINANCIAL STATEMENTS

     The Statement of Additional Information contains the Financial Statements for the Separate Account One as of December 31, 1997, December 31, 1996 and for the period of October 20, 1995 (the date on which the Separate Account One commenced operations) to December 31, 1995. Deloitte & Touche LLP serves as independent auditors for the Separate Account One. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Separate Account One.

     The financial statements for the Company for the years ended December 31, 1997 and 1996 have been prepared on the basis of statutory accounting principles ("STAT") rather than generally accepted accounting principles ("GAAP"). The financial statements of the Company, which are contained in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account One.

                          INDEPENDENT AUDITORS' REPORT



Board of Directors
Northern Life Insurance Company and
Contract Owners of Northern Life Separate Account One:


     We have audited the accompanying combined statement of assets and liabilities of Northern Life Separate Account One as of December 31, 1997 and the related combined statements of operations and changes in contract owners' equity for the years ended December 31, 1997 and 1996. These financial statements are the responsibility of the management of Northern Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

     We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1997, by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Northern Life Separate Account One as of December 31, 1997 and the results of its operations and changes in its contract owners' equity for the years ended December 31, 1997 and 1996, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP


Minneapolis, Minnesota
February 20, 1998

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                  COMBINED STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997
                          (IN THOUSANDS, EXCEPT SHARES)


ASSETS:

     Investments in mutual funds at market value:

                                                               SHARES         COST       MARKET VALUE
                                                            -----------   -----------   -------------

Fidelity Variable Insurance Products Fund (VIP) and
 Variable Insurance Products Fund II (VIP II):
  VIP Money Market Portfolio .............................    4,867,378     $  4,867        $  4,867
  VIP II Asset Manager Portfolio .........................      162,838        2,709           2,933
  VIP II Asset Manager: Growth Portfolio .................      272,248        4,003           4,454
  VIP Equity-Income Portfolio ............................      654,538       14,094          15,892
  VIP Growth Portfolio ...................................      228,084        7,515           8,462
  VIP Overseas Portfolio .................................      196,537        3,738           3,773
  VIP II Index 500 Portfolio .............................      192,559       20,278          22,027
  VIP II Contrafund Portfolio ............................      851,237       14,916          16,974
The Alger American Fund:
  Small Capitalization ...................................      133,944        5,476           5,860
  Growth Portfolio .......................................      130,839        4,875           5,595
  MidCap Growth Portfolio ................................      207,888        4,539           5,027
  Leverage AllCap Portfolio ..............................      150,550        3,090           3,488
Janus Aspen Series:
  Aggressive Growth Portfolio ............................        9,293          184             191
  Growth Portfolio .......................................       45,158          833             834
  International Growth Portfolio .........................       42,464          789             785
  Worldwide Growth Portfolio .............................      123,876        2,899           2,897
Neuberger&Berman Advisers Management Trust (AMT):
  Limited Maturity Bond Portfolio ........................       15,924          224             225
  Partners Portfolio .....................................      127,758        2,602           2,632
Northstar Variable Trust:
  Growth Portfolio .......................................      979,561       14,407          15,526
  High Yield Bond Portfolio ..............................      196,125        1,052           1,039
  Income & Growth Portfolio ..............................      277,744        3,535           3,611
  International Value Portfolio ..........................       57,424          582             580
  Multi-Sector Bond Portfolio ............................      558,808        2,929           2,872
OCC Accumulation Trust:
  Equity Portfolio .......................................       13,317          473             486
  Global Equity Portfolio ................................       12,547          192             180
  Managed Portfolio ......................................       65,708        2,786           2,785
  Small Cap Portfolio ....................................       18,846          499             497
                                                                            --------        --------
  Total Investments ......................................                  $124,086
    Total Assets .........................................                                  $134,492
                                                                                            ========
LIABILITIES AND CONTRACT OWNERS' EQUITY:
 Due to Northern Life Insurance Company for
  contract charges ......................................                                  $    145
 Contract Owners' Equity ................................                                   134,347
                                                                                           --------
  Total Liabilities and Contract Owners' Equity .........                                  $134,492
                                                                                           ========


    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      COMBINED STATEMENTS OF OPERATIONS AND
                       CHANGES IN CONTRACT OWNERS' EQUITY
                 For the years ended December 31, 1997 and 1996
                                 (In Thousands)

                                                    TOTAL ALL FUNDS                    FIDELITY VIP
                                                       COMBINED                   MONEY MARKET PORTFOLIO
                                            ----------------------------------------------------------------
                                                1997              1996            1997              1996
                                            -------------    -------------    -------------    -------------
Net investment income (loss):
 Reinvested dividend income .............   $         763    $          67    $         150    $          15
 Reinvested capital gains ...............           1,327              122             --               --
 Administrative expenses ................          (1,154)            (146)             (41)              (4)
                                            -------------    -------------    -------------    -------------
 Net investment income (loss)
  and capital gains: ....................             936               43              109               11
                                            -------------    -------------    -------------    -------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares ............           1,570               70             --               --
 Increase (decrease) in unrealized
  appreciation of investments ...........           9,174            1,220             --               --
                                            -------------    -------------    -------------    -------------
   Net realized and unrealized
    gains (losses) ......................          10,744            1,290             --               --
                                            -------------    -------------    -------------    -------------
   Additions (reductions) from operations          11,680            1,333              109               11
                                            -------------    -------------    -------------    -------------
Contract Owners' transactions:
 Net premium payments ...................          85,886           27,327            5,425            1,181
 Surrenders .............................          (2,114)             (94)            (249)            --
 Policy loans ...........................            (746)             (87)             (26)             (22)
 Transfers between sub-accounts
  and/or fixed account ..................           8,613            2,053           (1,494)             (72)
 Death benefits .........................             (75)            --               --               --
 Loan collateral interest ...............               5             --               --               --
                                            -------------    -------------    -------------    -------------
   Additions for Contract Owners'
    transactions ........................          91,569           29,199            3,656            1,087
                                            -------------    -------------    -------------    -------------
   Net additions for the year ...........         103,249           30,532            3,765            1,098
Contract Owners' Equity,
 beginning of the year ..................          31,098              566            1,098             --
                                            -------------    -------------    -------------    -------------
Contract Owners' Equity,
 end of the year ........................   $     134,347    $      31,098    $       4,863    $       1,098
                                            =============    =============    =============    =============

Units Outstanding, beginning of the year    2,675,715.216       55,709.004      104,844.463             --
Units Outstanding, end of the year ......   9,878,013.401    2,675,715.216      446,457.715      104,844.463

Net Asset Value per Unit: ...............            --               --      $   10.892569    $   10.471216


    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED

             FIDELITY VIP II                          FIDELITY VIP II                             FIDELITY VIP
         ASSET MANAGER PORTFOLIO              ASSET MANAGER: GROWTH PORTFOLIO                EQUITY-INCOME PORTFOLIO
 ---------------------------------------- ---------------------------------------- -------------------------------------------
         1997                1996                 1997                1996                  1997                  1996
 ------------------- -------------------- ------------------- -------------------- --------------------- ---------------------
  $            32      $           2       $             1      $          11       $              89      $           --
               82                  2                    --                 21                     449                   3
              (26)                (5)                  (36)                (4)                   (145)                (19)
  ---------------      ----------------    ---------------      ----------------    -----------------      --------------

               88                 (1)                  (35)                28                     393                 (16)
  ---------------      ----------------    ---------------      ---------------     -----------------      --------------

               24                  4                    50                  3                     143                   4

              178                 45                   431                 21                   1,551                 246
  ---------------      ---------------     ---------------      ---------------     -----------------      --------------

              202                 49                   481                 24                   1,694                 250
  ---------------      ---------------     ---------------      ---------------     -----------------      --------------
              290                 48                   446                 52                   2,087                 234
  ---------------      ---------------     ---------------      ---------------     -----------------      --------------

            1,800                662                 2,802                584                   8,372               3,514
              (21)                (2)                  (55)                (2)                   (156)                (12)
              (23)                --                   (29)                --                    (100)                 (2)

              125                 29                   582                 15                   1,198                 693
               --                 --                   (16)                --                      --                  --
               --                 --                    --                 --                       1                  --
  ---------------      ---------------     ---------------      ---------------     -----------------      ----------------

            1,881                689                 3,284                597                   9,315               4,193
  ---------------      ---------------     ---------------      ---------------     -----------------      ----------------
            2,171                737                 3,730                649                  11,402               4,427

              758                 21                   716                 67                   4,469                  42
  ---------------      ---------------     ---------------      ---------------     -----------------      ----------------

  $         2,929      $         758       $         4,446      $         716       $          15,871      $        4,469
  ===============      ===============     ===============      ===============     =================      ================

       64,182.784          1,959.639            58,201.338          6,432.006             370,036.342           3,922.397
      208,314.653         64,182.784           293,160.469         58,201.338           1,040,329.208         370,036.342

  $     14.060575      $   11.818133       $     15.167515      $   12.298185       $       15.255943      $    12.076424

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                 (In Thousands)

                                                  FIDELITY VIP                     FIDELITY VIP
                                                GROWTH PORTFOLIO                OVERSEAS PORTFOLIO
                                          ----------------------------    ----------------------------
                                              1997            1996            1997            1996
                                          ------------    ------------    ------------    ------------
Net investment income (loss):
 Reinvested dividend income ...........   $         19    $          1    $         25    $          1
 Reinvested capital gains .............             83               5              99               1
 Administrative expenses ..............            (84)            (11)            (42)             (6)
                                          ------------    ------------    ------------    ------------
 Net investment income (loss)
  and capital gains: ..................             18              (5)             82              (4)
                                          ------------    ------------    ------------    ------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on
  redemptions of fund shares ..........             40               2              64               2
 Increase (decrease) in unrealized
  appreciation of investments .........            864              83             (27)             62
                                          ------------    ------------    ------------    ------------
   Net realized and unrealized
    gains (losses) ....................            904              85              37              64
                                          ------------    ------------    ------------    ------------
   Additions (reductions) from
    operations ........................            922              80             119              60
                                          ------------    ------------    ------------    ------------
Contract Owners' transactions:
 Net premium payments .................          4,762           1,996           2,624           1,162
 Surrenders ...........................           (103)             (7)           (143)             (4)
 Policy loans .........................            (49)            (14)            (33)             (1)
 Transfers between sub-accounts
  and/or fixed account ................            594             231             (25)             (4)
 Death benefits .......................            (10)           --                (3)           --
 Loan collateral interest .............              1            --              --              --
                                          ------------    ------------    ------------    ------------
   Additions for Contract Owners'
    transactions ......................          5,195           2,206           2,420           1,153
                                          ------------    ------------    ------------    ------------
   Net additions for the year .........          6,117           2,286           2,539           1,213
Contract Owners' Equity,
 beginning of the year ................          2,336              50           1,231              18
                                          ------------    ------------    ------------    ------------
Contract Owners' Equity,
 end of the year ......................   $      8,453    $      2,336    $      3,770    $      1,231
                                          ============    ============    ============    ============
Units Outstanding, beginning of the year   210,258.492       5,111.723     106,840.466       1,765.385
Units Outstanding, end of the year ....    624,733.968     210,258.492     297,559.671     106,840.466

Net Asset Value per Unit: .............   $  13.528573    $  11.110374    $  12.665346    $  11.513477

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



           FIDELITY VIP II                     FIDELITY VIP II                       ALGER AMERICAN
        INDEX 500 PORTFOLIO                  CONTRAFUND PORTFOLIO             SMALL CAPITALIZATION PORTFOLIO
----------------------------------    ----------------------------------    ----------------------------------
     1997               1996               1997               1996               1997                1996
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

$            42    $             1    $            39    $          --      $          --      $          --
             86                  2                103                  1                138                  2
           (163)               (13)              (151)               (17)               (67)               (15)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

            (35)               (10)                (9)               (16)                71                (13)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

            842                  4                134                 10                (39)                11

          1,533                216              1,759                298                387                 (7)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

          2,375                220              1,893                308                348                  4
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

          2,340                210              1,884                292                419                 (9)
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

         14,610              2,607             10,713              3,027              2,917              2,623
           (244)                (7)              (169)               (12)               (90)               (13)
           (146)                (1)              (102)                (2)               (16)                (9)

          2,460                157                768                486                (21)               (42)
           --                 --                  (11)              --                 --                 --
              1               --                    1               --                 --                 --
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

         16,681              2,756             11,200              3,499              2,790              2,559
---------------    ---------------    ---------------    ---------------    ---------------    ---------------
         19,021              2,966             13,084              3,791              3,209              2,550

          2,973                  7              3,868                 77              2,643                 93
---------------    ---------------    ---------------    ---------------    ---------------    ---------------

$        21,994    $         2,973    $        16,952    $         3,868    $         5,852    $         2,643
===============    ===============    ===============    ===============    ===============    ===============
    231,904.126            702.335        314,102.807          7,416.671        261,902.389          9,498.434
  1,310,991.579        231,904.126      1,124,760.300        314,102.807        527,947.156        261,902.389

$     16.775721    $     12.820118    $     15.071819    $     12.311895    $     11.086367    $     10.092908


    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                 (In Thousands)

                                                       ALGER AMERICAN                 ALGER AMERICAN
                                                      GROWTH PORTFOLIO             MIDCAP GROWTH PORTFOLIO
                                              ------------------------------    ------------------------------
                                                  1997              1996           1997              1996
                                              -------------    -------------    -------------    -------------
Net investment income (loss):
 Reinvested dividend income ...............   $          10    $        --      $           2    $        --
 Reinvested capital gains .................              19               11               49                5
 Administrative expenses ..................             (56)             (11)             (61)             (10)
                                              -------------    -------------    -------------    -------------
 Net investment (loss) income and
  capital gains: ..........................             (27)            --                (10)              (5)
                                              -------------    -------------    -------------    -------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions
  of fund shares ..........................              40                8               27                3
 Increase (decrease) in unrealized
  appreciation of investments .............             629               88              416               71
                                              -------------    -------------    -------------    -------------
   Net realized and unrealized
    gains (losses) ........................             669               96              443               74
                                              -------------    -------------    -------------    -------------
   Additions (reductions) from operations .             642               96              433               69
                                              -------------    -------------    -------------    -------------
Contract Owners' transactions:
 Net premium payments .....................           2,855            1,738            1,777            2,034
 Surrenders ...............................             (64)              (5)             (65)              (8)
 Policy loans .............................             (21)             (10)             (24)              (3)
 Transfers between sub-accounts and/or
  fixed account ...........................             362              (73)             421              364
 Death benefits ...........................              (7)            --               --               --
 Loan collateral interest .................            --               --               --               --
                                              -------------    -------------    -------------    -------------
   Additions for Contract
    Owners' transactions ..................           3,125            1,650            2,109            2,387
                                              -------------    -------------    -------------    -------------
   Net additions for the year .............           3,767            1,746            2,542            2,456
Contract Owners' Equity,
 beginning of the year ....................           1,821               75            2,478               22
                                              -------------    -------------    -------------    -------------
Contract Owners' Equity,
 end of the year ..........................   $       5,588    $       1,821    $       5,020    $       2,478
                                              =============    =============    =============    =============
Units Outstanding, beginning of the year ..     162,852.097        7,530.562      227,029.231        2,208.390
Units Outstanding, end of the year ........     402,924.566      162,852.097      405,579.543      227,029.231

Net Asset Value per Unit: .................   $   13.868396    $   11.184155    $   12.379085    $   10.915641

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED


         ALGER AMERICAN                JANUS ASPEN SERIES              JANUS ASPEN SERIES
   LEVERAGE ALLCAP PORTFOLIO       AGGRESSIVE GROWTH PORTFOLIO           GROWTH PORTFOLIO
------------------------------    -----------------------------   ------------------------------
    1997              1996            1997            1996            1997             1996
-------------    -------------    -------------   -------------   -------------    -------------

$        --      $        --      $        --     $        --     $           2    $        --
         --                  2             --              --              --
          (43)              (7)            --              --                (2)            --
-------------    -------------    -------------   -------------   -------------    -------------

          (43)              (5)            --              --              --               --
-------------    -------------    -------------   -------------   -------------    -------------


           69                3             --              --                 2             --

          360               36                7            --                 1             --
-------------    -------------    -------------   -------------   -------------    -------------

          429               39                7            --                 3             --
-------------    -------------    -------------   -------------   -------------    -------------
          386               34                7            --                 3             --
-------------    -------------    -------------   -------------   -------------    -------------

        2,042            1,400              178            --               737             --
         (207)             (11)            --              --              --               --
          (27)              (7)            --              --                (9)            --

         (184)              23                6            --               102             --
           (4)            --               --              --              --               --
         --               --               --              --              --               --
-------------    -------------    -------------   -------------   -------------    -------------

        1,620            1,405              184            --               830             --
-------------    -------------    -------------   -------------   -------------    -------------
        2,006            1,439              191            --               833             --

        1,478               39             --              --              --               --
-------------    -------------    -------------   -------------   -------------    -------------

$       3,484    $       1,478    $         191            --     $         833             --
=============    =============    =============   =============   =============    =============
  130,393.355        3,863.604             --              --              --               --
  260,379.569      130,393.355       17,505.521            --        82,286.238             --

$   13.380857    $   11.338130    $   10.899289            --     $   10.130654             --

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                 (In Thousands)

                                                            JANUS ASPEN SERIES
                                                           INTERNATIONAL GROWTH              JANUS ASPEN SERIES
                                                                PORTFOLIO               WORLDWIDE GROWTH PORTFOLIO
                                                      ------------------------------   ----------------------------
                                                          1997              1996           1997             1996
                                                      -------------    -------------   -------------    -----------
Net investment income (loss):
 Reinvested dividend income .......................   $           1    $        --     $           6    $      --
 Reinvested capital gains .........................            --               --              --             --
 Administrative expenses ..........................              (2)            --                (6)          --
                                                      -------------    -------------   -------------    -----------
 Net investment (loss) income
  and capital gains: ..............................              (1)            --              --             --
                                                      -------------    -------------   -------------    -----------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund
  shares ..........................................            --               --              --             --
 (Decrease) increase in unrealized appreciation of
  investments .....................................              (4)            --                (2)          --
                                                      -------------    -------------   -------------    -----------
   Net realized and unrealized
    (losses) gains ................................              (4)            --                (2)          --
                                                      -------------    -------------   -------------    -----------
   (Reductions) additions from operations .........              (5)            --                (2)          --
                                                      -------------    -------------   -------------    -----------
Contract Owners' transactions:
 Net premium payments .............................             608             --             2,492           --
 Surrenders .......................................            --               --                (2)          --
 Policy loans .....................................             (11)            --               (13)          --
 Transfers between sub-accounts
  and/or fixed account ............................             192             --               419           --
 Death benefits ...................................            --               --              --             --
 Loan collateral interest .........................            --               --              --             --
                                                      -------------    -------------   -------------    -----------
   Additions for Contract
    Owners' transactions ..........................             789             --             2,896           --
                                                      -------------    -------------   -------------    -----------
   Net additions for the year .....................             784             --             2,894           --
Contract Owners' Equity,  beginning of the year ...            --               --              --             --
                                                      -------------    -------------   -------------    -----------
Contract Owners' Equity,  end of the year .........   $         784             --     $       2,894           --
                                                      =============    =============   =============    ===========
Units Outstanding, beginning of the year ..........            --               --              --             --
Units Outstanding, end of the year ................      81,884.298             --       295,875.300           --

Net Asset Value per Unit: .........................   $    9.571986             --     $    9.781783           --

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED



    NEUBERGER&BERMAN AMT
    LIMITED MATURITY BOND            NEUBERGER&BERMAN AMT            NORTHSTAR VARIABLE TRUST
          PORTFOLIO                   PARTNERS PORTFOLIO                 GROWTH PORTFOLIO
------------------------------   ------------------------------   ------------------------------
    1997             1996             1997            1996            1997              1996
-------------    -------------   -------------    -------------   -------------    -------------


$        --      $        --     $        --      $        --     $           76   $           7
         --               --              --               --                166              11
         --               --                (5)            --               (156)            (17)
-------------    -------------   -------------    -------------   --------------   -------------

         --               --                (5)            --                 86               1
-------------    -------------   -------------    -------------   --------------   -------------

         --               --                 4             --                 43              11

            1             --                30             --              1,049              70
-------------    -------------   -------------    -------------   --------------   -------------

            1             --                34             --              1,092              81
-------------    -------------   -------------    -------------   --------------   -------------
            1             --                29             --              1,178              82
-------------    -------------   -------------    -------------   --------------   -------------

          196             --             1,813             --             10,705           3,699
           (1)            --                (3)            --               (304)             (9)
         --               --              --               --                (89)            (16)

           29             --               787             --                122             134
         --               --              --               --                 (7)           --
         --               --              --               --                  1            --
-------------    -------------   -------------    -------------   --------------   -------------

          224             --             2,597             --             10,428           3,808
-------------    -------------   -------------    -------------   --------------   -------------
          225             --             2,626             --             11,606           3,890
         --               --              --               --              3,901              11
-------------    -------------   -------------    -------------   --------------   -------------
$         225             --     $       2,626             --     $       15,507   $       3,901
=============    =============   =============    =============   ==============   =============
         --               --              --               --        318,137.812       1,068.330
   22,028.741             --       255,773.135             --      1,118,715.737     318,137.812

$   10.197317             --     $   10.268611             --     $    13.861318   $   12.260050

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                 (In Thousands)

                                                     NORTHSTAR VARIABLE TRUST         NORTHSTAR VARIABLE TRUST
                                                     HIGH YIELD BOND PORTFOLIO        INCOME & GROWTH PORTFOLIO
                                                  ------------------------------   ------------------------------
                                                      1997             1996            1997             1996
                                                  -------------    -------------   -------------    -------------
Net investment income (loss):
 Reinvested dividend income ...................   $          28    $        --     $          80    $          15
 Reinvested capital gains .....................               8             --                22               46
 Administrative expenses ......................              (5)            --               (27)              (4)
                                                  -------------    -------------   -------------    -------------
   Net investment income (loss)
   and capital gains: .........................              31             --                75               57
                                                  -------------    -------------   -------------    -------------
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of
  fund shares .................................              49             --                54                3
 (Decrease) increase in unrealized appreciation
  of investments ..............................             (13)            --                83               (7)
                                                  -------------    -------------   -------------    -------------
   Net realized and unrealized gains (losses) .              36             --               137               (4)
                                                  -------------    -------------   -------------    -------------
   Additions (reductions) from operations .....              67             --               212               53
                                                  -------------    -------------   -------------    -------------
Contract Owners' transactions:
 Net premium payments .........................             853             --             1,983              507
 Surrenders ...................................              (3)            --               (34)              (1)
 Policy loans .................................            --               --               (15)            --
 Transfers between sub-accounts and/or
  fixed account ...............................             158             --               745              142
 Death benefits ...............................            --               --               (17)            --
 Loan collateral interest .....................            --               --              --               --
                                                  -------------    -------------   -------------    -------------
   Additions for Contract Owners' transactions            1,008             --             2,662              648
                                                  -------------    -------------   -------------    -------------
   Net additions for the year .................           1,075             --             2,874              701
Contract Owners' Equity, beginning of the year             --               --               725               24
                                                  -------------    -------------   -------------    -------------
Contract Owners' Equity, end of the year ......   $       1,075             --     $       3,599    $         725
                                                  =============    =============   =============    =============
Units Outstanding, beginning of the year ......            --               --        62,237.333        2,292.052
Units Outstanding, end of the year ............     105,615.457             --       270,967.530       62,237.333

Net Asset Value per Unit: .....................   $   10.176584             --     $   13.284489    $   11.651860

    The accompanying notes are an integral part of the financial statements.

                      COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED


  NORTHSTAR VARIABLE TRUST         NORTHSTAR VARIABLE TRUST           OCC ACCUMULATION TRUST
INTERNATIONAL VALUE PORTFOLIO     MULTI-SECTOR BOND PORTFOLIO            EQUITY PORTFOLIO
------------------------------   ------------------------------    ------------------------------
     1997             1996           1997             1996             1997             1996
-------------    -------------   -------------    -------------    -------------    -------------

$           1    $        --     $         159    $          14    $        --      $        --
         --               --                15               10             --               --
           (1)            --               (28)              (3)              (1)            --
-------------    -------------   -------------    -------------    -------------    -------------

         --               --               146               21               (1)            --
-------------    -------------   -------------    -------------    -------------    -------------


            4             --                16                2                1             --

           (2)            --               (55)              (2)              13             --
-------------    -------------   -------------    -------------    -------------    -------------
            2             --               (39)            --                 14             --
-------------    -------------   -------------    -------------    -------------    -------------
            2             --               107               21               13             --
-------------    -------------   -------------    -------------    -------------    -------------

          453             --             2,493              593              425             --
           (1)            --              (176)              (1)             (20)            --
         --               --                (4)            --                 (2)            --

          126             --              (143)             (30)              70             --
         --               --              --               --               --               --
         --               --              --               --               --               --
-------------    -------------   -------------    -------------    -------------    -------------
          578             --             2,170              562              473             --
-------------    -------------   -------------    -------------    -------------    -------------
          580             --             2,277              583              486             --
         --               --               603               20             --               --
-------------    -------------   -------------    -------------    -------------    -------------
$         580             --     $       2,880    $         603    $         486             --
=============    =============   =============    =============    =============    =============
         --               --        52,792.181        1,937.476             --               --
   57,506.716             --       238,690.820       52,792.181       45,654.119             --

$   10.073394             --     $   12.069396    $   11.437367    $   10.640989             --

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                      COMBINED STATEMENTS OF OPERATIONS AND
                  CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
                 For the years ended December 31, 1997 and 1996
                                 (In Thousands)

                                                                               OCC ACCUMULATION TRUST
                                                                              GLOBAL EQUITY PORTFOLIO
                                                                           ------------------------------
                                                                                   1997             1996
                                                                           --------------------   -------
Net investment income (loss):
 Reinvested dividend income ............................................      $           1        $ --
 Reinvested capital gains ..............................................                  8          --
 Administrative expenses ...............................................                 --          --
                                                                              -------------        ----
   Net investment income (loss) and capital gains: .....................                  9          --
                                                                              -------------        ----
Realized and unrealized gains (losses):
 Net realized gains (losses) on redemptions of fund shares .............                 --          --
 (Decrease) increase in unrealized appreciation of investments .........                (12)         --
                                                                              -------------        ----
   Net realized and unrealized gains (losses) ..........................                (12)         --
                                                                              -------------        ----
   Additions (reductions) from operations ..............................                 (3)         --
                                                                              -------------        ----
Contract Owners' transactions:
 Net premium payments ..................................................                169          --
 Surrenders ............................................................                 --          --
 Policy loans ..........................................................                 --          --
 Transfers between sub-accounts and/or fixed account ...................                 13          --
 Death benefits ........................................................                 --          --
 Loan collateral interest ..............................................                 --          --
                                                                              -------------        ----
   Additions for Contract Owners' transactions .........................                182          --
                                                                              -------------        ----
   Net additions for the year ..........................................                179          --
Contract Owners' Equity, beginning of the year .........................                 --          --
                                                                              -------------        ----
Contract Owners' Equity, end of the year ...............................      $         179          --
                                                                              =============        ====
Units Outstanding, beginning of the year ...............................                 --          --
Units Outstanding, end of the year .....................................         18,968.362          --

Net Asset Value per Unit: ..............................................      $    9.459272          --

    The accompanying notes are an integral part of the financial statements.

                     COMBINED STATEMENTS OF OPERATIONS AND
                 CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED


   OCC ACCUMULATION TRUST         OCC ACCUMULATION TRUST
      MANAGED PORTFOLIO             SMALL CAP PORTFOLIO
-----------------------------  -----------------------------
         1997           1996            1997            1996
---------------------  ------   --------------------  -------


   $             --     $ --       $            --     $ --
                 --       --                    --       --
                 (5)      --                    (1)      --
   -----------------    ----       ----------------    ----
                 (5)      --                    (1)      --
   -----------------    ----       ----------------    ----

                  1       --                     2       --
                 (1)      --                    (2)      --
   -----------------    ----       ----------------    ----
                 --       --                    --       --
   ----------------     ----       ---------------     ----
                 (5)      --                    (1)      --
   -----------------    ----       ----------------    ----

              1,734       --                   348       --
                 (2)      --                    (2)      --
                 (4)      --                    (3)      --
              1,047       --                   154       --
                 --       --                    --       --
                 --       --                    --       --
   ----------------     ----       ---------------     ----
              2,775       --                   497       --
   ----------------     ----       ---------------     ----
              2,770       --                   496       --
                 --       --                    --       --
   ----------------     ----       ---------------     ----
   $          2,770       --       $           496       --
   ================     ====       ===============     ====
                 --       --                  --         --
        274,772.663       --            48,630.367       --

   $      10.080149       --       $     10.195889       --

    The accompanying notes are an integral part of the financial statements.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

   Northern Life Separate Account One (the "Account") is a separate account of Northern Life Insurance Company ("Northern Life"), an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. The Account commenced operations on October 20, 1995 and is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the contracts are allocated to sub-accounts of the Account, each of which is invested in one of the funds listed below during the year:

   THE ALGER AMERICAN FUND               FIDELITY VIP
   -----------------------------------   -----------------------------
   Small Capitalization Portfolio        VIP Equity-Income Portfolio
   Growth Portfolio                      VIP Growth Portfolio
   MidCap Growth Portfolio               VIP Money Market Portfolio
   Leverage AllCap Portfolio             VIP Overseas Portfolio

   NORTHSTAR VARIABLE TRUST
   ------------------------------
   Growth Portfolio
   High Yield Bond Portfolio
   Income & Growth Portfolio
   International Value Portfolio
   Multi-Sector Bond Portfolio

   JANUS ASPEN SERIES                    FIDELITY VIP II
   -----------------------------------   --------------------------------
   Aggressive Growth Portfolio           VIP II Asset Manager Portfolio
   Growth Portfolio                      VIP II Asset Manager: Growth
   International Growth Portfolio        Portfolio
   Worldwide Growth Portfolio            VIP II Index 500 Portfolio
                                         VIP II Contrafund Portfolio

   OCC ACCUMULATION TRUST
   ------------------------
   Equity Portfolio
   Global Equity Portfolio
   Managed Portfolio
   Small Capitalization
    Portfolio

   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST
   -------------------------------------------
   Limited Maturity Bond Portfolio
   Partners Portfolio


   Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund and is paid fees for its services by The Alger American Funds Portfolios. Fidelity Management & Research Company is the investment adviser for Fidelity Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIP II) and is paid for its services by the VIP and VIP II Portfolios. Northstar Investment Management Corporation, an affiliate of Northern Life, is the investment adviser for the five portfolios offered through the Northstar Variable Trust and is paid for its services by the Northstar Funds. Janus Capital Corporation is the investment adviser for the four portfolios of Janus Aspen Series and is paid fees for its services by the Janus Aspen Series Portfolios. Neuberger&Berman Management is the investment adviser for the two portfolios of the Advisers Management Trust and is paid fees for its services by the Neuberger&Berman Advisers Management Trust (AMT) Funds. OpCap Advisors is the investment adviser for the four portfolios of the OCC Accumulation Trust and is paid fees for its services by the OCC Accumulation Trust Funds. On August 8, 1997, sub-accounts investing in Northstar Variable Trust Growth Portfolio, Northstar Variable Trust High Yield Bond Portfolio, Northstar Variable Trust International Value Portfolio, Alger American, Janus Aspen Series, OCC Accumulation Trust and Neuberger&Berman AMT were made available to the Account.



2. SIGNIFICANT ACCOUNTING POLICIES:

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:

   The market value of investments in the sub-accounts is based on the closing net asset values of the fund shares held at the end of the year. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the funds are determined on the basis of specific identification of fund share costs.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   VARIABLE ANNUITY RESERVES:

   The amount of the reserves for contracts in the distribution year is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by Northern Life, are offset by transfers to or from Northern Life.


3. FEDERAL INCOME TAXES:

   Under current tax law, the income, gains, and losses from the separate account investments are not taxable to either the Account or Northern Life.



4. CONTRACT CHARGES:

   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders Northern Life will deduct from the contract value a surrender charge as set forth in the contract.

   Certain charges are made by Northern Life to Contract Owners' Variable Account Contract Value in accordance with the terms of the contracts. These charges may include: an annual contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by Northern Life.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, Northern Life may deduct the amount of the tax from the purchase payments received or the Contract Value immediately before it is applied to an annuity payout.

                       NORTHERN LIFE SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS:

   For the year ended December 31, 1997, investment activity in the funds was as follows (in thousands):



                                                        COST OF       PROCEEDS
 INVESTING FUND                                         PURCHASES     FROM SALES
 ---------------------------------------------------   -----------   -----------
 Fidelity VIP and VIP II:
  VIP Money Market Portfolio . .....................    $  6,632       $ 2,864
  VIP II Asset Manager Portfolio . .................       2,496           524
  VIP II Asset Manager: Growth Portfolio . .........       3,555           299
  VIP Equity-Income Portfolio . ....................      10,740         1,016
  VIP Growth Portfolio . ...........................       5,625           405
  VIP Overseas Portfolio . .........................       3,089           585
  VIP II Index 500 Portfolio .......................      22,896         6,220
  VIP II Contrafund Portfolio ......................      11,762           553
 The Alger American Fund:
  Small Capitalization .............................       3,277           411
  Growth Portfolio .................................       3,330           227
  MidCap Growth Portfolio . ........................       2,556           453
  Leverage AllCap Portfolio ........................       1,975           396
 Janus Aspen Series:
  Aggressive Growth Portfolio . ....................         185             1
  Growth Portfolio . ...............................         862            31
  International Growth Portfolio ...................         812            23
  Worldwide Growth Portfolio . .....................       2,929            30
 Neuberger&Berman AMT:
  Limited Maturity Bond Portfolio . ................         224            --
  Partners Portfolio ...............................       2,825           227
 Northstar Variable Trust:
  Growth Portfolio .................................      11,394           865
  High Yield Bond Portfolio ........................       5,179         4,176
  Income & Growth Portfolio ........................       3,639           891
  International Value Portfolio ....................         647            69
  Multi-Sector Bond Portfolio ......................       4,422         2,115
 OCC Accumulation Trust:
  Equity Portfolio .................................         516            44
  Global Equity Portfolio . ........................         211            19
  Managed Portfolio . ..............................       2,852            67
  Small Cap Portfolio . ............................         773           276
                                                        --------       -------
  Total ............................................    $115,403       $22,787
                                                        ========       =======

                         NORTHERN LIFE INSURANCE COMPANY
         (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)


                      Statutory Basis Financial Statements
                 For the Years Ended December 31, 1997 and 1996
                                       and
                          Independent Auditors' Report

                         NORTHERN LIFE INSURANCE COMPANY


                                TABLE OF CONTENTS


                                                                         PAGE(S)

INDEPENDENT AUDITORS' REPORT                                                 1


STATUTORY BASIS FINANCIAL STATEMENTS:

         Statutory Basis Statements of Admitted Assets,
          Liabilities, Surplus and Other Funds                               2

         Statutory Basis Statements of Operations                            3

         Statutory Basis Statements of Changes in Capital and Surplus        4

         Statutory Basis Statements of Cash Flows                            5

         Notes to Statutory Basis Financial Statements                    6-18


INDEPENDENT AUDITORS' REPORT ON SUPPLEMENTAL
         SCHEDULE OF ASSETS AND LIABILITIES                                 19

SUPPLEMENTAL SCHEDULE OF ASSETS AND
         LIABILITIES                                                     20-23

DELOITTE & TOUCHE LLP [LETTERHEAD]


INDEPENDENT AUDITORS' REPORT

Board of Directors
Northern Life Insurance Company
Seattle, Washington

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, surplus and other funds of Northern Life Insurance Company (a wholly owned subsidiary of ReliaStar Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Washington, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are described in Note 11.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

In our opinion, such statutory-basis financial statements present fairly, in all material respects, the assets, liabilities, and surplus and other funds of the Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 1.


/s/ DELOITTE & TOUCHE LLP

February 6, 1998

                         NORTHERN LIFE INSURANCE COMPANY
         (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)
                 Statutory Basis Statements of Admitted Assets,
                      Liabilities, Surplus and Other Funds

                                                                                                December 31
(IN MILLIONS)                                                                            1997               1996
----------------------------------------------------------------------------------------------------------------
ASSETS
Bonds, at NAIC Value (Market: 1997, $4,302.7; 1996, $4,066.8)                       $4,144.4            $3,979.8
Stocks, at NAIC Value (Cost: 1997, $6.5; 1996, $12.6)                                    6.0                13.2
Mortgage Loans on Real Estate                                                          997.8               760.1
Real Estate                                                                               .7                 2.0
Policy Loans                                                                           323.7               289.8
Cash on Hand and on Deposit                                                             12.3                11.6
Short-Term Investments                                                                  33.6                31.5
Other Invested Assets                                                                   54.1                37.8
Aggregate Write-in for Invested Assets                                                   4.5                  .1
----------------------------------------------------------------------------------------------------------------
     Total Cash and Investments                                                      5,577.1             5,125.9
----------------------------------------------------------------------------------------------------------------

Reinsurance Recoverable                                                                   .5                 1.3
Life Insurance Premiums and Annuity Considerations Deferred
   and Uncollected                                                                       6.1                 6.4
Investment Income Due and Accrued                                                       73.6                66.9
Other Assets                                                                             5.6                 7.3
From Separate Account Statement                                                        141.9                37.9
----------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                   $5,804.8            $5,245.7
================================================================================================================

LIABILITIES, SURPLUS AND OTHER FUNDS
Aggregate Reserves for Policies and Contracts                                       $5,230.8            $4,807.3
Policy and Contract Claims                                                               3.4                 3.5
Policyholders' Dividends                                                                10.8                10.7
Liability for Premiums and Other Deposit Funds                                           1.0                 1.2
Other Policy and Contract Liabilities                                                    8.6                 7.0
Commissions Payable                                                                      2.5                 4.0
General Expenses Due or Accrued                                                          6.9                 4.7
Taxes, Licenses, and Fees Due or Accrued, Excluding
   Federal Income Taxes                                                                   .7                 1.1
Federal Income Taxes Due or Accrued                                                      (.4)                 .4
Unearned Investment Income                                                               1.6                 1.6
Asset Valuation Reserve                                                                 57.7                58.1
Other Liabilities                                                                       30.9                32.3
From Separate Account Statement                                                        141.9                37.9
----------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                               5,496.4             4,969.8
----------------------------------------------------------------------------------------------------------------

SURPLUS AND OTHER FUNDS
Common Capital Stock                                                                     1.5                 1.5
Gross Paid In and Contributed Surplus                                                  126.5               126.5
Unassigned Surplus                                                                     180.4               147.9
----------------------------------------------------------------------------------------------------------------
Total Surplus and Other Funds                                                          308.4               275.9
----------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES, SURPLUS AND OTHER FUNDS                                     $5,804.8            $5,245.7
================================================================================================================


The accompanying notes are an integral part of the statutory basis financial statements.

                         NORTHERN LIFE INSURANCE COMPANY
         (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)
                    Statutory Basis Statements of Operations

                                                                             Year Ended December 31
(IN MILLIONS)                                                               1997                   1996
-------------------------------------------------------------------------------------------------------
REVENUES
Premiums and Annuity Considerations                                        $86.4                 $74.2
Deposit-Type Funds                                                         693.7                 597.2
Considerations for Supplementary Contracts and Dividend
   Accumulations                                                             9.9                   3.5
Net Investment Income                                                      407.9                 382.1
Amortization of Interest Maintenance Reserve                                 1.9                   1.7
Other Income                                                                 1.2                   1.4
------------------------------------------------------------------------------------------------------
   Total Revenues                                                       $1,201.0              $1,060.1
------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death Benefits                                                             $12.5                 $12.1
Matured Endowments                                                            .3                    .2
Annuity Benefits                                                            39.8                  29.8
Disability and Accident and Health Benefits                                   .2                    .1
Surrender Benefits and Other Fund Withdrawals                              456.9                 376.2
Interest on Policy or Contract Funds                                          .2                    .3
Payments on Supplementary Contracts and Dividend
   Accumulations                                                             9.2                   3.0
Increase in Reserve for Policies and Contracts                             422.1                 442.0
Increase in Reserve for Supplementary Contracts Without Life
   Contingencies and Dividend and Coupon Accumulations                       1.5                   1.3
------------------------------------------------------------------------------------------------------
   Total Benefits                                                          942.7                 865.0
Commissions                                                                 56.0                  66.0
General Insurance Expenses                                                  48.4                  42.2
Insurance Taxes, Licenses and Fees, Excluding Federal
   Income Taxes                                                              4.1                   4.4
Other Disbursements                                                          1.5                   1.3
Net Transfers to Separate Accounts                                          90.4                  29.1
------------------------------------------------------------------------------------------------------
   Total Benefits and Expenses                                           1,143.1               1,008.0
------------------------------------------------------------------------------------------------------

Net Gain from Operations before Dividends to Policyholders
   and Federal Income Taxes                                                 57.9                  52.1
Dividends to Policyholders                                                    .5                    .6
------------------------------------------------------------------------------------------------------
Net Gain from Operations before Federal Income Taxes                        57.4                  51.5
Federal Income Taxes (Excluding Tax Expense on
   Capital Gains)                                                           17.5                  17.6
------------------------------------------------------------------------------------------------------
Net Gain from Operations before Net Realized Capital Gains                  39.9                  33.9
Net Realized Capital Gains (Net of Tax Expense: 1997,$5.3;
1996, $3.6)(Net of IMR Transfers: 1997, $3.5; 1996, $2.3)                    1.0                   1.5
------------------------------------------------------------------------------------------------------
   NET INCOME                                                              $40.9                 $35.4
======================================================================================================


The accompanying notes are an integral part of the statutory basis financial statements.

                         NORTHERN LIFE INSURANCE COMPANY
         (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)
          Statutory Basis Statements of Changes in Capital and Surplus

                                                                                        Year Ended December 31
(IN MILLIONS)                                                                         1997                  1996
----------------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                            $275.9                 $250.9

Net Income                                                                          40.9                   35.4

Change in Net Unrealized Capital Gains (Losses)                                     (1.4)                   3.1

Change in Non-Admitted Assets and Related Items                                     (7.4)                    .4

Change in Asset Valuation Reserve                                                     .4                  (13.9)
----------------------------------------------------------------------------------------------------------------


CAPITAL AND SURPLUS, END OF YEAR                                                  $308.4                 $275.9
===============================================================================================================


The accompanying notes are an integral part of the statutory basis financial statements.

                         NORTHERN LIFE INSURANCE COMPANY
         (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)
                    Statutory Basis Statements of Cash Flows

                                                                                       Year Ended December 31
(IN MILLIONS)                                                                        1997                   1996
----------------------------------------------------------------------------------------------------------------
CASH FROM OPERATIONS
Premiums and Annuity Considerations                                                $86.7                 $73.4
Deposit-Type Funds                                                                 693.7                 597.2
Other Premiums, Considerations and Deposits                                          9.9                   3.5
Allowances and Reserve Adjustments Received on Reinsurance Ceded                      .1                    .2
Investment Income Received                                                         403.2                 384.5
Other Income Received                                                                1.0                   1.2
Life and Accident and Health Claims Paid                                           (12.4)                (12.2)
Surrender Benefits and Other Fund Withdrawals Paid                                (457.0)               (376.5)
Other Benefits to Policyholders Paid                                               (49.1)                (33.0)
Commissions, Other Expenses and Taxes Paid                                        (108.3)               (109.4)
Net Transfers to Separate Accounts                                                 (90.5)                (29.1)
Dividends to Policyholders Paid                                                      (.6)                  (.6)
Federal Income Taxes Paid                                                          (19.3)                (18.1)
Other Operating Expenses Paid                                                        (.1)                  (.1)
---------------------------------------------------------------------------------------------------------------
     Net Cash from Operations                                                     $457.3                $481.0
--------------------------------------------------------------------------------------------------------------

CASH FROM INVESTMENTS
Proceeds from Investments Sold, Matured or Repaid
   Bonds                                                                          $567.3                $519.5
   Stocks                                                                            7.9                   9.6
   Mortgage Loans                                                                  155.5                 158.4
   Real Estate                                                                       1.3                   6.2
   Other Invested Assets                                                             6.6                   9.2
   Taxes on Capital Gains                                                           (4.3)                     -
---------------------------------------------------------------------------------------------------------------
     Total Investment Proceeds                                                     734.3                 702.9
--------------------------------------------------------------------------------------------------------------

Cost of Investments Acquired
   Bonds                                                                           728.9                 872.6
   Stocks                                                                             .5                   3.2
   Mortgage Loans                                                                  393.0                 249.3
   Real Estate                                                                        .1                     -
   Other Invested Assets                                                            19.6                  16.3
--------------------------------------------------------------------------------------------------------------
     Total Investments Acquired                                                  1,142.1               1,141.4
--------------------------------------------------------------------------------------------------------------
Net Change in Policy Loans and Premium Notes                                       (33.9)                (39.1)
---------------------------------------------------------------------------------------------------------------
     Net Cash from Investments                                                   $(441.7)              $(477.6)
---------------------------------------------------------------------------------------------------------------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Other Sources (Applications), Net                                                 $(12.8)                 $7.4
--------------------------------------------------------------------------------------------------------------
     Net Cash from Financing and Miscellaneous Sources                             (12.8)                  7.4
--------------------------------------------------------------------------------------------------------------
Net Change in Cash and Short-Term Investments                                        2.8                  10.8
Cash and Short-Term Investments at Beginning of Year                                43.1                  32.3
--------------------------------------------------------------------------------------------------------------
Cash and Short-Term Investments at End of Year                                     $45.9                 $43.1
==============================================================================================================


The accompanying notes are an integral part of the statutory basis financial statements.

                         NORTHERN LIFE INSURANCE COMPANY
         (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)


NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1.  BASIS OF PRESENTATION

The accompanying financial statements of Northern Life Insurance Company (the Company) have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners (NAIC) and the State of Washington. Such statutory insurance accounting practices differ from generally accepted accounting principles and are intended to reflect a more conservative perspective by, for example, requiring the immediate recognition of acquisition costs, providing only for income taxes currently payable, recording assets considered non-admitted as a reduction of surplus and recording an asset valuation reserve. The amounts in these financial statements pertain to the entire Company's business including, as appropriate, its Separate Account business.

All outstanding shares of the Company are owned by ReliaStar Life Insurance Company, a Minnesota domiciled insurance company. ReliaStar Life Insurance Company is in turn a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar) a holding and management company domiciled in Delaware.

NOTE 2. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

NATURE OF OPERATIONS

The Company is principally engaged in the business of providing annuities and life insurance. The Company operates primarily in the United States and is authorized to do business in all states except New York.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NAIC and the State of Washington requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Security investments are valued in accordance with the requirements of the NAIC, as follows:

         Bonds not backed by other loans at amortized cost using the interest method; loan-backed bonds and structured securities at amortized cost using the interest method including anticipated prepayments at the date of purchase; significant changes in estimated cash flows from the original purchase assumptions are accounted for using the interest method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all securities.

         Derivative instruments are valued in accordance with the NAIC Accounting Practices and Procedures manual and the Purposes and Procedures manual of the Securities Valuation Office. All derivative instruments are valued consistently with the hedged items.

         Preferred stocks in good standing are valued at cost, which approximates market.

         Common Stocks are valued at estimated market value.

         All other security investments are presented at values prescribed by or deemed acceptable to the NAIC, generally market value.

Mortgage loans are valued at amortized cost. Real estate acquired in satisfaction of debt is stated at the lower of appraised value of the asset foreclosed or book value of the mortgage at the date of foreclosure.

Policy loans are valued at the aggregate unpaid balance.

Short-term investments are carried at amortized cost which approximates market.

Other investments, principally limited partnerships, are carried on the cost basis.

The Company uses straight-line depreciation for all of its depreciable assets, with useful lives varying depending on the asset.

Realized investment gains and losses on sales of securities are included in the determination of net income and are determined on the specific identification method. Unrealized investment gains and losses are accounted for as direct increases or decreases in surplus. Income tax effects of unrealized gains and losses are not recognized.

Due and accrued income was excluded from investment income on mortgage loans, bonds and short-term investments where interest is past due more than 90 days. The total amount excluded at December 31, 1997 and 1996 was $1.2 million and $1.1 million, respectively. The Company recognizes investment income on derivative instruments in accordance with the NAIC Accounting Practices and Procedures manual whereby the difference between amounts paid and amounts received are accrued on interest rate swap agreements as reflected in net investment income.

NONADMITTED ASSETS

Assets of the Company designated as "nonadmitted" are excluded from the balance sheets. The change in such assets, net of amortization, is reflected as a direct increase or decrease in surplus.

SEPARATE ACCOUNTS

The Company operates separate accounts. The assets and liabilities of the separate accounts are primarily related to variable annuity contracts and represent policyholder directed funds that are separately administered. The assets (principally investments) and liabilities (principally to contractholders) of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are valued at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

Premiums on life insurance contracts are generally recognized as revenue over the life of the contract on the anniversary date. Contract benefits are associated with premium revenue over the life of the contract by providing for liabilities for future policy and contract benefits.

POLICY ACQUISITION COSTS

Costs of acquiring new business are charged to operating expenses in the year incurred.

     AGGREGATE RESERVES FOR POLICIES AND CONTRACTS

Liabilities for future policy and contract benefits for life insurance are computed by the net level premium and preliminary term and other modified reserve methods on the basis of interest rates and mortality assumptions prescribed by state regulatory authorities. Annuity liabilities are computed using interest rates and mortality assumptions where needed as prescribed by state regulatory authorities. Liabilities for waiver of premium reserves were primarily based on the 1952 Disability Study (Period 2) combined with 1958 CSO using 3% interest.

The Company waives deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums in addition to the basic gross premium are charged for substandard lives. Mean reserves are determined by computing the regular mean reserves and holding in addition the unearned portion of the extra premium charge for the year.

All substandard policies except Adjustable Life and Universal Life are valued as standard plus an amount determined by valuation representing the excess amount of the multiple table reserves over the standard reserves. All Adjustable Life and Universal Life policies are valued directly on a multiple table basis.

As of December 31, 1997, the Company had insurance in force of $72.0 million for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Washington. Reserves to cover this insurance totaled $1.0 million at December 31, 1997.

Of the total net annuity actuarial reserves and deposit fund liabilities at December 31, 1997, approximately 60% are subject to discretionary withdrawal at book value less current surrender charge of 5% or more; approximately 26% are subject to discretionary withdrawal at book value with minimal adjustment of less than 5% but greater than zero; approximately 11% are subject to discretionary withdrawal at book value without adjustment; and approximately 3% are not subject to discretionary withdrawal.

INCOME TAXES DUE AND ACCRUED

The provision for income taxes is based upon income that is estimated to be currently taxable.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

NOTE 3.  INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                       Year Ended December 31
(IN MILLIONS)                                                            1997             1996
----------------------------------------------------------------------------------------------
Bonds                                                                 $312.3            $293.2
Preferred Stocks                                                          .4                .4
Common Stocks                                                             .1               1.4
Mortgage Loans on Real Estate                                           70.9              59.6
Real Estate                                                               .2               1.0
Policy Loans                                                            17.5              15.5
Short-term Investments                                                   2.4               3.1
Derivative Instruments                                                   8.2              10.0
Other                                                                    3.8               5.3
----------------------------------------------------------------------------------------------
   Gross Investment Income                                             415.8             389.5
Investment Expenses                                                      7.9               7.4
----------------------------------------------------------------------------------------------
   Net Investment Income                                              $407.9            $382.1
==============================================================================================

Net realized capital gains (losses) were as follows:
                                                                       Year Ended December 31
(IN MILLIONS)                                                             1997              1996
------------------------------------------------------------------------------------------------

Bonds                                                                   $4.2              $1.9
Preferred Stocks                                                         (.1)              (.4)
Common Stocks                                                            1.4                .9
Mortgage Loans on Real Estate                                            1.1               (.3)
Real Estate                                                              (.2)              (.2)
Other                                                                    3.4               5.5
----------------------------------------------------------------------------------------------
  Pretax Realized Capital Gains (Losses)                                 9.8               7.4
Income Tax Expense                                                      (5.3)             (3.6)
Net Pretax Realized Capital Gains Transferred to
  Interest Maintenance Reserve (IMR)                                    (5.3)             (3.6)
Income Tax Expense Transferred to IMR                                    1.8               1.3
----------------------------------------------------------------------------------------------
   Net Realized Capital Gains (Losses) (Net of Tax)                     $1.0              $1.5
==============================================================================================


Gross realized capital gains of $7.1 million and $5.5 million and gross realized capital losses of $2.8 million and $3.5 million were recognized on sales of bonds during the years ended December 31, 1997 and 1996, respectively.

The statement value and estimated market values of investments in bonds by type of investment were as follows:

                                                                                December 31, 1997
                                                                                                         Estimated
                                                                Statement       Gross Unrealized            Market
(IN MILLIONS)                                                       Value       Gains      (Losses)          Value
United States Government and Governmental
  Agencies and Authorities                                         $3.9          $.2               -        $4.1
States, Municipalities and Political Subdivisions                  33.3          2.3          $(.2)         35.4
Foreign Governments                                                33.8          3.0              -         36.8
Public Utilities                                                  246.9         10.5           (.6)        256.8
Corporate Securities                                            2,698.1        117.8          (4.0)      2,811.9
Mortgage-Backed/Structured Finance Securities                   1,128.4         30.7          (1.4)      1,157.7
----------------------------------------------------------------------------------------------------------------



   Total                                                       $4,144.4       $164.5         $(6.2)     $4,302.7
================================================================================================================

                                                                                December 31, 1996
                                                                                                         Estimated
                                                                Statement       Gross Unrealized            Market
(IN MILLIONS)                                                       Value       Gains      (Losses)          Value

United States Government and Governmental
  Agencies and Authorities                                         $3.8          $.2               -        $4.0
States, Municipalities and Political Subdivisions                  26.9          1.2          $(.2)         27.9
Foreign Governments                                                35.1          1.8               -        36.9
Public Utilities                                                  283.6          7.6          (2.2)        289.0
Corporate Securities                                            2,469.4         78.2         (14.1)      2,533.5
Mortgage-Backed/Structured Finance Securities                   1,161.0         20.3          (5.8)      1,175.5
----------------------------------------------------------------------------------------------------------------
   Total                                                       $3,979.8       $109.3        $(22.3)     $4,066.8
================================================================================================================

The statement value and estimated market value of bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  December 31, 1997          December 31, 1996
                                                              ------------------------   ---------------------
                                                                             Estimated                   Estimated
                                                                Statement       Market    Statement         Market
(IN MILLIONS)                                                       Value        Value        Value          Value

Due in One Year or Less                                           $70.6        $70.9         $59.6         $60.1
Due After One Year Through Five Years                           1,216.7      1,256.8       1,073.1       1,098.0
Due After Five Years Through Ten Years                          1,273.5      1,329.5       1,170.0       1,198.0
Due After Ten Years                                               455.2        487.8         516.1         535.2
Mortgage-Backed/Structured Finance Securities                   1,128.4      1,157.7       1,161.0       1,175.5
----------------------------------------------------------------------------------------------------------------
  Total                                                        $4,144.4     $4,302.7      $3,979.8      $4,066.8
================================================================================================================


The estimated market values for the marketable bonds are determined based upon the quoted market prices for bonds actively traded. The estimated market values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated market values. Estimated market values of privately placed bonds are determined utilizing a matrix-based model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Utilizing this data, the model generates estimated market values which the Company considers reflective of the market value of each privately placed bond.

At December 31, 1997, the largest industry concentration of the private placement portfolio was financial services, where 19.9% of the portfolio was invested, and the largest industry concentration of the marketable bond portfolio was mortgage-backed/structured securities, where 41.8% of the portfolio was invested. At December 31, 1997, the largest geographic concentration of commercial mortgage loans was in the pacific region of the United States, where approximately 33.0% of the commercial and residential mortgage loan portfolio was invested.

At December 31, 1997 and 1996, gross unrealized appreciation of unaffiliated stocks was $.1 million and $1.2 million, respectively, and gross unrealized depreciation was $.6 million and $.7 million, respectively.

The maximum and minimum lending rates for all mortgage loans issued during 1997 were 8.875% and 5.375%.

During 1997 the Company did not reduce interest rates of outstanding mortgage loans.

The maximum percentage of any one loan to the value of security at the time of the loan was 80%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of year-end, the Company held no mortgages with interest more than one year overdue.

DERIVATIVE INSTRUMENTS

The Company has an established program prescribing the use of derivatives in its asset/liability management activity. The investment policy of the Company expressly precludes the use of such instruments for speculative purposes. The policy details permissible uses and instruments and contains accounting and management controls designed to assure compliance with these policies. The Company is not a party to leveraged derivatives.

The insurance liabilities of the Company are sensitive to changes in market interest rates. The Company has established procedures for evaluating these liabilities and structures investment asset portfolios with compatible characteristics. Investment assets are selected which provide yield, cash flow and interest rate sensitivities appropriate to support the insurance products.

The Company uses interest rate swaps as part of this asset/liability management program. The Company has acquired a significant amount of certain shorter duration investments, such as floating rate or adjustable rate investments. Acquisition of these assets shortens the duration of an asset portfolio. The Company uses interest rate swaps to extend the duration of these portfolios as an alternative to purchasing longer duration investments.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. In addition, the Company has established an issuer holder limitation program whereby the maximum credit exposure to a single issuer is established based upon the credit rating of the issuer and the structure of the investment. The positive market value of swap positions is included in the computation of the maximum issuer limitation.

NOTE 4.  INCOME TAXES

The Company's federal income tax return is consolidated with the following entities: ReliaStar Financial Corp., ReliaStar Life Insurance Company, Norlic, Inc., Nova, Inc., NWNL Benefits Corporation, NWNL Health Management Corp., Washington Square Advisers, Inc., ReliaStar Investment Research, Inc., ReliaStar Mortgage Corporation, James Mortgage Company, Washington Square Securities, Inc., Northstar Holding, Inc., Northstar Investment Management Corporation, Northstar Distributors, Inc., Northstar Administrators Corporation, Northstar Funding, Inc. Bankers Centennial Management Corp., IB Holdings, Inc., International Risks, Inc., Northeastern Corporation, IB Resolution, Inc., ReliaStar Financial Marketing Corporation, Successful Money Management Seminars, Inc., Successful Money Management Software, Inc., PrimeVest Financial Services, Inc., PrimeVest Mortgage, Inc., PrimeVest Insurance Agency of Alabama, Inc., PrimeVest Insurance Agency of New Mexico, Inc., PrimeVest Insurance Agency of Oklahoma, Inc., PrimeVest Insurance Agency of Texas, Inc., PrimeVest Insurance Agency of Ohio, Inc., Branson Insurance Agency, Inc., Granite Investment Services, Inc., Washington Square Insurance Agency, Inc. (Massachusetts), Washington Square Insurance Agency Inc. (Texas), Washington Square Insurance Agency, Inc. (New Mexico), and ReliaStar Payroll Agent, Inc.

The method by which the total consolidated federal income tax for each entity is allocated to each of these companies is subject to a written agreement approved by the Company's Board of Directors. Allocation is based on separate return calculations such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1997, the Company had accumulated approximately $5.5 million in its separate policyholders' surplus account.

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                      Year Ended December 31
                                                        1997            1996
                                                      ----------------------
Statutory Tax Rate                                     35.0%            35.0%
Accrual of Market Discount on Bonds                     (4.9)            (4.8)
Prior Year Provision True-up                             (.5)             2.0
Deferred Acquisition Cost Tax                             .7              0.9
Reserve Adjustments                                     (2.8)            (0.3)
Other                                                    3.0              1.4
-----------------------------------------------------------------------------
   Effective Tax Rate                                  30.5%            34.2%
=============================================================================

Cash paid to ReliaStar for federal income taxes was $23.6 million and $18.1 million for 1997 and 1996, respectively.

NOTE 5.  EMPLOYEE BENEFIT PLANS

PENSION PLANS

The Company's parent, ReliaStar Life Insurance Company, sponsors a noncontributory defined benefit pension plan covering substantially all employees. The plan, which may be terminated as to accrual of additional benefits at any time by the Board of Directors, provides benefits to employees upon retirement.

The benefits under the plan are based on years of service and the employee's average compensation during the last five years of employment. The parent company's policy is to fund the minimum required contribution necessary to meet the present and future obligations of the plan. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future. Contributions are made to a tax-exempt trust established by the parent company. Plan assets consist principally of investments in stock and bond mutual funds, common stock and corporate bonds. As of January 1, 1997, plan assets included 1,232,982 shares of ReliaStar common stock with a fair value of $35.6 million.

Annual pension expense recorded by the Company was $.5 and $.7 million in 1997 and 1996, respectively. Annual pension expense is equal to the funding for the plan year which is determined under the projected unit credit actuarial cost method, including amortization of prior service costs and considering ERISA minimum and maximum funding requirements. Each subsidiary is charged its allowable share of such expense based on a percentage of payroll. At January 1, 1997 (the date of the most recent actuarial valuation), the plan's accumulated benefit obligation/present value of accrued benefits and the amount of vested benefits was $156.6 million and $152.6 million, respectively, based on an assumed 8.5% interest rate. The fair value of plan assets was $186.9 million at January 1, 1997.

The Company and ReliaStar also have unfunded noncontributory defined benefit plans providing for benefits to employees in excess of limits for qualified retirement plans and for benefits to non-employee members of the ReliaStar Board of Directors.

POSTRETIREMENT BENEFIT PLAN

The Company provides certain health care and life insurance benefits to retired employees (and their eligible dependents). Substantially all of the Company's employees will become eligible for those benefits if they meet specified age and service requirements and reach retirement age while working for the Company, unless the plans are terminated or amended. The postretirement health care plan is contributory, with retiree contributions adjusted annually; the life insurance plan provides a flat amount of noncontributory life benefits and optional contributory coverage.

The unamortized transition obligation for retirees and fully eligible or vested employees was $209,000 and $223,000 at December 31, 1997 and 1996, respectively. The unamortized transition obligation is being amortized over 20 years. The accumulated postretirement obligation was $453,000 and $390,000 at December 31, 1997 and 1996, respectively.

Net postretirement benefit costs for the years ended December 31, 1997 and 1996 were $83,000 and $68,000, respectively, and include the expected cost of such benefits for newly eligible or vested employees, interest cost and amortization of the transition obligation.

The unfunded postretirement benefit obligation for retirees and other fully eligible or vested plan participants was $497,000 and $435,000 at December 31, 1997 and 1996, respectively. The estimated benefit obligation for active non-vested employees was $164,000 at December 31, 1997.

The discount rate used in determining the accumulated postretirement benefit obligation at December 31, 1997 was 7.25% and the health care cost trend rate was 6.0%, decreasing gradually to 5.0% in the year 1999. The discount rate used in determining the accumulated postretirement benefit obligation at December 31, 1996 was 7.5% and the health care cost trend rate was 7.0%, decreasing gradually to 5.0% in the year 1999. The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1997 by $29,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1997 by $8,000.

SUCCESS SHARING PLAN AND ESOP

The Success Sharing Plan and ESOP (Success Sharing Plan) was designed to increase employee ownership and reward employees when certain Company performance objectives are met. Essentially all employees of the Company are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualified components. The nonqualified component is equal to 25% of the annual award and is paid in cash to employees. The qualified component is equal to 75% of the annual award, with 25% contributed to a deferred investment account and the remaining 50% contributed to the ESOP portion of the Success Sharing Plan. Costs charged to operations for the Success Sharing Plan were $1.2 million and $1.1 million in 1997 and 1996, respectively.

STOCK-BASED COMPENSATION

Employees of the Company participate in stock-based compensation plans of ReliaStar. The Company has recorded no compensation expense for these stock-based compensation plans other than for restricted stock and performance-based awards.

NOTE 6.  RELATED PARTY TRANSACTIONS

The Company maintains intercompany loan agreements with its parent company. There were no loans taken from or made to the parent company during 1997 and 1996. In addition, there were no intercompany loans outstanding at December 31, 1997 or 1996.

The Company and its affiliates have entered into agreements whereby certain management, administrative, legal and other services are provided to each other. The net expense amounts resulted in the Company making payments of $15.2 million and $9.8 million to its parent and other affiliated companies in 1997 and 1996, respectively. The costs allocated to the Company under these agreements may not be indicative of costs the Company might incur if these services were not provided by the Company's affiliates.

NOTE 7.  CAPITAL AND SURPLUS

The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of Washington. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.

Under the laws of the State of Washington, the Company can pay dividends to shareholders only from earned statutory surplus, and the distribution in any year is limited, by law, to the greater of the prior year's net income or 10% of prior year-end statutory surplus.

Total unassigned surplus at December 31, 1997 was $180.4 million and has no restrictions, except as described above.

NOTE 8.  REINSURANCE

The Company is a member of reinsurance associations established for the purpose of ceding the excess of life, waiver of premium, and accidental death insurance over retention limits. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. The Company's retention limit is $135,000 per life for individual coverage for most plans of insurance. As of December 31, 1997, $553.4 million of life insurance in force was ceded to other companies of which $45.0 million was ceded to ReliaStar Life Insurance Company. The Company has assumed $1.4 billion of life insurance in force as of December 31, 1997 (including $732.2 million of reinsurance assumed pertaining to Federal Employees' Group Life Insurance and Servicemans' Group Life Insurance and $685.7 million from ReliaStar Life Insurance Company).

The effect of reinsurance on premiums and benefits is as follows:

                                              Year Ended December 31
(IN MILLIONS)                                  1997              1996
---------------------------------------------------------------------

Direct Premiums                              $86.9               $75.3
Reinsurance Assumed                            2.4                 2.4
Reinsurance Ceded                             (2.9)               (3.5)
----------------------------------------------------------------------
Net Premiums                                 $86.4               $74.2
======================================================================
Reinsurance Recoveries                        $3.3                $1.4
======================================================================

NOTE 9.  COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is a defendant in a number of lawsuits arising out of the normal course of the business of the Company, some of which include claims for punitive damages. In the opinion of management, the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition of the Company.

FINANCIAL INSTRUMENTS

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet its financing needs and to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and interest rate swaps. Those instruments involve, to varying degrees, elements of credit, interest rate or liquidity risk in excess of the amounts recognized in the Statutory Basis Statements of Admitted Assets, Liabilities, Surplus and Other Funds.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments. For interest rate swap transactions, the contract or notional amounts do not represent exposure to credit loss. For swaps, the Company's exposure to credit loss is limited to those swaps where the Company has an unrealized gain.

Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.

                                                                                                  Contract or
                                                                                                Notional Amount
                                                                                                  December 31
 (IN MILLIONS)                                                                                1997         1996
---------------------------------------------------------------------------------------------------------------
Financial Instruments Whose Contract Amounts Represent Credit Risk:
      Commitments to Extend Credit                                                        $  84.8     $  118.4
Financial Instruments Whose Notional or Contract Amounts Exceed the
   Amount of Credit Risk:
Interest Rate Swap Agreements                                                               571.0        606.0
--------------------------------------------------------------------------------------------------------------


COMMITMENTS TO EXTEND CREDIT - Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis.

INTEREST RATE SWAP AGREEMENTS - The Company also enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. The risks under interest rate swap agreements are generally similar to those of futures contracts. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk.

LEASES

The Company occupies its home office facility under a lease agreement that commits it to pay rentals of $2,425,000 in 1998. Lease payments in 1997 under this lease were $2,114,000. This lease is accounted for as an operating lease.

In 1997, the Company entered into a ten-year lease agreement beginning December 1, 1998 and ending November 30, 2008. Future minimum rental payments required under this lease are as follows:

(In Millions)
1998                      $.2                     2001                     $2.6
1999                     $2.5                     2002                     $2.6
2000                     $2.5                     2003 and thereafter     $16.0

NOTE 10.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made in accordance with the requirements of Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1997 and 1996. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

BONDS - The estimated market value disclosures for bonds satisfy the fair value disclosure requirements of SFAS No. 107 (see Note 3).

STOCKS - Fair value equals carrying value for common stocks as these securities are carried at NAIC value which approximates quoted market value. Preferred stocks are carried primarily at cost.

MORTGAGE LOANS ON REAL ESTATE - The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS - The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

INVESTMENT CONTRACT LIABILITIES - The fair value for deferred annuities was estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.

The carrying amounts reported for other investment contracts approximate those liabilities' fair value.

OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES - The carrying amounts for other financial instruments (primarily normal payables of a short-term nature) approximate those liabilities' fair values.

INTEREST RATE SWAPS - The fair value for interest rate swaps was estimated using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counterparties.

The carrying amounts and estimated fair values of the Company's financial instruments were as follows:

                                                                                December 31
                                                                                -----------
                                                                      1997                            1996
                                                                      ----                            ----
                                                           Carrying            Fair        Carrying            Fair
(IN MILLIONS)                                                Amount           Value          Amount           Value
-------------                                                ------           -----          ------           -----
Financial Instruments Recorded as Assets:
    Bonds                                                 $4,144.4        $4,302.7       $3,979.8       $4,066.8
    Stocks                                                     6.0             6.1           13.2           12.9
    Mortgage Loans on Real Estate:
      Commercial                                             653.5           692.7          529.4          541.7
      Residential and Other                                  344.3           348.9          230.7          234.9
    Policy Loans                                             323.7           323.7          289.8          289.8
    Cash and Short-Term Investments                           45.9            45.9           43.1           43.1
    Other Financial Instruments Recorded as Assets            89.1            89.1           77.9           77.9
Financial Instruments Recorded as Liabilities:
    Investment Contracts:
      Deferred Annuities                                  (4,710.9)       (4,677.8)      (4,305.1)      (4,273.7)
      Supplementary Contracts and Immediate Annuities        (99.0)         (100.9)         (75.9)         (76.1)
      Other Investment Contracts                              (1.0)           (1.0)          (1.2)          (1.2)
Other Financial Instruments Recorded as Liabilities          (23.1)          (23.1)         (28.6)         (28.6)
Off-Balance Sheet Financial Instruments:
    Interest Rate Swaps                                             -          7.5                -          7.5
----------------------------------------------------------------------------------------------------------------


Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

NOTE 11: RECONCILIATION OF STATUTORY NET INCOME AND EQUITY TO GAAP NET INCOME AND EQUITY (IN MILLIONS) (UNAUDITED)

                                                       Year Ended December 31,
                                                     1997                 1996
Statutory Net Income as Reported                     $40.9                $35.4
Adjustments Concerning:
      Deferred Acquisition Costs                      56.2                 43.2
      Deferred Federal Income Taxes                  (22.6)               (13.9)
      Reserves for Future Benefits                    (8.0)               (12.3)
      Net Adjustments to Investments                  10.1                  9.8
      Capitalization of Software Costs                 1.0                  1.8
      Nonadmitted Assets                               (.5)                 (.1)
      Interest Maintenance Reserve                    (1.9)                (1.7)
      Other                                            (.9)                (3.5)


Net Income in Conformity with Generally
      Accepted Accounting Principles                 $74.3                $58.7
                                                     =====                =====



                                                       Year Ended December 31,
                                                     1997                 1996

Statutory Capital and Surplus as Reported           $308.4               $275.9
Adjustments Concerning:
      Deferred Acquisition Costs                     486.9                444.8
      Deferred Federal Income Taxes                  (85.6)               (47.4)
      Reserves for Future Benefits                  (325.3)              (317.2)
      Net Adjustments to Investments                 154.0                 83.2
      Capitalization of Software Costs                 5.3                  4.3
      Pension Plan Agreements                          1.3                  1.3
      Nonadmitted Assets                              18.2                 11.2
      Asset Valuation Reserve                         57.7                 58.1
      Interest Maintenance Reserve                     8.6                  7.0
      Other                                           (7.1)                (7.2)


Shareholder's Equity in conformity with Generally
      Accepted Accounting Principles                $622.4               $514.0
                                                    ======               ======

NORTHERN LIFE INSURANCE COMPANY
(a wholly owned subsidiary of ReliaStar Life Insurance Company)

INDEPENDENT AUDITORS' REPORT ON
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

Our audits were conducted for the purpose of forming an opinion on the basic statutory-basis financial statements taken as a whole. The supplemental schedule of selected assets and liabilities financial data for the year ended December 31, 1997, is presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and is not a required part of the basic statutory-basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subjected to the auditing procedures applied in our audit of the basic statutory-basis financial statements and, in our opinion, is fairly stated in all material respects when considered in relation to the basic statutory basis financial statements taken as a whole.


DELOITTE & TOUCHE LLP
Seattle, Washington

February 6, 1998

                         NORTHERN LIFE INSURANCE COMPANY

                 SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997
                                  (in millions)

The following is a summary of certain financial data included in other exhibits and schedules subject to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.


Investment Income Earned:
     Government Bonds                                                                              $    .3
     Other bonds (Unaffiliated)                                                                      312.0
     Bonds of Affiliates                                                                                 -
     Preferred Stocks (Unaffiliated)                                                                    .4
     Preferred Stocks of Affiliates                                                                      -
     Common Stocks (Unaffiliated)                                                                       .1
     Common Stocks of Affiliates                                                                         -
     Mortgage Loans                                                                                   70.9
     Real Estate                                                                                        .2
     Premium Notes, Policy Loans and Liens                                                            17.5
     Collateral Loans                                                                                    -
     Cash on Hand and on Deposit                                                                         -
     Short-Term Investments                                                                            2.4
     Other Invested Assets                                                                             3.7
     Derivative Instruments                                                                            8.2
     Aggregate Write-Ins for Investment Income                                                          .1
                                                                                              ------------

     Gross Investment Income                                                                         415.8
                                                                                                ==========
Real Estate Owned - Book Value Less Encumbrances                                                        .7
                                                                                                ==========

Mortgage Loans - Book Value:

     Farm Mortgages                                                                                     -
     Residential Mortgages                                                                           344.3
     Commercial Mortgages                                                                            653.5
                                                                                              ------------

     Total Mortgage Loans                                                                            997.8
                                                                                                ==========
Mortgage Loans by Standing - Book Value:

     Good Standing                                                                                   995.3
                                                                                                ==========
     Good Standing with Restructured Terms                                                             1.8
                                                                                                ==========
     Interest Overdue More Than Three Months, Not in Foreclosure                                         -
                                                                                                ==========

     Foreclosure in Process                                                                             .7
                                                                                                ==========
Other Long Term Assets - Statement Value                                                              54.1
                                                                                                ==========

Collateral Loans                                                                                         -
                                                                                                ==========



Bonds and Stock of Parents, Subsidiaries and Affiliates - Book Value

     Bonds                                                                                               -

     Preferred stocks                                                                                    -

     Common stocks                                                                                      .1
                                                                                                ==========
Bonds and Short-Term Investments by Class and Maturity:

     Bonds by Maturity - Statement Value
         Due within one year or less                                                                 308.6
         Over 1 year through 5 years                                                               1,546.7
         Over 5 years through 10 years                                                             1,907.6
         Over 10 years through 20 years                                                              309.1
         Over 20 years                                                                               106.0
                                                                                              ------------

         Total by Maturity                                                                         4,178.0
                                                                                                ==========
     Bonds by Class - Statement Value
         Class 1                                                                                   2,377.0
         Class 2                                                                                   1,530.1
         Class 3                                                                                     203.1
         Class 4                                                                                      63.4
         Class 5                                                                                       4.2
         Class 6                                                                                        .2
                                                                                                ----------

         Total by Class                                                                            4,178.0
                                                                                                ==========
         Total Bonds Publicly Traded                                                               2,596.7
                                                                                                ==========
         Total Bond Privately Placed                                                               1,581.3
                                                                                                ==========
Preferred Stocks - Statement Value                                                                     4.8
                                                                                                ==========

Common Stocks - Market Value                                                                           1.2
                                                                                                ==========

Short-Term Investments - Book Value                                                                   33.6
                                                                                                ==========

Financial Options Owned - Statement Value                                                                -
                                                                                                ==========

Financial Options Written and In force - Statement Value                                                 -
                                                                                                ==========

Financial Futures Contracts Open - Current Price                                                       7.5
                                                                                                ==========

Cash on Deposit                                                                                       12.3
                                                                                                ==========
Life Insurance in Force:

     Industrial                                                                                          -
                                                                                                ==========
     Ordinary                                                                                          2.2
                                                                                                ==========
     Credit Life                                                                                         -
                                                                                                ==========



     Group Life                                                                                        1.4
                                                                                                ==========
Amount of Accidental Death Insurance in Force Under Ordinary Policies                                 54.1
                                                                                                ==========

Life Insurance Policies with Disability Provisions in Force:

     Industrial                                                                                          -

     Ordinary                                                                                           .3
                                                                                                ==========
     Credit Life                                                                                         -
                                                                                                ==========
     Group Life                                                                                          -
                                                                                                ==========
Supplementary Contracts in Force:

     Ordinary - Not Involving Life Contingencies
         Amount on Deposit                                                                             2.7
                                                                                                ==========
         Income Payable                                                                                 .3
                                                                                                ==========
     Ordinary - Involving Life Contingencies
         Income Payable                                                                                 .1
                                                                                                ==========
     Group - Not Involving Life Contingencies
         Amount of Deposit                                                                               -
                                                                                                ==========
         Income Payable                                                                                  -
                                                                                                ==========
     Group - Involving Life Contingencies
         Income Payable                                                                                  -
                                                                                                ==========
Annuities:

     Ordinary
         Immediate - Amount of Income Payable                                                         23.4
                                                                                                ==========

     Deferred - Fully Paid Account Balance                                                            11.7
                                                                                                ==========

     Deferred - Not Fully Paid - Account Balance                                                   2,636.7
                                                                                                ==========

Group

     Amount of Income Payable                                                                         14.6
                                                                                                ==========
     Fully Paid Account Balance                                                                          -
                                                                                                ==========
     Not Fully Paid - Account Balance                                                              2,372.3
                                                                                                ==========

Accident and Health Insurance - Premiums in Force:

     Ordinary                                                                                            -
                                                                                                ==========



     Group                                                                                               -
                                                                                                ==========
     Credit                                                                                              -
                                                                                                ==========
Deposit Funds and Dividend Accumulations:

     Deposit Funds - Account Balance                                                                    .1
                                                                                                ==========

     Dividend Accumulations - Account Balance                                                         10.3
                                                                                                ==========

Claim Payments 1997:

     Group Accident and Health, Year - Ended December 31, 1997
     1997                                                                                                -
                                                                                                ==========

     1996                                                                                                -
                                                                                                ==========

     1995                                                                                                -
                                                                                                ==========

     Other Accident & Health
     1997                                                                                                -
                                                                                                ==========

     1996                                                                                                -
                                                                                                ==========

     1995                                                                                                -
                                                                                                ==========

Other Coverage's that use Developmental Methods to
   Calculate Claims Reserves
     1997                                                                                                -
                                                                                                ==========

     1996                                                                                                -
                                                                                                ==========

     1995                                                                                                -
                                                                                                ==========

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a)  Financial Statements:

         Part A: None

         Part B: SEPARATE ACCOUNT ONE
                  Independent Auditors' Report
                  Statement of Assets and Liabilities, December 31, 1997 Combined Statements of Operations and Changes in Contract
                   Owners' Equity, Year Ended December 31, 1997, December 31, 1996 and Period from October 20, 1995 to December 31, 1995
                  Notes to Financial Statements

                 NORTHERN LIFE INSURANCE COMPANY
                  Independent Auditors' Report
                  Statutory-Basis Balance Sheets, Years Ended December 31, 1997
                   and 1996 Statutory-Basis Statements of Operations, Years Ended December 31, 1997 and 1996
                  Statutory-Basis Statements of Changes in Capital and Surplus,
                   Years Ended December 31, 1997 and 1996
                  Statutory-Basis Statement of Cash Flows, Years Ended December
                   31, 1997 and 1996
                  Independent Auditor's Report on Supplemental Schedule of
                   Assets and Liabilities
                  Supplemental Schedule of Assets and Liabilities, Year Ended
                   December 31, 1997

    (b)  Exhibits:

     1. Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") authorizing the establishment of Separate Account One ("Registrant").

     2.   Not Applicable.

     3. (a) Form of Distribution and Administrative Services Agreement between Washington Square Securities, Inc. and Depositor.

          (b) Form of selling group (or distribution) agreement between Washington Square Securities, Inc. and selling group members.

     4.   (a)  Individual Deferred Tax Sheltered Annuity Contract (Transfer
               Series).

          (b) Individual Deferred Annuity Contract (Transfer Series) for use with non-qualified plans.

          (c)  Individual Deferred Retirement Annuity Contract (Transfer
               Series).

          (d)  Flexible Premium Individual Deferred Tax-Sheltered Annuity
               Contract.

          (e)  Flexible Premium Individual Deferred Retirement Annuity Contract.


          (f)  ERISA Endorsement.(1)

          (g)  TSA Endorsement.(2)

          (h) Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with Form No. 13000 (FL) 2-95 in Florida.(3)

          (i) Table of Sample Values Endorsement Form No. 13058 3-97 for use with Form No. 13000 (FL-PBC) 2-95 in Florida.(3)


          (j) Flexible Premium Individual Deferred Annuity Contract (457 Variable Annuity Contract).

          (k)  Roth IRA Endorsement.

     5.   Contract Application Form.

     6.   (a)  Articles of Incorporation of Depositor.

          (b)  Bylaws of Depositor.

     7.   Not Applicable.

     8. (a) Participation Agreement with The Alger American Fund and Fred Alger and Company.

          (b) Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company.


          (c) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity Distributors Corporation, and Northern Life Insurance Company, dated July 24, 1997.(3)


          (d) Participation Agreement among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company.


          (e) Amendment to Participation Agreement among Fidelity Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Northern Life Insurance Company, dated July 24, 1997.(3)

          (f) Participation Agreement by and between the Janus Aspen Series and Northern Life Insurance Company, dated August 8, 1997.(3)

          (g) Participation Agreement by and among Northern Life Insurance Company, Neuberger&Berman Advisers Management Trust, Advisers Managers Trust and Neuberger&Berman Management Incorporated, dated August 8, 1997.(3)

          (h) Participation Agreement by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors, dated August 8, 1997.(3)

          (i) Service Agreement by and between Fred Alger Management, Inc. and Northern Life Insurance Company, dated as of August 8, 1997.(3)

          (j) Service Agreement by and between Janus Capital Corporation and Northern Life Insurance Company, dated August 8, 1997.(3)

          (k) Service Agreement by and between Neuberger&Berman Management Inc. and Northern Life Insurance Company, effective August 8, 1997.(3)

          (l) Service Agreement by and between OpCap Advisors and Northern Life Insurance Company, dated as of August 8, 1997.(3)


     9. Consent and Opinion of James E. Nelson as to the legality of the securities being registered.

     10.  Consent of Deloitte & Touche LLP, dated April 14, 1998.

     11.  No financial statements are omitted from Item 23.

     12.  Not Applicable.

     13.  Schedule of computation of performance data.

     14.  Financial Data Schedule. Not required.


     15. Powers of Attorney for Richard R. Crowl, Michael J. Dubes, John H. Flittie, Wayne R. Huneke, Kenneth U. Kuk, Robert C. Salipante, John G. Turner, Ronald D. Jarvis, Mark S. Jordahl, James R. Miller and R. Michael Conley.


------------------
(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 28, 1997.


(3) Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed July 29, 1997.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS

NAME AND PRINCIPAL
BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH DEPOSITOR
----------------                 ------------------------------------

John G. Turner                   Director; Chairman
20 Washington Avenue South
Minneapolis, Minnesota 55401

Michael J. Dubes                 Director; President and Chief Executive Officer
1110 Third Avenue
Seattle, Washington 98111

Richard R. Crowl                 Director; Senior Vice President, General
20 Washington Avenue South       Counsel and Assistant Secretary
Minneapolis, Minnesota 55401

John H. Flittie                  Director; Vice Chairman
20 Washington Avenue South
Minneapolis, Minnesota 55401

Wayne R. Huneke                  Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Kenneth U. Kuk                   Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

Mark S. Jordahl                  Director; Assistant Treasurer
20 Washington Avenue South
Minneapolis, Minnesota 55401

James R. Miller                  Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

R. Michael Conley                Director
20 Washington Avenue South
Minneapolis, Minnesota 55401

Ronald D. Jarvis                 Director
20 Security Drive
Avon, Connecticut 06001

Robert C. Salipante              Director
20 Washington Avenue South
Minneapolis, Minnesota 55401


EXECUTIVE OFFICERS

NAME                     POSITIONS AND OFFICES WITH DEPOSITOR
----                     ------------------------------------
Michael J. Dubes         President and Chief Executive Officer
Richard R. Crowl         Senior Vice President, General Counsel and Assistant
                           Secretary
Jeryl A. Millner         Vice President, Chief Financial Officer and Treasurer
John A. Johnson          Vice President
Novian Junus             Vice President
Richard Contreras        Vice President, Marketing
Douglas R. Kaufman       Vice President and Chief Information Officer
Jerome A. Mills          Vice President, Strategic Marketing
Brad J. Corbin           Vice President, Sales
Elisabeth R. Bennett     Vice President and Medical Director

     The principal business address of each of the foregoing executive officers is 1110 Third Avenue, Seattle, Washington 98101, with the exception of Mr. Crowl, Ms. Bennett and Mr. Johnson whose principal business address is 20 Washington Avenue South, Minneapolis, Minnesota 55401.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Registrant is a separate account of Depositor. Depositor is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., formerly known as The NWNL Companies, Inc., a Delaware corporation.


     The following chart identifies the subsidiaries of ReliaStar Financial Corp. and their relationship to one another, all of which, except where indicated, are either directly or indirectly wholly-owned by ReliaStar Financial Corp., except for directors' qualifying shares.

                              ORGANIZATIONAL CHART

ReliaStar Financial Corp. owns, directly or indirectly, capital stock of subsidiary companies as follows as of March 3, 1998 (second and third tier subsidiaries are listed, indented, directly below their parent company):

                                                                      Owner and
                        Company                                       Percentage
                        -------                                       ----------

ReliaStar Life Insurance Company ("RLIC")                               RLR-100%
     Northern Life Insurance Company ("NLIC")                          RLIC-100%
          Norlic, Inc.                                                 NLIC-100%
          Nova, Inc.                                                   NLIC-100%
     ReliaStar United Services Life Insurance Company ("RUSL")         RLIC-100%
          Security-Connecticut Life Insurance Company ("SCL")          RUSL-100%
               ReliaStar Life Insurance Company of New York ("RLNY")    SCL-100%
                    North Atlantic Life Agency, Inc.                   RLNY-100%
          Delaware Administrators, Inc.                                RUSL-100%
          USL Services, Inc.                                           RUSL-100%
     NWNL Benefits Corporation ("NBC")                                 RLIC-100%
          NWNL Health Management Corp.                                  NBC-100%
          Select Care Health Network, Inc.                               NBC-50%
     ReliaStar Mortgage Corporation ("RMC")                            RLIC-100%
          James Mortgage Company                                        RMC-100%
     ReliaStar Reinsurance Group (UK), LTD.                            RLIC-100%
Washington Square Advisers, Inc.                                        RLR-100%
ReliaStar Investment Research, Inc.                                     RLR-100%
Washington Square Securities, Inc.                                      RLR-100%
Northstar Holding, Inc. ("NI")                                          RLR-100%
     Northstar Investment Management Corp.                               NI-100%
     Northstar Distributors, Inc. ("NDI")                                NI-100%
          Northstar Funding, Inc.                                       NDI-100%
     Northstar Administrators Corporation                                NI-100%
Bankers Centennial Management Corp.                                     RLR-100%
IB Holdings, Inc. ("IB")                                                RLR-100%
     International Risks, Inc.                                           IB-100%
     Northeastern Corporation                                            IB-100%
     The New Providence Insurance Company, Limited                       IB-100%
     IB Resolution, Inc.                                                 IB-100%
Successful Money Management Seminars, Inc. ("SMMS")                     RLR-100%
     Successful Money Management Software, Inc.                        SMMS-100%
PrimeVest Financial Services, Inc. ("PVF")                              RLR-100%
     PrimeVest Mortgage, Inc.                                           PVF-100%
     PrimeVest Insurance Agency of Alabama, Inc.                        PVF-100%
     PrimeVest Insurance Agency of New Mexico, Inc.                     PVF-100%
     PrimeVest Insurance Agency of Ohio, Inc.       Class A  Robert Chapman-100%
                                                    Class B             PVF-100%
     Branson Insurance Agency, Inc.                                     PVF-100%
     Granite Investment Services, Inc.                                  PVF-100%
Arrowhead, Ltd.                                                         RLR-100%
ReliaStar Payroll Agent, Inc.                                           RLR-100%
ReliaStar Bancshares, Inc. ("RBS")                                      RLR-100%
     ReliaStar Bank ("RB")                                              RBS-100%
          ReliaStar Investment Services, Inc.                            RB-100%
LaMar & Phillips, Inc.                                                  RLR-100%

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of February 28, 1998, there were 15,185 owners of the Contracts, 14,279 which were owners of qualified Contracts.



ITEM 28. INDEMNIFICATION

     Reference is hereby made to Article VII, Section 6 of Depositor's Bylaws, filed as an Exhibit to this registration statement filed on Form N-4. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, and permit indemnification of directors, officers, employees and agents of Washington Square Securities, Inc. ("WSSI") under certain conditions.
Section 4.01 of the Bylaws of WSSI mandates indemnification by WSSI of its directors and officers under certain conditions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     An insurance company blanket bond is maintained providing $25,000,000 coverage for Depositor and the Principal Underwriter, subject to a $500,000 deductible.


ITEM 29. PRINCIPAL UNDERWRITERS


     (a) WSSI is the distributor and underwriter of variable life contracts issued by ReliaStar Life Insurance Company of New York (formerly ReliaStar Bankers Security Life Insurance Company) through ReliaStar Life Insurance Company of New York Variable Life Separate Account I (formerly ReliaStar Bankers Security Variable Life Separate Account I) and of variable annuity contracts issued by ReliaStar Life Insurance Company of New York through Separate Accounts M, P, and Q. WSSI also acts as distributor of (i) USLICO Series Funds, which funds variable life insurance policies of related companies; (ii) Select*Life II, Select*Life III, Select* Annuity III, and SVUL I variable life insurance policies and variable annuity contracts issued by the Company's affiliate, ReliaStar Life Insurance Company; (iii) Northern Life Advantage Variable Annuity, a variable annuity issued by the Company's affiliate, Northern Life Insurance Company; and (iv) Select*Life NY contracts, a variable life policy issued by ReliaStar Life Insurance Company of New York.

     (b) The directors and officers of WSSI are as follows:

DIRECTORS

NAME                    PRINCIPAL OCCUPATION
----                    --------------------

John H. Flittie         President and Chief Operating Officer of ReliaStar
                         Financial Corp.; Vice Chairman, President and Chief Operating Officer of ReliaStar Life Insurance Company

Anne W. Dowdle          Vice President, ReliaStar Life Insurance Company

Michael J. Dubes        President and Chief Executive Officer of Depositor

James R. Gelder         Vice President, ReliaStar Life Insurance Company

Robert C. Salipante     Senior Vice President of Personal Financial Services of
                         ReliaStar Financial Corp.

Wayne R. Huneke         Senior Vice President, ReliaStar Financial Corp.
                         and ReliaStar Life Insurance Company


EXECUTIVE OFFICERS

NAME                      POSITIONS AND OFFICES WITH WSSI
----                      -------------------------------

John H. Flittie           Chairman

Jeffrey A. Montgomery     President and Chief Operating Officer

David Braun               Assistant Vice President

Karen Callanan            Assistant Vice President

Timothy J. Lyle           Assistant Vice President and Chief Compliance Officer

Margaret B. Wall          Treasurer and Chief Financial Officer

Susan M. Bergen           Secretary


     (c) For the year ended December 31, 1997 WSSI received $5,551,624 in fees, including gross concessions, in connection with distribution of the Contracts.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of Depositor at 1110 Third Avenue, Seattle, Washington 98101.


ITEM 31. MANAGEMENT SERVICES

     Not applicable.


ITEM 32. UNDERTAKINGS

     Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     The Depositor and the Registrant rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

     The Depositor represents that the fees and charges deducted under the Advantage series variable annuity contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     The Depositor and Registrant rely on SEC regulation (section)270.6c-7 with respect to offering variable annuity contracts under the Texas Optional Retirement Program and represent that the provisions of paragraphs (a)-(d) of that regulation have been or will be complied with.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Seattle and State of Washington, on this 14th day of April, 1998.



                                        SEPARATE ACCOUNT ONE
                                          (Registrant)

                                        By NORTHERN LIFE INSURANCE COMPANY
                                          (Depositor)


                                        By /S/ MICHAEL J. DUBES
                                           -------------------------------------
                                               Michael J. Dubes
                                           President and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Seattle and State of Washington, on this 14th day of April, 1998.


                                          NORTHERN LIFE INSURANCE COMPANY



                                        By /S/ MICHAEL J. DUBES
                                           -------------------------------------
                                               Michael J. Dubes
                                           President and Chief Executive Officer


As required by the Securities Act of 1933, Post-Effective Amendment No. 5 to the Registration Statement has been signed on this 14th day of April, 1998 by the following directors and officers of Depositor in the capacities indicated:



               SIGNATURE                            TITLE
               ---------                            -----

         /S/ MICHAEL J. DUBES             President and Chief Executive Officer
 -------------------------------------
             Michael J. Dubes

         /S/ JERYL A. MILLNER             Vice President, Chief Financial
 -------------------------------------    Officer and Treasurer
             Jeryl A. Millner

R. Michael Conley     Wayne R. Huneke      James R. Miller
Richard R. Crowl      Ronald D. Jarvis     Robert C. Salipante
Michael J. Dubes      Mark S. Jordahl      John G. Turner
John H. Flittie       Kenneth U. Kuk

A majority of the Board of Directors.

James E. Nelson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Northern Life Insurance Company pursuant to powers of attorney duly executed by such persons.


                              /S/ JAMES E. NELSON
                       -----------------------------------
                        James E. Nelson, Attorney-In-Fact